iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Belgium  —  0 .0%
Viohalco SA
(a)
........................... 573,847 $ 13,971,698
a
Brazil  —  2 .8%
Allos SA ............................... 4,647,145 25,987,642
Alupar Investimento SA ..................... 2,246,223 14,502,678
Ambev SA ............................. 50,830,382 164,445,160
Aura Minerals, Inc. ........................ 389,769 30,117,451
Auren Energia SA , Class ON
(b)
................ 4,986,920 12,228,683
Axia Energia SA ......................... 12,009,835 124,822,957
Azzas 2154 SA .......................... 1,711,676 6,552,113
B3 SA - Brasil Bolsa Balcao .................. 58,164,840 190,248,855
Banco Bradesco SA ....................... 17,620,201 54,140,234
Banco BTG Pactual SA ..................... 13,928,799 148,412,236
Banco do Brasil SA
(b)
...................... 18,746,530 75,438,753
BB Seguridade Participacoes SA .............. 7,314,541 51,329,604
Bradsaude SA ........................... 4,360,493 11,721,221
Brava Energia ........................... 4,272,259 17,149,844
C&A MODAS SA ......................... 688,381 1,580,211
Caixa Seguridade Participacoes SA ............ 5,968,791 20,954,751
Cia Brasileira de Aluminio ................... 1,106,577 2,344,968
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 27,392,063 151,769,367
Cia de Saneamento de Minas Gerais Copasa MG ... 2,419,899 25,285,283
Cia De Saneamento do Parana Sanepar ......... 2,038,267 15,329,782
Cia Paranaense de Energia - Copel ............ 21,467,233 61,960,514
Cia Siderurgica Nacional SA
(b)
................ 7,298,548 9,708,152
Cogna Educacao SA ...................... 22,725,383 11,262,344
Cosan SA
(b)
............................. 15,782,023 11,888,412
CPFL Energia SA ......................... 1,924,043 16,549,390
Cury Construtora e Incorporadora SA ........... 2,237,220 14,072,016
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 3,316,659 14,806,308
Dexco SA .............................. 6,595,698 6,223,652
Direcional Engenharia SA ................... 4,635,031 12,312,182
EcoRodovias Infraestrutura e Logistica SA ........ 4,123,834 6,155,647
Embraer SA ............................ 7,705,768 112,091,119
Energisa SA ............................ 3,213,792 30,579,936
Eneva SA
(b)
............................. 10,556,120 53,632,803
Engie Brasil Energia SA .................... 2,343,716 15,378,379
Equatorial SA ........................... 12,899,960 98,580,341
Fleury SA .............................. 3,911,076 11,931,978
GPS Participacoes e Empreendimentos SA
(c)
...... 4,566,347 11,052,541
Grendene SA ........................... 4,867,576 3,927,215
Grupo Mateus SA ........................ 7,346,284 6,218,321
Hapvida Participacoes e Investimentos SA
(b) (c)
..... 3,555,390 8,563,299
Hypera SA ............................. 3,579,244 15,545,735
Iguatemi SA ............................ 3,219,821 16,556,909
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira ............................ 1,381,382 3,803,589
Inter & Co., Inc. , Class A .................... 2,802,867 17,293,689
IRB-Brasil Resseguros SA ................... 722,808 7,393,502
Itau Unibanco Holding SA
(b)
.................. 3,866,864 30,707,709
JBS N.V. , Class A ........................ 3,840,784 47,894,576
JHSF Participacoes SA ..................... 1,072,787 2,388,201
Klabin SA .............................. 8,478,409 28,017,381
Localiza Rent a Car SA ..................... 9,970,717 83,053,895
Lojas Renner SA ......................... 11,759,540 34,733,950
M Dias Branco SA ........................ 1,098,788 4,223,469
Magazine Luiza SA ....................... 4,403,072 5,219,568
MBRF Global Foods Co. SA ................. 7,000,121 22,216,439
Minerva SA ............................. 7,235,326 5,292,514
Motiva Infraestrutura de Mobilidade SA .......... 11,205,034 31,341,355
Security Shares Value
a
Brazil (continued)
Movida Participacoes SA .................... 829,673 $ 1,564,102
MRV Engenharia e Participacoes SA
(b)
.......... 4,686,620 5,434,920
Multiplan Empreendimentos Imobiliarios SA ....... 2,923,489 17,264,322
Natura Cosmeticos SA
(b)
.................... 9,832,511 19,393,897
NU Holdings Ltd. , Class A
(b)
.................. 41,032,389 538,755,268
Orizon Valorizacao de Residuos SA
(b)
........... 318,384 5,111,008
Pagseguro Digital Ltd. , Class A ............... 1,925,697 18,005,267
Petroleo Brasileiro SA - Petrobras
(b)
............ 41,691,658 386,209,112
Petroreconcavo SA ....................... 1,893,018 4,266,707
Porto Seguro SA ......................... 2,140,854 20,502,256
PRIO SA
(b)
............................. 9,152,869 112,946,863
Raia Drogasil SA ......................... 14,513,616 53,772,781
Rede D'Or Sao Luiz SA
(c)
................... 8,499,512 57,319,959
Rumo SA .............................. 14,072,546 38,274,045
Sao Martinho SA ......................... 1,917,314 6,453,696
Sendas Distribuidora SA .................... 14,671,886 25,449,049
SIMPAR SA ............................ 3,123,889 5,523,801
SLC Agricola SA ......................... 3,115,978 9,574,225
Smartfit Escola de Ginastica e Danca SA ......... 4,204,140 15,442,946
StoneCo Ltd. , Class A ...................... 2,268,159 25,970,421
Suzano SA ............................. 6,943,641 57,687,602
Telefonica Brasil SA ....................... 8,699,629 58,324,618
TIM SA ............................... 9,066,780 39,361,783
TOTVS SA ............................. 6,123,956 40,146,143
Transmissora Alianca de Energia Eletrica SA ...... 1,848,119 14,346,639
Ultrapar Participacoes SA ................... 8,014,014 41,098,322
Vale SA ............................... 40,028,940 657,183,854
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 5,642,598 3,422,773
Vibra Energia SA ......................... 12,052,624 71,079,792
Vivara Participacoes SA .................... 1,684,382 7,292,405
WEG SA .............................. 17,177,609 150,168,510
XP, Inc. , Class A ......................... 4,437,320 73,970,124
4,598,256,033
a
Canada  —  0 .0%
Sigma Lithium Corp.
(a) (b)
.................... 764,839 12,826,350
a
Cayman Islands  —  0 .0%
Patria Investments Ltd. , Class A ............... 862,342 9,994,544
a
Chile  —  0 .4%
Aguas Andinas SA , Class A .................. 29,094,000 10,950,620
Banco de Chile .......................... 497,865,339 93,784,664
Banco de Credito e Inversiones SA ............. 908,054 61,266,405
Banco Santander Chile ..................... 733,739,991 57,707,293
CAP SA
(b)
.............................. 1,017,805 7,832,172
Cencosud SA ........................... 14,074,629 33,192,493
Cia Cervecerias Unidas SA .................. 1,705,271 10,250,326
Cia Sud Americana de Vapores SA ............. 167,484,030 8,371,943
Colbun SA ............................. 97,125,929 14,579,147
Empresa Nacional de Telecomunicaciones SA ..... 2,078,951 8,408,862
Empresas CMPC SA ...................... 11,560,992 13,846,588
Empresas Copec SA ...................... 4,175,528 29,665,559
Enel Chile SA ........................... 308,644,121 26,805,751
Engie Energia Chile SA ..................... 5,293,316 11,002,466
Falabella SA ............................ 7,362,529 47,151,157
Inversiones Aguas Metropolitanas SA ........... 7,151,836 7,673,816
Inversiones La Construccion SA ............... 413,087 10,814,039
Latam Airlines Group SA .................... 3,532,367,602 95,647,453
Parque Arauco SA ........................ 7,948,557 34,829,190
Plaza SA .............................. 8,518,780 37,136,383
SMU SA ............................... 40,502,905 6,598,491

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chile (continued)
Vina Concha y Toro SA ..................... 7,244,821 $ 7,277,055
634,791,873
a
China  —  18 .9%
360 Security Technology, Inc. , Class A ........... 4,953,688 7,388,182
361 Degrees International Ltd.
(a)
............... 10,980,000 6,627,034
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 1,762,337 5,004,239
3SBio, Inc.
(b) (c)
........................... 21,115,500 49,886,400
AAC Technologies Holdings, Inc. .............. 8,521,000 49,522,205
Abbisko Cayman Ltd.
(b)
..................... 6,205,000 7,720,185
Accelink Technologies Co. Ltd. , Class A .......... 582,200 17,522,340
ACM Research Shanghai, Inc. , Class A .......... 227,114 7,692,976
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 171,800 7,079,421
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 624,657 27,506,982
AECC Aviation Power Co. Ltd. , Class A .......... 1,783,867 10,945,507
Agricultural Bank of China Ltd. , Class A .......... 57,226,135 53,458,642
Agricultural Bank of China Ltd. , Class H .......... 304,712,000 224,426,607
Aier Eye Hospital Group Co. Ltd. , Class A ........ 5,615,093 7,570,759
Air China Ltd. , Class A
(b)
.................... 8,204,000 8,251,707
AK Medical Holdings Ltd.
(c)
.................. 7,172,000 5,353,545
Akeso, Inc.
(b) (c)
........................... 7,265,000 109,729,266
Alibaba Group Holding Ltd. .................. 189,417,204 2,936,753,393
Alibaba Health Information Technology Ltd.
(a) (b)
..... 60,462,000 27,961,292
Alphamab Oncology
(b) (c)
..................... 1,853,000 2,150,529
Aluminum Corp. of China Ltd. , Class A .......... 7,079,300 11,983,321
Aluminum Corp. of China Ltd. , Class H .......... 44,656,000 62,538,566
Amlogic Shanghai Co. Ltd. , Class A ............ 332,186 5,204,174
Angelalign Technology, Inc.
(c)
................. 862,200 7,739,766
Anhui Conch Cement Co. Ltd. , Class A .......... 1,710,329 5,094,102
Anhui Conch Cement Co. Ltd. , Class H .......... 13,653,000 33,122,911
Anhui Expressway Co. Ltd. , Class H
(a)
........... 4,686,000 9,692,616
Anhui Gujing Distillery Co. Ltd. , Class A .......... 275,155 3,783,671
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(b)
................................. 1,735,100 9,491,538
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 102,600 4,312,146
Anker Innovations Technology Co. Ltd. , Class A .... 432,508 8,037,701
ANTA Sports Products Ltd. .................. 13,946,400 134,818,605
APT Medical, Inc. , Class A ................... 24,400 741,489
Ascentage Pharma Group International
(b) (c)
........ 3,421,600 17,126,406
Ascletis Pharma, Inc.
(b) (c)
.................... 1,584,000 2,873,273
AsiaInfo Technologies Ltd.
(a) (c)
................ 4,902,800 3,231,738
Atour Lifestyle Holdings Ltd. , ADR ............. 514,215 17,658,143
Autohome, Inc. , ADR ...................... 712,568 12,441,437
Avary Holding Shenzhen Co. Ltd. , Class A ........ 1,421,275 22,052,153
AviChina Industry & Technology Co. Ltd. , Class H
(a)
.. 31,219,000 12,486,231
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(b)
................................. 6,388,800 5,772,496
Baidu, Inc. , Class A
(b)
...................... 23,759,962 401,764,467
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 4,149,200 3,870,871
Bank of Beijing Co. Ltd. , Class A .............. 13,432,806 10,106,423
Bank of Changsha Co. Ltd. , Class A ............ 1,314,500 1,845,853
Bank of Chengdu Co. Ltd. , Class A ............. 3,487,508 9,590,456
Bank of China Ltd. , Class A .................. 21,710,900 18,805,651
Bank of China Ltd. , Class H .................. 773,611,000 514,259,843
Bank of Communications Co. Ltd. , Class A ........ 34,451,043 33,917,908
Bank of Communications Co. Ltd. , Class H ....... 94,745,000 88,320,990
Bank of Hangzhou Co. Ltd. , Class A ............ 4,993,397 11,816,813
Bank of Jiangsu Co. Ltd. , Class A .............. 11,875,408 19,820,871
Bank of Nanjing Co. Ltd. , Class A .............. 8,349,281 13,303,955
Bank of Ningbo Co. Ltd. , Class A .............. 4,170,731 19,129,644
Bank of Shanghai Co. Ltd. , Class A ............. 9,628,565 12,851,750
Bank of Suzhou Co. Ltd. , Class A .............. 1,297,600 1,563,189
Security Shares Value
a
China (continued)
Baoshan Iron & Steel Co. Ltd. , Class A .......... 12,400,630 $ 11,063,144
Beijing Capital International Airport Co. Ltd. , Class H
(b)
22,244,000 4,856,190
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 406,900 5,526,884
Beijing Enlight Media Co. Ltd. , Class A .......... 2,157,000 4,054,424
Beijing Enterprises Holdings Ltd. .............. 5,089,500 20,015,362
Beijing Enterprises Water Group Ltd. ............ 47,818,000 16,596,481
Beijing Kingsoft Office Software, Inc. , Class A ...... 337,558 11,929,731
Beijing New Building Materials PLC , Class A ...... 1,395,519 4,723,720
Beijing Roborock Technology Co. Ltd. , Class A ..... 314,156 4,763,205
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.
(a)
.. 4,320,000 3,820,716
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 692,283 2,624,726
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(b)
............................. 895,451 4,585,530
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 27,623,001 20,498,508
BeOne Medicines Ltd. , Class H
(b)
.............. 9,182,264 206,594,095
Bilibili, Inc. , Class Z
(b)
...................... 2,830,137 49,078,490
Biocytogen Pharmaceuticals Beijing Co. Ltd. , Class H
(b)
377,500 2,380,539
Biwin Storage Technology Co. Ltd. , Class A
(b)
...... 327,000 15,828,566
Black Sesame International Holding Ltd.
(a) (b)
....... 3,204,500 6,088,554
Bloks Group Ltd.
(b)
........................ 302,100 2,084,589
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A
(b)
.............................. 2,435,400 6,013,844
BOC Aviation Ltd.
(c)
....................... 2,148,900 20,950,567
BOC International China Co. Ltd. , Class A ........ 2,696,300 4,547,973
BOE Technology Group Co. Ltd. , Class A ......... 24,362,400 18,406,221
Bosideng International Holdings Ltd.
(a)
........... 50,820,000 27,578,112
Brilliance China Automotive Holdings Ltd. ........ 34,174,000 11,413,223
BYD Co. Ltd. , Class A ...................... 3,981,473 56,588,322
BYD Co. Ltd. , Class H ..................... 41,158,800 479,116,065
BYD Electronic International Co. Ltd.
(a)
.......... 8,715,500 32,443,373
C&D International Investment Group Ltd.
(a)
........ 9,462,000 19,052,222
Caitong Securities Co. Ltd. , Class A ............ 7,279,750 8,448,530
Cambricon Technologies Corp. Ltd. , Class A ....... 427,302 82,757,656
Canmax Technologies Co. Ltd. , Class A
(b)
........ 203,818 2,522,230
CanSino Biologics, Inc. , Class H
(b) (c)
............ 1,146,200 3,776,351
CARsgen Therapeutics Holdings Ltd.
(b) (c)
......... 1,993,000 4,605,549
CCOOP Group Co. Ltd. , Class A
(b)
............. 5,545,000 1,424,161
CGN Mining Co. Ltd.
(a)
..................... 38,170,000 15,694,043
CGN New Energy Holdings Co. Ltd. ............ 20,472,000 7,165,723
CGN Power Co. Ltd. , Class H
(c)
............... 118,989,000 47,086,095
Changchun High-Tech Industry Group Co. Ltd. , Class A 307,342 3,342,281
Changjiang Securities Co. Ltd. , Class A .......... 6,288,628 7,558,783
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd. , Class A .......................... 222,669 4,178,329
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 1,434,671 27,286,883
Chengtun Mining Group Co. Ltd. , Class A ........ 1,584,600 2,870,897
Chervon Holdings Ltd.
(a)
.................... 2,162,400 4,464,473
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 1,085,800 5,404,610
China Animal Healthcare Ltd. , NVS
(a) (b) (d)
......... 1,237,000 2
China BlueChemical Ltd. , Class H ............. 21,672,000 6,356,410
China CITIC Bank Corp. Ltd. , Class A ........... 7,200,200 7,896,987
China CITIC Bank Corp. Ltd. , Class H ........... 90,942,000 84,609,125
China Coal Energy Co. Ltd. , Class H ............ 20,673,000 33,371,698
China Communications Services Corp. Ltd. , Class H . 27,556,000 14,521,849
China Conch Venture Holdings Ltd. ............. 15,508,500 20,992,228
China Construction Bank Corp. , Class A ......... 9,856,092 14,514,776
China Construction Bank Corp. , Class H ......... 965,426,000 1,046,051,725
China CSSC Holdings Ltd. , Class A ............ 5,142,046 28,411,110
China Datang Corp. Renewable Power Co. Ltd. , Class
H .................................. 30,381,000 6,552,460
China East Education Holdings Ltd.
(c)
........... 6,194,000 3,762,130
China Eastern Airlines Corp. Ltd. , Class A
(b)
....... 13,504,775 8,757,082
China Education Group Holdings Ltd.
(a) (b)
......... 13,322,000 3,229,070

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
China Energy Engineering Corp. Ltd. , Class A ..... 25,100,244 $ 10,722,319
China Everbright Bank Co. Ltd. , Class A ......... 29,714,982 13,616,018
China Everbright Environment Group Ltd. ........ 39,672,148 26,988,699
China Everbright Ltd.
(a)
..................... 11,114,000 8,635,920
China Feihe Ltd.
(a) (c)
....................... 40,669,000 15,892,152
China Fiber Optic Network System Group Ltd. , NVS
(b) (d)
10,394,800 13
China Foods Ltd. ......................... 14,394,000 6,506,603
China Galaxy Securities Co. Ltd. , Class A ........ 3,662,100 6,649,276
China Galaxy Securities Co. Ltd. , Class H ........ 40,003,500 39,622,213
China Gas Holdings Ltd.
(a)
................... 26,326,800 23,280,216
China Gold International Resources Corp. Ltd. ..... 2,682,700 51,678,927
China Great Wall Securities Co. Ltd. , Class A ...... 4,236,500 5,328,440
China Greatwall Technology Group Co. Ltd. , Class A
(b)
2,406,700 6,317,678
China Hongqiao Group Ltd. .................. 35,368,500 126,818,596
China Huiyuan Juice Group Ltd. , NVS
(b) (d)
......... 10,877,000 14
China International Capital Corp. Ltd. , Class A ..... 2,550,412 12,739,803
China International Capital Corp. Ltd. , Class H
(c)
.... 19,963,600 49,993,235
China Jinmao Holdings Group Ltd. ............. 67,296,000 14,946,520
China Jushi Co. Ltd. , Class A ................. 2,979,405 18,567,091
China Lesso Group Holdings Ltd. .............. 13,878,000 8,180,819
China Life Insurance Co. Ltd. , Class A ........... 1,326,966 6,636,306
China Life Insurance Co. Ltd. , Class H .......... 83,752,000 308,970,386
China Literature Ltd.
(a) (b) (c)
................... 4,561,600 13,448,277
China Longyuan Power Group Corp. Ltd. , Class H .. 28,118,000 24,290,873
China Medical System Holdings Ltd. ............ 14,499,000 19,550,875
China Mengniu Dairy Co. Ltd. ................ 33,998,000 73,610,808
China Merchants Bank Co. Ltd. , Class A ......... 13,197,992 74,179,609
China Merchants Bank Co. Ltd. , Class H ......... 43,504,964 261,727,844
China Merchants Energy Shipping Co. Ltd. , Class A . 5,766,400 13,525,968
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 4,331,639 6,428,341
China Merchants Port Holdings Co. Ltd. ......... 13,480,270 26,482,964
China Merchants Securities Co. Ltd. , Class A ...... 4,935,941 12,403,683
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 5,610,822 7,316,730
China Metal Recycling Holdings Ltd.
(b) (d)
.......... 62,400 —
China Minsheng Banking Corp. Ltd. , Class A ...... 23,988,517 12,587,651
China Minsheng Banking Corp. Ltd. , Class H ...... 72,501,220 31,072,710
China Modern Dairy Holdings Ltd.
(a)
............ 42,939,000 6,252,228
China National Building Material Co. Ltd. , Class H ... 41,146,850 27,852,240
China National Chemical Engineering Co. Ltd. , Class A 4,178,622 4,765,093
China National Nuclear Power Co. Ltd. , Class A .... 13,205,309 17,645,336
China National Software & Service Co. Ltd. , Class A
(b)
850,680 4,548,755
China Nonferrous Mining Corp. Ltd. ............ 17,454,000 30,292,944
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 2,472,200 17,779,721
China Oilfield Services Ltd. , Class H ............ 18,000,000 18,162,585
China Overseas Grand Oceans Group Ltd.
(a)
...... 21,694,500 8,027,926
China Overseas Land & Investment Ltd. ......... 41,798,500 83,140,519
China Overseas Property Holdings Ltd. .......... 14,685,000 7,005,607
China Pacific Insurance Group Co. Ltd. , Class A .... 4,470,042 21,265,655
China Pacific Insurance Group Co. Ltd. , Class H .... 29,633,200 118,953,169
China Petroleum & Chemical Corp. , Class A ....... 18,963,900 13,596,131
China Petroleum & Chemical Corp. , Class H ...... 251,810,200 138,805,640
China Power International Development Ltd. ...... 43,399,000 20,599,251
China Qinfa Group Ltd. ..................... 3,696,000 919,649
China Railway Group Ltd. , Class A ............. 8,317,566 5,861,926
China Railway Group Ltd. , Class H ............. 47,028,000 21,037,744
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(b)
............................. 784,159 5,659,537
China Resources Beer Holdings Co. Ltd. ......... 18,220,000 56,301,374
China Resources Building Materials Technology
Holdings Ltd.
(a)
......................... 27,570,000 4,398,460
China Resources Gas Group Ltd.
(a)
............. 9,310,900 21,848,875
Security Shares Value
a
China (continued)
China Resources Land Ltd. .................. 33,280,277 $ 149,882,358
China Resources Microelectronics Ltd. , Class A .... 888,612 8,427,663
China Resources Mixc Lifestyle Services Ltd.
(c)
..... 7,636,200 40,523,979
China Resources Pharmaceutical Group Ltd.
(c)
..... 18,981,000 11,310,757
China Resources Power Holdings Co. Ltd.
(a)
....... 22,888,000 62,111,722
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 683,731 2,471,025
China Risun Group Ltd.
(a)
................... 18,323,000 5,891,865
China Ruyi Holdings Ltd.
(a) (b)
................. 128,583,200 22,318,602
China Shenhua Energy Co. Ltd. , Class A ......... 4,254,129 29,500,360
China Shenhua Energy Co. Ltd. , Class H ......... 37,413,500 215,083,379
China Shineway Pharmaceutical Group Ltd. ....... 5,322,000 5,689,587
China Southern Airlines Co. Ltd. , Class A
(b)
........ 8,338,184 6,759,850
China State Construction Engineering Corp. Ltd. , Class
A .................................. 21,718,319 15,498,897
China Taiping Insurance Holdings Co. Ltd. ........ 16,180,708 41,081,522
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 19,920,170 12,278,751
China Tobacco International HK Co. Ltd. ......... 3,038,000 9,570,842
China Tourism Group Duty Free Corp. Ltd. , Class A .. 1,335,057 11,741,416
China Tower Corp. Ltd. , Class H
(c)
.............. 47,168,100 59,677,871
China Traditional Chinese Medicine Holdings Co. Ltd. 33,078,000 6,585,807
China Travel International Investment Hong Kong Ltd.
(a)
28,802,000 4,337,577
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 1,563,800 15,734,116
China United Network Communications Ltd. , Class A . 22,079,425 14,200,574
China Vanke Co. Ltd. , Class A
(b)
............... 5,287,168 2,774,251
China Water Affairs Group Ltd.
(a)
............... 10,450,000 6,356,181
China XD Electric Co. Ltd. , Class A ............. 3,444,400 8,437,524
China XLX Fertiliser Ltd. .................... 6,639,000 8,575,974
China Yangtze Power Co. Ltd. , Class A .......... 15,953,241 65,437,222
China Youran Dairy Group Ltd.
(b) (c)
............. 17,490,000 6,583,662
China Zheshang Bank Co. Ltd. , Class A .......... 18,698,996 8,291,870
China Zhongwang Holdings Ltd. , NVS
(a) (b) (d)
....... 2,334,641 81,923
Chinasoft International Ltd.
(a) (b)
................ 25,260,000 11,948,083
Chongqing Afari Technology Co. Ltd. , Class A
(b)
.... 2,593,600 4,136,541
Chongqing Changan Automobile Co. Ltd. , Class A ... 5,642,364 6,605,402
Chongqing Hongjiu Fruit Co. Ltd. , Class H
(a) (b) (d)
..... 2,296,200 191,182
Chongqing Machinery & Electric Co. Ltd. , Class H ... 7,024,000 2,522,780
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 5,851,400 5,743,026
Chongqing Rural Commercial Bank Co. Ltd. , Class H 24,467,000 19,856,081
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(b)
................................. 1,929,970 3,876,424
Chow Tai Fook Jewellery Group Ltd.
(a)
........... 21,098,200 29,570,789
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(b)
............................. 2,352,200 5,606,613
CIMC Enric Holdings Ltd. ................... 9,552,000 10,579,612
Cirrus Aircraft Ltd. ........................ 263,800 1,304,776
CITIC Ltd. .............................. 49,391,000 82,840,419
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 231,500 483,994
CITIC Securities Co. Ltd. , Class A .............. 7,437,489 28,658,045
CITIC Securities Co. Ltd. , Class H ............. 17,877,400 59,567,608
CMOC Group Ltd. , Class A .................. 11,358,433 31,162,803
CMOC Group Ltd. , Class H .................. 42,111,000 98,284,097
CNGR Advanced Material Co. Ltd. , Class A ....... 752,155 5,816,636
CNPC Capital Co. Ltd. , Class A ............... 6,083,858 7,014,337
COFCO Joycome Foods Ltd.
(a) (b)
............... 37,455,000 5,590,617
Consun Pharmaceutical Group Ltd. ............. 5,299,000 9,607,367
Contemporary Amperex Technology Co. Ltd. , Class A 3,009,351 188,798,208
Contemporary Amperex Technology Co. Ltd. , Class H 1,959,435 185,155,589
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 5,953,400 17,150,976
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 12,786,000 26,087,884

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 5,305,696 $ 11,089,315
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 29,918,600 54,100,642
COSCO SHIPPING International Hong Kong Co. Ltd. 12,894,000 10,055,648
COSCO SHIPPING Ports Ltd. ................ 17,580,000 11,171,506
Country Garden Holdings Co. Ltd.
(b)
............ 123,650,000 3,833,506
Country Garden Services Holdings Co. Ltd. ....... 23,556,000 17,487,694
CRRC Corp. Ltd. , Class A ................... 12,779,000 10,898,974
CRRC Corp. Ltd. , Class H ................... 51,168,000 33,918,352
CSC Financial Co. Ltd. , Class A ............... 3,159,394 11,393,908
CSG Holding Co. Ltd. , Class B ................ 3,734,481 638,544
CSI Solar Co. Ltd. , Class A .................. 2,574,806 5,044,306
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(b)
. 953,760 3,772,577
CSPC Pharmaceutical Group Ltd. .............. 89,249,760 85,447,258
CStone Pharmaceuticals
(a) (b) (c)
................ 13,103,000 13,463,683
CT Environmental Group Ltd. , NVS
(a) (b) (d)
......... 33,362,000 43
Dajin Heavy Industry Co. Ltd. , Class A ........... 405,800 4,378,832
Damai Entertainment Holdings Ltd.
(a) (b)
........... 139,810,000 10,340,535
Daqin Railway Co. Ltd. , Class A ............... 13,391,419 10,273,227
Daqo New Energy Corp. , ADR
(a) (b)
.............. 494,604 8,230,211
Datang International Power Generation Co. Ltd. , Class
A .................................. 6,547,377 8,356,338
Dazhong Mining Co. Ltd. .................... 723,500 4,170,768
Delton Technology Guangzhou, Inc. , Class A ...... 245,800 7,138,602
Dmall, Inc.
(b)
............................ 789,900 627,894
Dongfang Electric Corp. Ltd. , Class A ........... 2,200,124 11,459,065
Dongxing Securities Co. Ltd. , Class A ........... 4,079,067 8,064,454
Dongyue Group Ltd.
(a)
...................... 14,613,000 30,480,289
Dosilicon Co. Ltd. , Class A
(b)
................. 300,000 6,296,633
DPC Dash Ltd.
(a) (b)
........................ 1,092,500 5,392,170
Duality Biotherapeutics, Inc.
(b)
................ 308,700 8,896,582
East Buy Holding Ltd.
(b) (c)
.................... 4,941,500 13,733,220
East Money Information Co. Ltd. , Class A ......... 10,667,868 30,236,780
Eastroc Beverage Group Co. Ltd. , Class A ........ 517,959 10,905,367
Ecovacs Robotics Co. Ltd. , Class A ............. 458,200 3,977,026
Empyrean Technology Co. Ltd. , Class A .......... 444,400 7,517,735
ENN Energy Holdings Ltd. ................... 8,427,300 59,086,240
ENN Natural Gas Co. Ltd. , Class A ............. 1,764,428 5,098,749
Eoptolink Technology, Inc. Ltd. , Class A .......... 684,046 70,999,547
Eve Energy Co. Ltd. , Class A ................. 1,465,777 13,801,294
Everbright Securities Co. Ltd. , Class A ........... 3,876,186 8,177,255
Everdisplay Optronics Shanghai Co. Ltd. , Class A
(b)
.. 6,580,400 2,286,223
Everest Medicines Ltd.
(a) (b) (c)
.................. 3,261,000 12,540,065
Evergrande Property Services Group Ltd.
(b) (c)
...... 73,524,000 11,348,503
EverProX Technologies Co. Ltd. , Class A ......... 209,100 7,702,513
Far East Horizon Ltd. ...................... 21,097,000 20,713,944
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 936,300 7,179,610
FinVolution Group , Class A , ADR .............. 1,454,947 7,638,472
First Tractor Co. Ltd. , Class H ................ 3,290,000 3,473,610
Focus Media Information Technology Co. Ltd. , Class A 8,919,118 7,356,426
Fortior Technology Shenzhen Co. Ltd. , Class H ..... 75,000 1,343,666
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 3,157,794 16,771,353
Founder Securities Co. Ltd. , Class A ............ 10,195,300 10,386,867
Founder Technology Group Corp. , Class A
(b)
....... 2,808,100 5,574,120
Foxconn Industrial Internet Co. Ltd. , Class A ....... 7,317,925 79,101,296
Fu Shou Yuan International Group Ltd.
(a) (d)
........ 14,186,000 4,248,451
Fufeng Group Ltd.
(a)
....................... 17,024,400 12,972,155
Full Truck Alliance Co. Ltd. , ADR .............. 8,465,095 74,662,138
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 1,089,647 8,485,173
Fuyao Glass Industry Group Co. Ltd. , Class H
(c)
.... 6,945,600 49,313,749
Ganfeng Lithium Group Co. Ltd. , Class A ......... 998,399 10,570,316
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 5,690,200 46,751,722
GCL Technology Holdings Ltd.
(a) (b)
.............. 274,069,000 29,056,594
GD Power Development Co. Ltd. , Class A ........ 11,524,200 8,772,653
Security Shares Value
a
China (continued)
GDS Holdings Ltd. , Class A
(b)
................. 12,487,076 $ 55,010,182
Geely Automobile Holdings Ltd. ............... 73,190,000 175,762,840
GEM Co. Ltd. , Class A ..................... 1,883,900 2,173,036
Genertec Universal Medical Group Co. Ltd.
(c)
...... 13,662,500 9,011,650
GenFleet Therapeutics Shanghai, Inc. , Class H
(b)
... 664,000 2,897,333
Genscript Biotech Corp.
(b)
................... 13,566,000 23,637,029
Geovis Technology Co. Ltd. , Class A ............ 328,425 2,364,208
GF Securities Co. Ltd. , Class A ............... 2,665,730 7,449,081
GF Securities Co. Ltd. , Class H ............... 13,490,400 27,815,124
Giant Biogene Holding Co. Ltd.
(a) (c)
............. 4,689,800 17,987,858
Giant Network Group Co. Ltd. , Class A .......... 1,196,536 4,609,068
GigaDevice Semiconductor, Inc. , Class A ......... 471,047 32,538,969
Global New Material International Holdings Ltd.
(a) (b)
.. 9,504,000 8,800,605
GoerTek, Inc. , Class A ..................... 2,467,362 9,793,748
Goldwind Science & Technology Co. Ltd. , Class A ... 2,503,337 8,667,872
Gotion High-tech Co. Ltd. , Class A ............. 1,342,133 6,539,722
Grand Pharmaceutical Group Ltd.
(a)
............ 15,341,000 10,254,043
Great Wall Motor Co. Ltd. , Class H ............. 26,387,500 35,051,344
Greater Bay Area AI Computing Tech Co. Ltd.
(b)
.... 2,446,000 4,466,340
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 1,645,950 9,528,538
Greentown China Holdings Ltd.
(a)
.............. 11,919,000 13,490,223
Greentown Service Group Co. Ltd. ............. 16,112,000 9,105,153
Guangdong Haid Group Co. Ltd. , Class A ........ 1,171,120 8,106,595
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(b)
................................. 1,974,000 10,400,256
Guangdong Investment Ltd. .................. 32,450,000 34,574,577
Guangzhou Automobile Group Co. Ltd. , Class A .... 4,439,299 3,981,774
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 1,658,000 3,877,886
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 1,466,096 11,275,328
Guobo Electronics Co. Ltd. , Class A ............ 259,200 3,487,184
Guocheng Mining Co. Ltd. , Class A ............. 774,100 4,826,325
Guolian Minsheng Securities Co. Ltd. , Class A ..... 7,698,300 9,891,777
Guoquan Food Shanghai Co. Ltd. , Class H ....... 2,288,400 692,830
Guosen Securities Co. Ltd. , Class A ............ 5,176,567 7,749,032
Guotai Haitong Securities Co. Ltd. ............. 10,851,276 24,686,777
Guotai Haitong Securities Co. Ltd. , Class H
(c)
...... 22,997,792 38,383,928
Guoyuan Securities Co. Ltd. , Class A ........... 7,216,381 7,611,528
Gushengtang Holdings Ltd.
(a)
................. 2,237,500 7,972,548
H World Group Ltd. , Class A , ADR ............. 2,128,968 95,569,374
Haichang Ocean Park Holdings Ltd.
(a) (b) (c)
......... 42,508,000 2,005,797
Haidilao International Holding Ltd.
(a) (c)
........... 17,994,000 29,280,481
Haier Smart Home Co. Ltd. , Class A ............ 3,175,337 9,800,662
Haier Smart Home Co. Ltd. , Class H ............ 26,676,600 67,059,217
Hainan Airlines Holding Co. Ltd. , Class A
(b)
........ 31,332,741 6,808,143
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 9,579,403 4,545,568
Hainan Drinda New Energy Technology Co. Ltd. , Class
H
(b)
................................. 673,300 2,687,392
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 364,000 2,774,671
Haitian International Holdings Ltd. ............. 6,986,000 17,643,230
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 433,800 13,526,501
Hangzhou First Applied Material Co. Ltd. , Class A ... 1,975,311 5,226,872
Hangzhou SF Intra-City Industrial Co. Ltd. , Class H
(b) (c)
503,600 497,345
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 1,399,600 7,159,417
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 298,774 1,743,094
Hanking Gold International Ltd.
(b)
.............. 2,028,000 747,076
Hansoh Pharmaceutical Group Co. Ltd.
(c)
......... 14,764,000 59,125,117
Harbin Electric Co. Ltd. , Class H ............... 8,208,000 20,605,403
Hebei Changshan Biochemical Pharmaceutical Co.
Ltd. , Class A
(b)
......................... 564,905 3,447,204
Hello Group, Inc. , ADR ..................... 1,425,112 8,493,668
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 1,584,500 6,815,520

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Henan Shijia Photons Technology Co. Ltd. , Class A .. 291,000 $ 6,994,267
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 2,249,332 8,318,036
Hengan International Group Co. Ltd. ............ 6,090,000 18,927,816
Hengli Petrochemical Co. Ltd. , Class A .......... 4,298,430 10,927,668
Hengtong Optic-electric Co. Ltd. , Class A ......... 1,821,900 20,788,947
Hesai Group , Class B
(a) (b)
.................... 1,338,880 25,685,717
Hgtech Co. Ltd. , Class A .................... 709,158 15,946,806
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 528,432 17,794,024
Hopson Development Holdings Ltd.
(b) (d)
.......... 12,463,371 3,899,763
Horizon Robotics , Class B
(a) (b)
................ 56,749,800 38,449,018
Hoshine Silicon Industry Co. Ltd. , Class A ........ 724,277 4,078,366
Hua Han Health Industry Holdings Ltd. , NVS
(b) (d)
.... 19,424,288 25
Hua Hong Semiconductor Ltd. , Class A
(b)
......... 189,800 6,642,105
Hua Hong Semiconductor Ltd. , Class H
(b) (c)
........ 8,439,000 173,915,341
Huabao International Holdings Ltd. ............. 11,110,000 5,075,196
Huadian Power International Corp. Ltd. , Class A .... 6,994,800 5,749,021
Huadong Medicine Co. Ltd. , Class A ............ 946,385 4,059,183
Huafon Chemical Co. Ltd. , Class A ............. 4,373,155 6,533,286
Huaneng Power International, Inc. , Class A ....... 2,388,026 3,131,156
Huaneng Power International, Inc. , Class H ....... 49,748,000 46,152,273
Huaqin Co. Ltd. , Class A .................... 693,428 10,900,449
Huatai Securities Co. Ltd. , Class A ............. 4,252,651 11,431,618
Huatai Securities Co. Ltd. , Class H
(c)
............ 15,820,400 32,041,451
Huaxia Bank Co. Ltd. , Class A ................ 9,740,330 9,660,712
Huayu Automotive Systems Co. Ltd. , Class A ...... 2,128,260 5,256,711
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(b)
.... 275,600 5,448,613
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 446,324 6,709,908
Hunan Valin Steel Co. Ltd. , Class A ............. 5,410,500 3,209,473
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 559,500 7,312,855
Hundsun Technologies, Inc. , Class A ............ 1,551,949 5,571,435
HUTCHMED China Ltd.
(a) (b)
.................. 6,597,080 15,415,694
Hwatsing Technology Co. Ltd. , Class A .......... 266,644 10,307,194
Hygeia Healthcare Holdings Co. Ltd.
(a) (b) (c)
........ 4,916,800 6,058,355
Hygon Information Technology Co. Ltd. , Class A .... 1,580,853 68,826,451
IEIT Systems Co. Ltd. , Class A ................ 1,131,536 10,799,638
Iflytek Co. Ltd. , Class A ..................... 1,694,162 11,994,991
Imeik Technology Development Co. Ltd. , Class A ... 187,192 2,898,373
Industrial & Commercial Bank of China Ltd. , Class A . 46,166,480 49,275,024
Industrial & Commercial Bank of China Ltd. , Class H . 736,810,000 623,971,410
Industrial Bank Co. Ltd. , Class A ............... 13,431,991 36,730,349
Industrial Securities Co. Ltd. , Class A ........... 8,590,298 7,305,193
INESA Intelligent Tech, Inc. , Class B ............ 3,840,652 2,579,763
Ingenic Semiconductor Co. Ltd. , Class A ......... 413,303 9,628,112
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 32,457,600 11,343,398
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 921,900 4,221,964
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 6,561,560 4,968,337
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 1,170,700 6,926,486
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 4,125,462 16,409,425
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 10,002,195 27,806,102
InnoCare Pharma Ltd. , Class H
(b) (c)
............. 10,596,000 15,724,865
Innovent Biologics, Inc.
(b) (c)
................... 16,358,500 173,700,159
iQIYI, Inc. , Class A , ADR
(a) (b)
.................. 5,248,933 5,983,784
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 925,900 4,527,855
J&T Global Express Ltd.
(b)
................... 27,697,400 31,914,089
JA Solar Technology Co. Ltd. , Class A
(b)
.......... 2,549,900 3,434,070
Jacobio Pharmaceuticals Group Co. Ltd.
(b) (c)
....... 1,120,800 700,955
JCET Group Co. Ltd. , Class A ................ 1,285,500 15,614,591
JD Health International, Inc.
(b) (c)
............... 12,299,400 59,979,587
Security Shares Value
a
China (continued)
JD Logistics, Inc.
(b) (c)
....................... 20,371,600 $ 33,518,220
JD.com, Inc. , Class A ...................... 26,046,954 375,486,902
JF SmartInvest Holdings Ltd.
(a)
................ 1,385,500 4,858,996
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(b)
.... 5,114,701 9,107,215
Jiangsu Etern Co. Ltd. , Class A ............... 85,491 604,160
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 975,296 15,732,312
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 4,125,942 30,616,697
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 1,464,900 6,560,902
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 876,816 5,882,766
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. ,
Class A .............................. 800,694 3,128,087
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 2,659,600 16,548,290
Jiangxi Copper Co. Ltd. , Class A .............. 1,348,701 8,695,690
Jiangxi Copper Co. Ltd. , Class H .............. 11,779,000 53,040,343
Jinchuan Group International Resources Co. Ltd.
(a) (d)
. 36,676,000 2,199,980
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 2,635,107 9,433,115
Jinko Solar Co. Ltd. , Class A
(b)
................ 7,432,507 6,439,328
JinkoSolar Holding Co. Ltd. , ADR .............. 377,879 8,808,359
Jinxin Fertility Group Ltd.
(a) (c)
................. 25,332,000 7,247,029
JL Mag Rare-Earth Co. Ltd. , Class A ............ 681,700 3,250,675
JNBY Design Ltd. ........................ 3,638,000 8,903,628
Joinn Laboratories China Co. Ltd. , Class H
(c)
...... 464,300 1,065,940
JOYY, Inc. , ADR ......................... 303,031 20,433,380
Kanzhun Ltd. , ADR ....................... 4,173,657 56,636,525
KE Holdings, Inc. , Class A ................... 22,674,907 123,907,953
Keymed Biosciences, Inc.
(b) (c)
................. 2,505,500 19,738,338
Kinetic Development Group Ltd. ............... 5,696,000 1,453,636
Kingboard Holdings Ltd. .................... 7,095,200 59,629,317
Kingboard Laminates Holdings Ltd.
(a)
............ 11,534,000 80,181,782
Kingdee International Software Group Co. Ltd.
(b)
.... 33,228,000 31,025,999
Kingfa Sci & Tech Co. Ltd. , Class A ............. 1,267,200 3,170,631
Kingnet Network Co. Ltd. , Class A ............. 1,124,000 2,665,943
Kingsoft Cloud Holdings Ltd.
(a) (b)
............... 29,977,760 24,047,628
Kingsoft Corp. Ltd. ........................ 11,212,400 30,413,865
Kuaishou Technology , Class B
(a) (c)
.............. 28,783,700 167,769,056
Kuang-Chi Technologies Co. Ltd. , Class A
(b)
....... 1,504,030 8,935,483
Kunlun Energy Co. Ltd. ..................... 40,148,000 36,680,279
Kunlun Tech Co. Ltd. , Class A
(b)
............... 943,884 6,133,311
Kweichow Moutai Co. Ltd. , Class A ............. 832,138 163,004,598
Laopu Gold Co. Ltd. , Class H
(a)
............... 432,000 27,707,790
LB Group Co. Ltd. , Class A .................. 1,961,207 4,145,457
Lee & Man Paper Manufacturing Ltd. ........... 18,236,000 7,056,016
Legend Biotech Corp. , Class A , ADR
(b)
........... 825,168 22,411,563
Legend Holdings Corp. , Class H
(c)
.............. 6,849,900 14,345,391
Lenovo Group Ltd. ........................ 86,390,000 264,747,402
Lens Technology Co. Ltd. , Class A ............. 3,476,615 20,808,186
Leo Group Co. Ltd. , Class A ................. 4,317,300 3,815,025
Lepu Biopharma Co. Ltd. , Class H
(a) (b) (c)
.......... 12,518,000 6,804,563
Li Auto, Inc. , Class A
(b)
..................... 13,887,004 103,551,422
Li Ning Co. Ltd. .......................... 25,887,500 60,076,167
Lifetech Scientific Corp.
(a) (b)
.................. 41,784,000 8,853,215
Lingbao Gold Group Co. Ltd. , Class H
(a)
.......... 6,751,000 14,059,011
Lingyi iTech Guangdong Co. , Class A ........... 5,276,533 11,350,441
Longfor Group Holdings Ltd.
(a) (c)
............... 23,013,500 23,018,221
LONGi Green Energy Technology Co. Ltd. , Class A
(b)
. 5,150,749 10,576,628
Lonking Holdings Ltd. ...................... 29,926,000 11,153,361
Loongson Technology Corp. Ltd. , Class A
(b)
....... 234,200 5,053,412
Lufax Holding Ltd. , ADR
(b)
................... 2,833,474 4,675,232
Luxshare Precision Industry Co. Ltd. , Class A ...... 4,946,689 53,631,989
Luye Pharma Group Ltd.
(b) (c)
.................. 24,889,000 6,902,258
Luzhou Laojiao Co. Ltd. , Class A .............. 947,865 12,755,329
Lygend Resources Technology Co. Ltd. , Class H .... 554,600 743,769
Maanshan Iron & Steel Co. Ltd. , Class H
(b)
........ 1,566,000 385,488
Mango Excellent Media Co. Ltd. , Class A ......... 1,537,985 3,961,085

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Maoyan Entertainment
(a) (c)
................... 7,267,200 $ 5,078,859
Marketingforce Management Ltd.
(b)
............. 553,200 2,552,335
Maxscend Microelectronics Co. Ltd. , Class A
(b)
..... 425,312 6,796,140
Medlive Technology Co. Ltd.
(a) (c)
............... 2,055,500 1,948,776
Meitu, Inc.
(a) (b) (c)
.......................... 41,234,500 22,964,521
Meituan , Class B
(b) (c)
....................... 56,669,360 550,745,688
Metallurgical Corp. of China Ltd. , Class A ......... 13,155,900 5,501,756
MH Development Ltd. , NVS
(b) (d)
............... 3,308,000 4
Microport Scientific Corp.
(a) (b)
................. 11,197,700 10,752,024
Midea Group Co. Ltd. , Class A ................ 2,284,900 27,306,130
Midea Group Co. Ltd. , Class H ................ 4,621,500 50,548,031
Ming Yuan Cloud Group Holdings Ltd.
(a) (b)
......... 12,644,000 2,961,092
MINISO Group Holding Ltd. .................. 5,582,304 18,313,468
Minth Group Ltd.
(a)
........................ 8,318,300 40,185,547
MMG Ltd.
(b)
............................. 47,155,198 53,154,653
Montage Technology Co. Ltd. , Class A ........... 802,000 30,075,904
Muyuan Foods Group Co. Ltd. , Class A .......... 3,562,483 20,024,191
Nanjing Leads Biolabs Co. Ltd. , Class H
(b)
........ 110,700 865,461
NARI Technology Co. Ltd. , Class A ............. 4,573,380 16,832,688
National Silicon Industry Group Co. Ltd. , Class A
(b)
.. 2,607,000 10,693,353
NAURA Technology Group Co. Ltd. , Class A ....... 482,001 44,912,063
NetDragon Websoft Holdings Ltd.
(a)
............. 3,717,000 4,175,993
NetEase Cloud Music, Inc.
(a) (b) (c)
............... 1,087,550 16,510,156
NetEase, Inc. ........................... 19,863,035 487,011,013
New China Life Insurance Co. Ltd. , Class A ....... 1,222,801 10,795,134
New China Life Insurance Co. Ltd. , Class H ....... 10,688,100 66,185,626
New Hope Liuhe Co. Ltd. , Class A ............. 3,370,744 3,930,462
New Horizon Health Ltd.
(a) (b) (c) (d)
................ 2,592,000 2,572,188
New Oriental Education & Technology Group, Inc. ... 14,758,090 67,973,929
Newborn Town, Inc.
(a) (b)
..................... 7,870,000 8,010,339
Nexchip Semiconductor Corp. , Class A .......... 1,484,151 10,003,970
Nexteer Automotive Group Ltd. ............... 10,662,000 6,659,833
Nine Dragons Paper Holdings Ltd.
(b)
............ 19,874,000 16,874,711
Ningbo Deye Technology Corp. , Class A ......... 970,532 16,603,177
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 633,940 4,188,585
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 1,023,000 2,472,881
Ningbo Tuopu Group Co. Ltd. , Class A .......... 1,277,733 11,760,375
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 4,982,626 17,675,938
NIO, Inc. , Class A
(b)
....................... 20,110,965 113,318,118
Noah Holdings Ltd. , ADR ................... 492,130 5,201,814
Nongfu Spring Co. Ltd. , Class H
(c)
.............. 21,085,200 115,076,705
OmniVision Integrated Circuits Group, Inc. ........ 804,499 11,306,631
Onewo, Inc. , Class H
(a)
..................... 2,730,100 6,115,052
Orient Overseas International Ltd.
(a)
............ 1,437,000 24,971,420
Orient Securities Co. Ltd. , Class A ............. 6,264,267 8,621,612
PDD Holdings, Inc. , ADR
(a) (b)
................. 6,456,361 545,175,123
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 3,032,300 3,065,812
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 102,548,000 67,774,681
PetroChina Co. Ltd. , Class A ................. 16,847,737 27,072,472
PetroChina Co. Ltd. , Class H ................. 235,838,000 327,848,508
Phancy Group Co. Ltd. , Class H
(a) (b)
............ 2,803,900 11,845,426
Pharmaron Beijing Co. Ltd. , Class A ............ 1,202,821 4,463,556
PICC Property & Casualty Co. Ltd. , Class H ....... 75,309,040 139,772,314
Ping An Bank Co. Ltd. , Class A ................ 10,822,536 17,489,773
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (c)
... 10,155,000 11,575,487
Ping An Insurance Group Co. of China Ltd. , Class A . 6,506,354 51,457,811
Ping An Insurance Group Co. of China Ltd. , Class H . 74,559,000 571,057,477
Piotech, Inc. , Class A ...................... 207,888 19,344,533
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 6,558,111 5,594,193
Poly Property Group Co. Ltd. ................. 27,158,000 7,216,179
Poly Property Services Co. Ltd. , Class H ......... 1,824,800 6,895,909
Security Shares Value
a
China (continued)
Pony AI, Inc. , Class A
(b)
..................... 2,244,300 $ 22,842,933
Pop Mart International Group Ltd.
(a) (c)
............ 5,762,000 126,995,263
Postal Savings Bank of China Co. Ltd. , Class A ..... 18,678,700 13,749,564
Postal Savings Bank of China Co. Ltd. , Class H
(c)
... 98,316,000 62,948,962
Power Construction Corp. of China Ltd. , Class A .... 11,882,258 9,384,592
Q Technology Group Co. Ltd.
(a)
................ 5,346,000 6,513,255
Qfin Holdings, Inc. , ADR .................... 1,133,484 18,226,423
Qinghai Salt Lake Industry Co. Ltd. , Class A
(b)
...... 3,774,201 17,182,541
QuantumCTek Co. Ltd. , Class A ............... 73,400 6,052,006
Qunabox Group Ltd.
(b)
...................... 290,000 422,591
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 1,111,316 13,774,572
Raytron Technology Co. Ltd. , Class A ........... 283,800 5,361,128
Remegen Co. Ltd. , Class A
(b)
................. 146,400 2,510,870
Remegen Co. Ltd. , Class H
(b) (c)
................ 2,163,500 22,875,774
REPT BATTERO Energy Co. Ltd. , Class H
(b)
...... 1,080,000 2,096,084
RLX Technology, Inc. , ADR .................. 4,050,466 8,343,960
RoboSense Technology Co. Ltd.
(a) (b)
............ 3,089,900 12,495,507
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 114,600 10,820,153
Rockchip Electronics Co. Ltd. , Class A .......... 295,700 7,684,609
Rongsheng Petrochemical Co. Ltd. , Class A ....... 6,499,045 10,822,303
SAIC Motor Corp. Ltd. , Class A ............... 5,222,090 9,510,953
Sailun Group Co. Ltd. , Class A ................ 2,756,800 5,147,087
Sanan Optoelectronics Co. Ltd. , Class A ......... 3,796,700 8,791,269
Sangfor Technologies, Inc. , Class A ............ 269,009 4,274,207
Sany Heavy Equipment International Holdings Co. Ltd. 13,558,000 13,327,781
Sany Heavy Industry Co. Ltd. , Class A ........... 4,812,315 12,783,088
Satellite Chemical Co. Ltd. , Class A ............ 2,403,307 8,266,441
SDIC Capital Co. Ltd. , Class A ................ 6,695,214 6,375,980
SDIC Power Holdings Co. Ltd. , Class A .......... 4,648,400 9,825,450
Seazen Group Ltd.
(b)
....................... 27,152,000 6,303,013
SenseTime Group, Inc. , Class B
(a) (b) (c)
........... 323,804,000 68,755,221
Seres Group Co. Ltd. , Class A ................ 1,186,287 14,281,254
SF Holding Co. Ltd. , Class A ................. 2,922,092 15,096,405
SG Micro Corp. , Class A .................... 462,835 8,057,540
Shaanxi Coal Industry Co. Ltd. , Class A .......... 6,201,981 23,589,113
Shandong BoAn Biotechnology Co. Ltd. , Class H
(a) (b)
. 3,296,400 2,410,184
Shandong Gold Mining Co. Ltd. , Class A ......... 2,461,286 10,585,654
Shandong Gold Mining Co. Ltd. , Class H
(c)
........ 10,620,250 32,497,551
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 572,300 4,428,043
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 2,225,400 7,001,426
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 1,518,899 6,607,423
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 7,864,900 6,053,943
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 27,370,800 11,737,365
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 180,000 2,387,485
Shanghai Baosight Software Co. Ltd. , Class A ..... 1,621,489 4,841,374
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 242,592 5,847,267
Shanghai Chicmax Cosmetic Co. Ltd. , Class H
(a)
.... 888,500 4,122,275
Shanghai Chlor-Alkali Chemical Co. Ltd. , Class B ... 9,619,809 5,937,131
Shanghai Conant Optical Co. Ltd. , Class H
(a)
...... 2,177,600 11,742,574
Shanghai Electric Group Co. Ltd. , Class A
(b)
....... 8,822,600 10,524,835
Shanghai Electric Power Co. Ltd. , Class A ........ 2,033,800 6,697,865
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 1,083,631 3,724,840
Shanghai Industrial Holdings Ltd. .............. 7,184,000 13,840,578
Shanghai International Airport Co. Ltd. , Class A ..... 781,491 2,896,134
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(b)
4,473,500 14,482,242
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 598,700 1,458,555
Shanghai Pudong Development Bank Co. Ltd. , Class A 21,284,006 29,494,012

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
China (continued)
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 1,540,318 $ 6,982,998
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 4,569,134 3,586,540
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 7,806,500 9,809,804
Shanghai Stonehill Technology Co. Ltd. , Class A .... 3,640,200 4,129,360
Shanghai United Imaging Healthcare Co. Ltd. , Class A 547,424 9,735,173
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 1,021,500 5,245,242
Shanjin International Gold Co. Ltd. , Class A ....... 1,948,400 6,514,139
Shannon Semiconductor Technology Co. Ltd. , Class A 332,618 8,804,834
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 6,001,600 6,023,512
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 2,487,600 5,883,198
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 758,739 14,391,392
Sharetronic Data Technology Co. Ltd. , Class A ..... 339,500 12,003,302
Shengyi Electronics Co. Ltd. , Class A ........... 367,659 7,510,802
Shengyi Technology Co. Ltd. , Class A ........... 1,736,108 36,021,928
Shennan Circuits Co. Ltd. , Class A ............. 487,262 29,597,020
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 18,702,437 12,194,693
Shenzhen Dobot Corp. Ltd. , Class H
(b)
........... 1,042,600 4,131,737
Shenzhen Envicool Technology Co. Ltd. , Class A ... 675,400 9,088,525
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 857,402 4,231,122
Shenzhen Goodix Technology Co. Ltd. , Class A .... 417,587 3,767,941
Shenzhen Inovance Technology Co. Ltd. , Class A ... 1,044,885 11,433,918
Shenzhen International Holdings Ltd. ........... 14,150,750 10,754,723
Shenzhen Investment Ltd.
(a) (b)
................ 36,030,000 3,632,010
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 151,000 3,880,963
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 629,100 7,357,740
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 288,900 23,558,424
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 387,900 7,217,383
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 698,546 15,677,579
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 547,100 3,779,796
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 724,400 3,578,474
Shenzhen Sunway Communication Co. Ltd. , Class A . 662,000 9,653,127
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 153,900 14,549,711
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 899,178 7,985,381
Shenzhou International Group Holdings Ltd. ....... 9,180,600 54,321,552
Shoucheng Holdings Ltd. ................... 35,358,800 7,763,794
Shougang Fushan Resources Group Ltd.
(a)
....... 28,052,000 9,736,176
Shui On Land Ltd.
(b)
....................... 63,430,166 3,889,041
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 175,200 6,178,213
Sichuan Changhong Electric Co. Ltd. , Class A ..... 3,048,700 3,244,881
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 3,294,978 7,549,618
Sichuan Huafeng Technology Co. Ltd. , Class A
(b)
.... 115,341 2,419,922
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 1,079,420 5,802,922
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(b)
............................ 594,900 35,035,018
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 4,758,252 6,151,066
Sihuan Pharmaceutical Holdings Group Ltd.
(a)
...... 62,372,000 7,626,977
Simcere Pharmaceutical Group Ltd.
(c)
........... 11,098,000 14,118,728
Sino Biopharmaceutical Ltd. ................. 112,890,000 71,944,218
Sinofert Holdings Ltd. ...................... 35,270,000 6,975,816
Sinoma Science & Technology Co. Ltd. , Class A .... 1,084,700 11,407,022
Sinomine Resource Group Co. Ltd. , Class A ....... 412,600 3,783,515
Sinopec Engineering Group Co. Ltd. , Class H ...... 18,745,500 13,203,583
Sinopec Kantons Holdings Ltd.
(a)
.............. 17,418,000 8,406,940
Sinopharm Group Co. Ltd. , Class H ............ 13,695,200 29,543,391
Sinotruk Hong Kong Ltd. .................... 8,462,000 40,230,949
Skyverse Technology Co. Ltd. , Class A
(b)
......... 193,113 6,222,314
Skyworth Group Ltd.
(b)
..................... 9,178,000 6,628,191
SMI Holdings Group Ltd. , NVS
(a) (b) (d)
............ 11,875,953 15
Security Shares Value
a
China (continued)
Smoore International Holdings Ltd.
(a) (c)
........... 21,037,000 $ 24,424,845
SooChow Securities Co. Ltd. , Class A ........... 7,140,340 8,273,111
Spring Airlines Co. Ltd. , Class A ............... 734,910 5,319,596
SSY Group Ltd.
(a)
......................... 16,184,411 4,812,359
Star Plus Legend Holdings Ltd. , Class H
(b)
........ 1,416,000 1,010,022
Sun Art Retail Group Ltd.
(a)
.................. 29,955,000 5,820,956
Sunac China Holdings Ltd.
(a) (b)
................ 104,974,837 12,732,348
Sungrow Power Supply Co. Ltd. , Class A ......... 1,405,784 37,001,107
Sunny Optical Technology Group Co. Ltd. ........ 7,572,100 81,101,929
Sunshine Lake Pharma Co. Ltd. , Class H
(a) (b)
...... 978,754 4,554,171
Sunwoda Electronic Co. Ltd. , Class A ........... 1,386,000 4,678,722
SUPCON Technology Co. Ltd. , Class A .......... 597,106 7,573,670
Superb Summit International Group Ltd. , NVS
(b) (d)
... 998,771 1
Suzhou Centec Communications Co. Ltd. , Class A
(b)
. 112,487 4,680,848
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(b)
............................. 1,267,158 39,878,593
Suzhou Everbright Photonics Co. Ltd. , Class A
(b)
.... 39,104 2,281,630
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 189,500 6,983,968
Suzhou TFC Optical Communication Co. Ltd. , Class A 536,196 35,911,411
SY Holdings Group Ltd.
(a)
................... 7,424,500 8,398,647
TAL Education Group , ADR
(b)
................. 4,054,907 39,373,147
Tanwan, Inc.
(b)
........................... 439,200 773,387
TBEA Co. Ltd. , Class A ..................... 3,713,187 13,901,563
TCL Electronics Holdings Ltd. ................ 12,061,000 21,311,622
TCL Technology Group Corp. , Class A ........... 13,316,412 8,430,629
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(b)
......................... 3,138,038 4,523,244
Tencent Holdings Ltd. ...................... 69,706,700 3,787,274,570
Tencent Music Entertainment Group , ADR ........ 6,409,521 59,095,784
Tianfeng Securities Co. Ltd. , Class A
(b)
.......... 2,767,800 1,370,346
Tiangong International Co. Ltd.
(a)
.............. 17,796,000 7,749,044
Tianli International Holdings Ltd.
(a)
.............. 17,801,000 3,223,836
Tianneng Power International Ltd.
(a)
............ 8,646,000 6,499,455
Tianqi Lithium Corp. , Class A
(b)
................ 1,030,897 9,608,987
Tianshan Aluminum Group Co. Ltd. , Class A ....... 3,303,240 7,306,586
Tianshui Huatian Technology Co. Ltd. , Class A ..... 3,253,136 9,301,283
Tingyi Cayman Islands Holding Corp. ........... 21,662,000 33,024,691
Tong Ren Tang Technologies Co. Ltd. , Class H
(a)
.... 8,467,000 3,802,489
Tongcheng Travel Holdings Ltd. ............... 14,721,600 26,595,301
TongFu Microelectronics Co. Ltd. , Class A ........ 1,107,500 10,831,572
Tongguan Gold Group Ltd. .................. 26,552,000 7,307,641
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 9,918,000 10,145,413
Tongwei Co. Ltd. , Class A
(b)
.................. 3,072,577 6,710,142
Topsports International Holdings Ltd.
(a) (c)
......... 24,170,000 8,656,559
Towngas Smart Energy Co. Ltd.
(a) (b)
............. 14,207,000 5,966,538
TravelSky Technology Ltd. , Class H ............ 10,911,000 12,851,897
Trina Solar Co. Ltd. , Class A
(b)
................ 1,802,016 4,108,027
Trip.com Group Ltd.
(b)
...................... 6,705,391 315,924,505
Tsingtao Brewery Co. Ltd. , Class A ............. 227,082 2,053,019
Tsingtao Brewery Co. Ltd. , Class H ............. 7,016,000 44,567,371
Tuya, Inc. , Class A , ADR .................... 3,184,424 6,750,979
UBTech Robotics Corp. Ltd. , Class H
(a) (b)
......... 2,404,850 31,385,549
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 629,433 7,375,448
Unisplendour Corp. Ltd. , Class A .............. 2,293,419 9,742,886
United Nova Technology Co. Ltd. , Class A
(b)
....... 4,052,800 4,833,377
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 1,254,400 8,314,352
Up Fintech Holding Ltd. , Class A , ADR
(a) (b)
........ 1,180,888 6,069,764
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(b)
................................. 375,516 13,712,122
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 600,900 32,668,121
Vipshop Holdings Ltd. , ADR .................. 3,290,181 46,786,374
Vnet Group, Inc. , Class A , ADR
(a) (b)
............. 1,620,056 16,330,164
VOYAH Automobile Technology Co. Ltd. , Class H
(b)
.. 9,171,099 6,167,195

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Wanhua Chemical Group Co. Ltd. , Class A ........ 1,889,875 $ 20,519,691
Want Want China Holdings Ltd. ............... 52,622,000 27,932,922
Wanxiang Qianchao Co. Ltd. , Class A ........... 2,131,940 4,657,676
Wasion Holdings Ltd. ...................... 5,440,000 15,060,878
Weibo Corp. , Class A ...................... 936,249 7,197,292
Weichai Power Co. Ltd. , Class A ............... 4,681,714 24,469,147
Weichai Power Co. Ltd. , Class H .............. 21,860,000 116,126,528
Weilong Delicious Global Holdings Ltd. .......... 2,247,000 2,339,639
Weimob, Inc.
(a) (b) (c)
........................ 40,174,000 6,470,677
WellCell Holdings Co. Ltd.
(b)
.................. 10,558,400 915,917
Wens Foodstuff Group Co. Ltd. , Class A ......... 4,474,041 9,046,241
WeRide, Inc. , Class A
(b)
..................... 1,109,100 2,929,168
West China Cement Ltd.
(a)
................... 26,814,000 7,498,493
Western Mining Co. Ltd. , Class A .............. 1,832,400 8,289,187
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 504,362 5,037,714
Wolong Electric Group Co. Ltd. , Class A ......... 904,900 5,278,015
Wuhan Guide Infrared Co. Ltd. , Class A
(b)
........ 3,343,042 6,359,791
Wuliangye Yibin Co. Ltd. , Class A .............. 2,437,381 30,581,333
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 1,433,596 27,963,137
WuXi AppTec Co. Ltd. , Class A ................ 2,006,979 30,132,656
WuXi AppTec Co. Ltd. , Class H
(a) (c)
............. 4,622,407 76,966,759
Wuxi Biologics Cayman, Inc.
(b) (c)
............... 39,398,000 168,508,670
WuXi XDC Cayman, Inc.
(b)
................... 4,384,000 30,731,842
XCMG Construction Machinery Co. Ltd. , Class A .... 8,721,159 12,569,180
XD, Inc.
(a)
.............................. 3,421,000 22,201,718
Xiamen Tungsten Co. Ltd. , Class A ............. 1,102,604 8,882,745
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 193,357,600 692,504,374
Xinjiang Daqo New Energy Co. Ltd. , Class A
(b)
..... 1,455,650 4,187,767
Xinyi Solar Holdings Ltd. .................... 49,352,800 16,833,080
XPeng, Inc. , Class A
(b)
..................... 14,012,850 113,979,846
XtalPi Holdings Ltd.
(a) (b)
..................... 19,090,000 20,078,941
Xtep International Holdings Ltd. ............... 16,721,500 9,046,087
Yadea Group Holdings Ltd.
(c)
................. 13,594,000 19,549,105
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 157,400 9,371,690
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(a) (c)
........................... 4,693,500 135,327,802
Yankuang Energy Group Co. Ltd. , Class A ........ 4,095,026 13,195,507
Yankuang Energy Group Co. Ltd. , Class H ........ 36,662,700 68,114,805
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 757,168 15,712,503
Yealink Network Technology Corp. Ltd. , Class A .... 1,248,461 6,668,273
Yidu Tech, Inc.
(a) (b) (c)
....................... 9,142,800 6,123,656
Yihai International Holding Ltd. ................ 5,952,000 10,480,879
Yixin Group Ltd.
(a) (c)
....................... 24,818,000 4,948,079
Yonghui Superstores Co. Ltd. , Class A
(b)
......... 4,279,300 2,333,025
Yonyou Network Technology Co. Ltd. , Class A
(b)
.... 2,586,483 3,967,595
Youyuan International Holdings Ltd. , NVS
(a) (b) (d)
..... 4,800,100 6
Youzan Technology Ltd.
(b)
................... 28,488,000 339,140
YTO Express Group Co. Ltd. , Class A ........... 2,721,647 7,543,033
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 51,928 8,692,322
Yuexiu Property Co. Ltd.
(a)
................... 15,693,576 8,748,866
Yuexiu Transport Infrastructure Ltd. ............. 14,732,000 7,518,285
Yum China Holdings, Inc. ................... 3,858,897 168,519,933
Yunnan Aluminium Co. Ltd. , Class A ............ 2,421,453 10,216,026
Yunnan Baiyao Group Co. Ltd. , Class A .......... 719,998 5,314,489
Yunnan Energy New Material Group Co. Ltd. , Class A
(b)
639,200 6,654,195
Yunnan Tin Co. Ltd. , Class A ................. 955,300 5,313,155
Yunnan Yuntianhua Co. Ltd. , Class A ........... 1,346,800 6,099,649
Yutong Bus Co. Ltd. , Class A ................. 1,636,700 7,814,200
Zai Lab Ltd.
(a) (b)
.......................... 11,886,990 20,895,789
Zangge Mining Co. Ltd. , Class A ............... 1,192,046 13,604,149
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 267,544 5,078,167
Security Shares Value
a
China (continued)
Zhaojin Mining Industry Co. Ltd. , Class H ......... 19,482,500 $ 53,941,471
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 5,331,700 11,490,427
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 3,701,620 6,991,408
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 1,609,748 6,936,163
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 3,367,858 8,316,152
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 1,332,247 10,812,163
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 940,594 7,073,335
Zhejiang Juhua Co. Ltd. , Class A .............. 1,914,600 9,353,309
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
5,923,900 29,752,466
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 1,112,300 1,843,722
Zhejiang NHU Co. Ltd. , Class A ............... 2,275,834 9,874,311
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 1,402,300 9,620,559
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 2,033,887 4,533,281
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 7,089,700 6,780,986
Zheshang Securities Co. Ltd. , Class A ........... 5,703,000 7,960,045
ZhongAn Online P&C Insurance Co. Ltd. , Class H
(b) (c)
11,580,900 15,996,091
Zhongji Innolight Co. Ltd. , Class A ............. 762,168 129,925,434
Zhongjin Gold Corp. Ltd. , Class A .............. 3,436,740 11,483,624
Zhongsheng Group Holdings Ltd. .............. 8,185,500 6,437,547
Zhongtai Securities Co. Ltd. , Class A ............ 9,225,400 7,420,904
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 5,765,700 29,841,739
Zijin Mining Group Co. Ltd. , Class A ............ 14,805,950 66,965,831
Zijin Mining Group Co. Ltd. , Class H ............ 66,544,000 278,966,880
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 5,318,294 5,670,197
ZTE Corp. , Class A
(b)
...................... 2,441,039 13,234,130
ZTE Corp. , Class H
(a)
...................... 8,900,040 30,347,904
ZTO Express Cayman, Inc. .................. 4,494,179 98,971,472
30,600,241,140
a
Colombia  —  0 .1%
Cementos Argos SA ....................... 7,076,228 20,575,619
Grupo Argos SA .......................... 3,719,983 17,052,340
Grupo Cibest SA ......................... 2,828,748 58,312,836
Interconexion Electrica SA ESP ............... 5,403,730 44,264,636
140,205,431
a
Czech Republic  —  0 .1%
CEZ A.S. .............................. 1,527,449 92,139,844
Colt CZ Group SE ........................ 11,071 562,553
Komercni Banka A.S. ...................... 911,182 43,258,646
Moneta Money Bank A.S.
(c)
.................. 3,042,919 27,124,359
163,085,402
a
Egypt  —  0 .1%
Abou Kir Fertilizers & Chemical Industries ........ 436,394 720,672
Commercial International Bank - Egypt (CIB) ...... 27,866,667 71,175,154
Eastern Co. SAE ......................... 14,217,096 10,347,064
EFG Holding S.A.E.
(b)
...................... 14,783,837 7,592,285
E-Finance for Digital & Financial Investments ...... 12,274,366 5,298,977
Fawry for Banking & Payment Technology Services
SAE
(b)
............................... 18,889,704 7,414,997
Talaat Moustafa Group ..................... 7,998,653 14,704,533
Telecom Egypt Co. ........................ 5,261,549 9,856,791
127,110,473
a
Greece  —  0 .5%
Aegean Airlines SA ....................... 337,761 4,884,674
Aktor SA Holding Company Technical And Energy
Projects
(a) (b)
........................... 887,932 10,723,245
Allwyn AG
(a)
............................ 2,041,810 30,026,878
Alpha Bank SA .......................... 18,534,061 84,723,982
Athens International Airport SA
(a)
.............. 440,520 5,225,574

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Greece (continued)
Athens Water Supply & Sewage Co. SA .......... 531,680 $ 6,437,172
Autohellas Tourist and Trading SA ............. 43,676 560,380
Bally's Intralot SA
(a)
....................... 7,501,884 10,368,982
CrediaBank SA
(b)
......................... 4,106,347 6,216,956
Eurobank SA ............................ 28,736,713 133,846,022
FF Group
(b) (d)
............................ 343,633 4
GEK TERNA SA ......................... 631,376 31,495,895
Hellenic Telecommunications Organization SA ..... 1,702,153 36,114,440
HELLENiQ ENERGY Holdings SA ............. 694,401 8,342,476
Holding Co. ADMIE IPTO SA
(a)
................ 1,946,341 8,990,038
JUMBO SA ............................. 1,296,036 35,192,285
LAMDA Development SA
(b)
.................. 880,469 6,343,541
Motor Oil Hellas Corinth Refineries SA .......... 606,855 26,175,758
National Bank of Greece SA ................. 9,807,592 169,666,967
Optima bank SA ......................... 1,654,054 20,543,207
Piraeus Bank SA
(b)
........................ 12,670,414 134,432,221
Public Power Corp. SA ..................... 1,985,614 49,927,442
Sarantis SA ............................ 254,153 4,494,091
Titan SA ............................... 435,827 25,866,637
850,598,867
a
Hong Kong  —  0 .0%
China Lumena New Materials Corp. , NVS
(a) (b) (d)
..... 43,450 —
China Renewable Energy Investment Ltd.
(b) (d)
...... 8,046 —
FIH Mobile Ltd.
(a)
......................... 3,621,000 13,896,525
Precision Tsugami China Corp. Ltd. ............ 1,826,000 12,707,123
Zijin Gold International Co. Ltd. ............... 3,730,900 61,944,022
88,547,670
a
Hungary  —  0 .3%
Magyar Telekom Telecommunications PLC ........ 3,905,432 33,850,183
MOL Hungarian Oil & Gas PLC ............... 4,241,450 53,871,895
OTP Bank Nyrt .......................... 2,512,997 345,047,973
Richter Gedeon Nyrt ....................... 1,461,308 61,836,225
494,606,276
a
India  —  11 .8%
360 ONE WAM Ltd. ....................... 2,223,648 25,856,402
3M India Ltd. ............................ 38,522 13,296,140
Aarti Industries Ltd. ....................... 2,210,100 11,047,052
Aarti Pharmalabs Ltd. ...................... 699,567 4,661,254
Aavas Financiers Ltd.
(b)
..................... 491,778 6,947,581
ABB India Ltd. ........................... 536,628 40,998,118
ACC Ltd. .............................. 1,044,673 15,382,621
Action Construction Equipment Ltd. ............ 588,146 5,476,867
Acutaas Chemicals Ltd. .................... 625,711 20,632,802
Adani Enterprises Ltd. ..................... 1,894,490 58,539,262
Adani Ports & Special Economic Zone Ltd. ........ 5,960,690 113,156,113
Adani Power Ltd.
(b)
........................ 34,137,730 87,440,909
Aditya Birla Capital Ltd.
(b)
................... 8,657,646 33,100,218
Aditya Birla Fashion and Retail Ltd.
(b)
........... 7,714,729 5,237,788
Aditya Birla Lifestyle Brands Ltd. .............. 5,259,350 5,543,096
Aditya Birla Real Estate Ltd. ................. 624,205 8,166,479
Aditya Birla Sun Life Asset Management Co. Ltd. ... 131,115 1,468,849
Aditya Infotech Ltd.
(b)
...................... 54,285 1,659,121
Aegis Logistics Ltd. ....................... 1,708,965 13,460,782
Aether Industries Ltd.
(b)
..................... 44,384 512,655
Afcons Infrastructure Ltd. ................... 1,956,310 6,988,740
Affle 3i Ltd.
(b)
............................ 880,718 13,552,966
AIA Engineering Ltd. ....................... 526,475 24,962,184
Ajanta Pharma Ltd. ....................... 561,244 17,296,319
Alembic Pharmaceuticals Ltd. ................ 765,673 5,930,081
Alkem Laboratories Ltd. .................... 483,123 27,960,108
Alkyl Amines Chemicals .................... 255,293 4,436,025
Allied Blenders & Distillers Ltd. ................ 85,684 503,821
Security Shares Value
a
India (continued)
Alok Industries Ltd.
(b)
...................... 4,827,436 $ 647,092
Amara Raja Energy & Mobility Ltd. ............. 1,285,522 11,994,374
Amber Enterprises India Ltd.
(b)
................ 247,671 19,845,738
Ambuja Cements Ltd. ...................... 6,891,427 32,498,424
Anand Rathi Wealth Ltd. .................... 479,750 17,426,558
Anant Raj Ltd. ........................... 1,478,198 7,996,675
Angel One Ltd. .......................... 5,073,646 18,009,466
Anthem Biosciences Ltd. .................... 279,851 2,238,661
Apar Industries Ltd. ....................... 202,886 28,025,887
APL Apollo Tubes Ltd. ..................... 2,086,098 40,203,280
Apollo Hospitals Enterprise Ltd. ............... 1,157,206 99,566,324
Apollo Tyres Ltd. ......................... 3,442,590 14,286,244
Aptus Value Housing Finance India Ltd. .......... 3,864,548 10,576,600
Archean Chemical Industries Ltd. .............. 687,194 3,797,222
Arvind Ltd. ............................. 1,668,215 8,304,013
Asahi India Glass Ltd. ...................... 848,331 8,060,037
Ashapura Minechem Ltd. ................... 356,366 2,774,028
Ashok Leyland Ltd. ....................... 32,342,740 52,903,232
Asian Paints Ltd. ......................... 4,214,442 118,569,115
Aster DM Healthcare Ltd.
(c)
.................. 2,619,014 20,068,282
Astra Microwave Products Ltd. ................ 653,140 9,643,703
Astral Ltd. .............................. 1,340,374 22,245,140
AstraZeneca Pharma India Ltd. ............... 96,555 8,765,055
Atul Ltd. ............................... 159,409 11,505,056
AU Small Finance Bank Ltd.
(c)
................ 6,144,116 63,661,179
Aurobindo Pharma Ltd. ..................... 2,882,969 43,266,373
Authum Investment & Infrastructure Ltd. ......... 2,258,171 11,370,491
Avalon Technologies Ltd.
(b) (c)
................. 118,108 1,890,650
Avanti Feeds Ltd. ......................... 554,262 7,007,868
Avenue Supermarts Ltd.
(b) (c)
.................. 1,686,828 71,875,704
AvenuesAI Ltd.
(b)
......................... 18,613,504 2,722,731
AWL Agri Business Ltd. ..................... 4,707,013 9,523,326
Axis Bank Ltd. ........................... 25,514,601 345,574,877
Azad Engineering Ltd.
(b)
.................... 373,358 7,928,654
Bajaj Auto Ltd. ........................... 750,602 82,604,569
Bajaj Electricals Ltd. ....................... 118,622 392,481
Bajaj Finance Ltd. ........................ 27,722,969 265,090,967
Bajaj Finserv Ltd. ......................... 4,343,874 81,519,533
Bajaj Holdings & Investment Ltd. .............. 324,751 35,414,792
Balkrishna Industries Ltd. ................... 895,588 20,785,462
Balrampur Chini Mills Ltd. ................... 1,997,138 10,822,386
Banco Products India Ltd. ................... 121,513 838,988
Bandhan Bank Ltd.
(c)
...................... 9,654,069 21,151,052
Bank of Baroda .......................... 11,685,732 33,008,611
BASF India Ltd. .......................... 167,096 5,978,010
Bata India Ltd. ........................... 740,448 5,213,923
Bayer CropScience Ltd. .................... 198,551 9,436,316
Belrise Industries Ltd. ...................... 1,171,663 2,667,129
BEML Ltd. ............................. 517,806 9,394,432
Bharat Electronics Ltd. ..................... 40,002,066 172,830,908
Bharat Forge Ltd. ......................... 2,842,369 58,492,965
Bharat Heavy Electricals Ltd. ................. 13,516,732 59,297,844
Bharat Petroleum Corp. Ltd. ................. 17,367,988 54,456,136
Bharti Airtel Ltd. .......................... 31,323,196 602,666,189
Biocon Ltd. ............................. 6,576,535 29,663,068
Birla Corp. Ltd. .......................... 424,178 4,453,884
Birlasoft Ltd. ............................ 2,112,716 7,104,064
Black Box Ltd. ........................... 188,173 2,061,454
BlackBuck Ltd.
(b)
......................... 1,312,433 7,053,291
BLS International Services Ltd. ............... 1,942,425 5,340,813
Blue Dart Express Ltd. ..................... 95,479 4,765,407
Blue Star Ltd. ........................... 1,481,013 24,827,058
Bluestone Jewellery And Lifestyle Ltd.
(b)
.......... 197,881 998,987
Borosil Renewables Ltd.
(b)
................... 946,830 4,996,927

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Bosch Ltd. ............................. 83,495 $ 32,178,801
Brigade Enterprises Ltd. .................... 1,593,326 10,938,820
Britannia Industries Ltd. .................... 1,222,861 66,993,474
Brookfield India Real Estate Trust
(c)
............. 4,569,179 15,335,547
BSE Ltd. .............................. 1,743,584 76,058,910
Can Fin Homes Ltd. ....................... 1,318,927 11,518,467
Canara Bank ............................ 19,958,239 27,477,063
Capri Global Capital Ltd. .................... 259,344 541,212
Carborundum Universal Ltd. ................. 1,273,751 13,782,931
Cartrade Tech Ltd.
(b)
....................... 529,353 9,666,432
Castrol India Ltd. ......................... 4,451,476 8,583,652
CCL Products India Ltd. .................... 924,631 10,256,591
Ceat Ltd. .............................. 296,914 10,124,755
Cemindia Projects Ltd. ..................... 338,438 3,811,330
Central Depository Services India Ltd. ........... 1,224,488 16,034,221
Century Plyboards India Ltd. ................. 730,680 5,942,582
CESC Ltd. ............................. 8,112,600 15,542,660
CG Power & Industrial Solutions Ltd. ............ 7,608,545 73,530,251
Chalet Hotels Ltd. ........................ 1,025,106 8,466,297
Chambal Fertilisers and Chemicals Ltd. .......... 2,035,683 9,990,065
Chennai Petroleum Corp. Ltd. ................ 667,446 7,435,062
Choice International Ltd.
(b)
................... 72,234 510,939
Cholamandalam Financial Holdings Ltd. ......... 1,207,907 20,113,523
Cholamandalam Investment and Finance Co. Ltd. ... 4,762,473 77,034,242
CIE Automotive India Ltd. ................... 1,835,278 8,620,226
Cipla Ltd. .............................. 5,875,963 86,630,295
City Union Bank Ltd. ....................... 5,720,538 15,382,226
Clean Science & Technology Ltd. .............. 410,699 3,446,517
CMS Info Systems Ltd. ..................... 1,761,250 5,645,270
Coal India Ltd. ........................... 18,223,596 87,801,544
Coforge Ltd. ............................ 3,593,181 53,901,927
Cohance Lifesciences Ltd.
(b)
................. 1,481,942 6,729,171
Colgate-Palmolive India Ltd. ................. 1,346,102 29,187,742
Computer Age Management Services Ltd. ........ 2,760,514 22,987,757
Concord Biotech Ltd. ...................... 283,390 3,134,424
Container Corp. Of India Ltd. ................. 3,060,705 14,929,292
Coromandel International Ltd. ................ 1,348,444 24,883,240
Craftsman Automation Ltd. .................. 156,804 14,964,632
CreditAccess Grameen Ltd.
(b)
................. 693,093 9,459,104
CRISIL Ltd. ............................. 230,367 9,568,170
Crompton Greaves Consumer Electricals Ltd. ...... 7,340,783 21,714,013
Cummins India Ltd. ....................... 1,565,652 96,895,833
Cyient Ltd. ............................. 1,067,855 10,222,946
Dabur India Ltd. .......................... 5,341,636 24,931,383
Data Patterns India Ltd. .................... 318,984 13,566,650
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 877,523 13,025,212
Deepak Nitrite Ltd. ........................ 732,969 12,985,390
Delhivery Ltd.
(b)
.......................... 5,905,530 28,103,422
Devyani International Ltd.
(b)
.................. 5,944,777 7,212,101
Divi's Laboratories Ltd. ..................... 1,321,542 92,713,543
Dixon Technologies India Ltd. ................ 413,424 50,122,674
DLF Ltd. ............................... 7,534,288 46,817,605
Dodla Dairy Ltd. .......................... 233,694 2,657,180
Dr Lal PathLabs Ltd.
(c)
..................... 878,560 14,851,842
Dr Reddy's Laboratories Ltd. ................. 5,773,762 79,570,194
Dynamatic Technologies Ltd. ................. 5,884 688,840
eClerx Services Ltd. ....................... 533,362 8,470,706
Edelweiss Financial Services Ltd. .............. 7,328,172 8,697,718
Eicher Motors Ltd. ........................ 1,519,670 114,750,929
EID Parry India Ltd.
(b)
...................... 1,305,635 10,370,689
EIH Ltd. ............................... 2,952,927 9,205,047
Elecon Engineering Co. Ltd. ................. 1,008,632 5,410,121
Electrosteel Castings Ltd. ................... 468,643 380,113
Elgi Equipments Ltd. ...................... 2,397,685 14,461,243
Security Shares Value
a
India (continued)
Emami Ltd. ............................. 2,389,739 $ 10,036,759
Embassy Office Parks REIT .................. 9,338,805 41,992,182
Emcure Pharmaceuticals Ltd. ................ 42,646 761,238
Endurance Technologies Ltd.
(c)
................ 494,153 14,161,905
Engineers India Ltd. ....................... 3,818,243 9,324,172
Equitas Small Finance Bank Ltd.
(b) (c)
............ 6,912,180 5,108,465
Eris Lifesciences Ltd.
(c)
..................... 600,498 8,843,123
Escorts Kubota Ltd. ....................... 35,896 1,080,583
Eternal Ltd.
(b)
............................ 27,210,153 71,712,077
Exide Industries Ltd. ....................... 5,056,602 20,578,064
Federal Bank Ltd. ........................ 20,607,645 62,642,673
Fine Organic Industries Ltd. .................. 130,618 6,361,975
Finolex Cables Ltd. ....................... 974,835 11,664,367
Finolex Industries Ltd. ..................... 3,896,601 7,645,743
Firstsource Solutions Ltd. ................... 3,911,113 10,818,882
Five-Star Business Finance Ltd. ............... 2,182,173 10,223,332
Force Motors Ltd. ........................ 58,726 12,023,690
Fortis Healthcare Ltd. ...................... 5,667,198 55,361,497
Fractal Analytics Ltd.
(b)
..................... 240,023 2,533,293
FSN E-Commerce Ventures Ltd.
(b)
............. 13,695,157 37,669,700
Gabriel India Ltd. ......................... 732,481 8,475,734
GAIL India Ltd. .......................... 25,060,795 43,379,200
Garden Reach Shipbuilders & Engineers Ltd. ...... 342,610 9,571,023
Garware Hi-Tech Films Ltd. .................. 71,617 4,612,059
GE Vernova T&D India Ltd. .................. 1,427,954 77,389,094
Genus Power Infrastructures Ltd. .............. 1,208,898 3,987,504
Genus Prime Infra Ltd.
(b)
.................... 191,906 54,542
GHCL Ltd. ............................. 286,941 1,372,700
Gillette India Ltd. ......................... 87,810 7,409,718
Gland Pharma Ltd.
(c)
....................... 468,068 11,077,230
GlaxoSmithKline Pharmaceuticals Ltd. .......... 487,437 11,336,313
Glenmark Pharmaceuticals Ltd. ............... 1,639,226 39,239,803
Global Health Ltd. ........................ 979,263 12,251,580
GMM Pfaudler Ltd. ........................ 22,387 180,533
GMR Airports Ltd.
(b)
....................... 30,710,305 32,437,258
Go Digit General Insurance Ltd.
(b)
.............. 3,107,437 9,992,863
Godawari Power and Ispat Ltd. ............... 2,799,697 8,488,976
Godfrey Phillips India Ltd. ................... 457,873 11,000,962
Godrej Consumer Products Ltd. ............... 4,469,874 48,405,209
Godrej Properties Ltd. ..................... 1,657,769 30,754,238
Granules India Ltd. ........................ 1,778,347 14,475,770
Graphite India Ltd. ........................ 1,204,891 9,228,936
Grasim Industries Ltd. ...................... 3,029,432 99,507,525
Gravita India Ltd. ......................... 422,855 7,179,683
Great Eastern Shipping Co. Ltd. (The) ........... 1,360,677 20,315,652
Grindwell Norton Ltd. ...................... 550,928 10,669,446
Gujarat Fluorochemicals Ltd. ................. 359,211 13,707,219
Gujarat Gas Ltd. ......................... 4,364,207 18,425,029
Gujarat Mineral Development Corp. Ltd. ......... 1,113,752 7,851,898
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 1,343,199 7,126,679
Gujarat Pipavav Port Ltd. ................... 5,381,131 8,912,852
Gujarat State Fertilizers & Chemicals Ltd. ........ 3,186,711 5,465,615
Happiest Minds Technologies Ltd. .............. 1,372,629 5,383,127
Havells India Ltd. ......................... 2,299,100 28,484,099
HBL Engineering Ltd. ...................... 1,377,270 11,939,292
HCL Technologies Ltd. ..................... 10,011,314 125,075,989
HDFC Asset Management Co. Ltd.
(c)
............ 2,098,966 59,068,385
HDFC Bank Ltd. ......................... 126,005,653 987,756,162
HDFC Life Insurance Co. Ltd.
(c)
............... 10,782,737 67,504,533
HEG Ltd. .............................. 857,451 5,118,572
Hero MotoCorp Ltd. ....................... 1,340,447 69,146,239
Hexaware Technologies Ltd. ................. 1,732,777 9,284,171
HFCL Ltd. .............................. 10,751,087 20,363,833
Himadri Speciality Chemical Ltd. .............. 2,271,591 14,494,957

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Hindalco Industries Ltd. .................... 14,691,709 $ 174,201,153
Hindustan Aeronautics Ltd. .................. 2,142,761 97,041,223
Hindustan Construction Co. Ltd.
(b)
.............. 28,337,922 6,798,192
Hindustan Copper Ltd. ..................... 3,344,112 18,937,161
Hindustan Petroleum Corp. Ltd. ............... 10,677,431 44,233,978
Hindustan Unilever Ltd. ..................... 7,951,685 180,165,623
Hitachi Energy India Ltd. .................... 142,699 57,719,851
Home First Finance Co. India Ltd.
(c)
............. 919,060 10,300,846
Honasa Consumer Ltd.
(b)
.................... 1,559,792 6,669,710
Honeywell Automation India Ltd. ............... 36,088 13,493,113
ICICI Bank Ltd. .......................... 58,473,684 772,977,994
ICICI Lombard General Insurance Co. Ltd.
(c)
....... 2,738,637 51,651,520
ICICI Prudential Life Insurance Co. Ltd.
(c)
......... 4,081,078 21,641,100
IDFC First Bank Ltd. ....................... 42,349,824 31,769,410
IFCI Ltd.
(b)
.............................. 8,236,941 5,939,665
IIFL Capital Services Ltd. ................... 427,588 1,535,648
IIFL Finance Ltd. ......................... 2,731,668 13,418,676
India Cements Ltd. (The)
(b)
.................. 501,631 2,023,270
IndiaMart InterMesh Ltd.
(c)
................... 422,246 8,956,403
Indian Bank ............................ 2,967,013 26,016,019
Indian Energy Exchange Ltd.
(c)
................ 5,799,514 7,833,007
Indian Hotels Co. Ltd. (The) , Class A ............ 9,778,395 67,335,932
Indian Oil Corp. Ltd. ....................... 30,713,767 45,318,586
Indian Renewable Energy Development Agency Ltd. . 4,086,647 5,731,676
Indraprastha Gas Ltd. ...................... 6,393,623 10,796,955
Indus Towers Ltd.
(b)
....................... 14,509,292 67,532,323
IndusInd Bank Ltd. ........................ 6,397,634 61,536,936
Info Edge India Ltd. ....................... 3,925,874 41,095,585
Infosys Ltd. ............................. 33,763,150 413,392,711
Inox Green Energy Services Ltd.
(b)
............. 310,318 562,287
INOX India Ltd. .......................... 279,523 4,392,915
Inox Wind Ltd.
(b)
.......................... 9,615,358 9,408,184
Intellect Design Arena Ltd. ................... 1,090,808 8,248,581
InterGlobe Aviation Ltd.
(c)
.................... 2,099,736 97,148,806
Inventurus Knowledge Solutions Ltd.
(b)
........... 582,954 10,282,081
Ipca Laboratories Ltd. ...................... 1,583,473 25,398,846
IRB Infrastructure Developers Ltd. ............. 46,581,542 10,393,904
IRCON International Ltd.
(c)
................... 4,278,341 6,160,401
ITC Hotels Ltd. .......................... 7,904,896 12,876,025
ITC Ltd. ............................... 33,298,025 100,468,023
Jaiprakash Power Ventures Ltd.
(b)
.............. 44,585,072 10,259,180
Jammu & Kashmir Bank Ltd. (The) ............. 5,772,691 8,528,999
JB Chemicals & Pharmaceuticals Ltd. ........... 850,549 19,398,473
JBM Auto Ltd. ........................... 704,066 4,601,360
Jindal Saw Ltd. .......................... 2,771,508 7,205,894
Jindal Stainless Ltd. ....................... 3,570,673 25,743,933
Jindal Steel Ltd. .......................... 4,041,724 51,377,652
Jio Financial Services Ltd. ................... 33,056,610 83,130,026
JK Cement Ltd. .......................... 417,928 22,718,339
JK Lakshmi Cement Ltd. .................... 582,157 3,617,646
JK Paper Ltd. ........................... 1,461,498 5,675,206
JK Tyre & Industries Ltd. .................... 1,459,450 6,259,680
JM Financial Ltd. ......................... 5,932,280 8,135,144
JSW Dulux Ltd. .......................... 206,427 6,848,596
JSW Energy Ltd. ......................... 4,675,732 29,269,736
JSW Holdings Ltd.
(b)
....................... 10,100 1,398,710
JSW Steel Ltd. .......................... 6,819,098 91,729,492
Jubilant Foodworks Ltd. .................... 4,321,161 19,445,225
Jubilant Ingrevia Ltd. ...................... 1,175,420 7,995,331
Jubilant Pharmova Ltd. ..................... 935,532 9,792,441
Jupiter Wagons Ltd. ....................... 1,680,402 5,140,811
Jyothy Labs Ltd. ......................... 2,415,424 5,190,362
Jyoti CNC Automation Ltd.
(b)
................. 955,588 5,996,292
Kajaria Ceramics Ltd. ...................... 1,051,859 11,889,093
Security Shares Value
a
India (continued)
Kalpataru Projects International Ltd. ............ 1,318,202 $ 18,122,184
Kalyan Jewellers India Ltd. .................. 4,278,380 15,980,208
Kansai Nerolac Paints Ltd. .................. 2,879,625 6,607,705
Karnataka Bank Ltd. (The) ................... 2,463,845 6,986,767
Karur Vysya Bank Ltd. (The) ................. 6,791,224 20,641,747
Kaynes Technology India Ltd.
(b)
............... 372,456 12,286,689
KEC International Ltd. ..................... 1,722,604 9,070,409
KEI Industries Ltd. ........................ 706,885 39,182,057
Kfin Technologies Ltd. ...................... 1,213,012 10,943,449
Kirloskar Brothers Ltd. ..................... 292,087 5,020,822
Kirloskar Oil Engines Ltd. ................... 949,732 19,275,486
Kirloskar Pneumatic Co. Ltd. ................. 379,908 6,289,732
Kotak Mahindra Bank Ltd. ................... 60,926,513 246,323,015
KPI Green Energy Ltd.
(c)
.................... 1,259,513 5,578,976
KPIT Technologies Ltd. ..................... 1,877,435 15,269,524
KPR Mill Ltd. ............................ 1,356,264 13,782,292
Krishna Institute of Medical Sciences Ltd.
(b) (c)
...... 2,617,500 20,892,947
KSB Ltd. .............................. 347,611 2,889,690
Kwality Wall's India Ltd.
(b)
................... 10,210,336 2,900,482
L&T Finance Ltd. ......................... 9,209,798 27,776,921
Larsen & Toubro Ltd. ...................... 7,398,298 317,644,229
Laurus Labs Ltd.
(c)
........................ 4,064,702 58,237,695
Le Travenues Technology Ltd.
(b)
............... 737,024 1,304,921
Lemon Tree Hotels Ltd.
(b) (c)
.................. 7,799,087 9,347,624
LIC Housing Finance Ltd. ................... 3,277,755 18,387,380
Lloyds Engineering Works Ltd. ................ 7,087,634 5,489,309
LMW Ltd. .............................. 73,952 12,216,930
Lodha Developers Ltd.
(c)
.................... 3,238,013 31,959,274
LT Foods Ltd. ........................... 1,937,172 7,986,068
LTM Ltd.
(c)
.............................. 766,982 32,876,531
Lumax Auto Technologies Ltd. ................ 207,944 3,775,387
Lupin Ltd. .............................. 2,679,238 63,894,128
Mahanagar Gas Ltd. ....................... 710,618 8,186,262
Maharashtra Seamless Ltd. .................. 452,720 2,958,394
Mahindra & Mahindra Financial Services Ltd. ...... 6,403,829 20,450,320
Mahindra & Mahindra Ltd. ................... 10,173,009 325,928,212
Mahindra Lifespace Developers Ltd. ............ 1,159,287 4,056,880
Malco Energy Ltd.
(b)
....................... 15,287,147 19,475,021
Manappuram Finance Ltd. ................... 6,364,731 21,808,313
Mankind Pharma Ltd. ...................... 1,219,192 30,479,482
Marico Ltd. ............................. 5,964,717 51,567,105
Marksans Pharma Ltd. ..................... 2,085,016 5,396,472
Maruti Suzuki India Ltd. .................... 1,355,774 187,223,461
Mastek Ltd. ............................. 287,572 4,936,948
Max Financial Services Ltd.
(b)
................. 3,128,272 55,123,446
Max Healthcare Institute Ltd. ................. 8,070,531 81,961,208
Medplus Health Services Ltd.
(b)
............... 791,672 7,454,761
Metropolis Healthcare Ltd.
(c)
.................. 1,693,951 9,895,014
Mindspace Business Parks REIT
(c)
............. 2,497,159 12,156,959
MOIL Ltd. .............................. 838,153 2,622,690
Motherson Sumi Wiring India Ltd. .............. 39,736,899 16,288,301
Motilal Oswal Financial Services Ltd. ............ 1,771,454 16,390,292
Mphasis Ltd. ............................ 1,369,355 32,792,124
MRF Ltd. .............................. 26,886 34,913,616
Mrs Bectors Food Specialities Ltd. ............. 1,723,126 3,113,032
MTAR Technologies Ltd.
(b)
................... 277,135 22,997,217
Multi Commodity Exchange of India Ltd. ......... 1,351,350 42,049,133
Muthoot Finance Ltd. ...................... 1,333,140 46,955,282
Narayana Hrudayalaya Ltd. .................. 913,760 18,211,313
Natco Pharma Ltd. ........................ 1,034,027 11,057,558
National Aluminium Co. Ltd. .................. 9,508,003 42,506,075
National Securities Depository Ltd. ............. 242,988 2,073,839
Nava Ltd. .............................. 1,495,266 9,323,824
Navin Fluorine International Ltd. ............... 374,271 28,058,447

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
India (continued)
Nazara Technologies Ltd.
(b)
.................. 2,620,154 $ 7,659,982
NBCC India Ltd. ......................... 12,004,681 12,684,932
NCC Ltd. .............................. 6,256,063 10,001,615
Nestle India Ltd. ......................... 6,650,297 99,509,444
Netweb Technologies India Ltd. ............... 225,893 11,127,024
Network18 Media & Investments Ltd.
(b)
.......... 6,679,273 2,193,543
Neuland Laboratories Ltd. ................... 92,975 16,714,390
Newgen Software Technologies Ltd. ............ 822,456 3,833,503
Nexus Select Trust ........................ 8,896,962 14,532,675
NHPC Ltd. ............................. 31,731,979 26,339,665
NIIT Learning Systems Ltd. .................. 131,950 287,773
Nippon Life India Asset Management Ltd.
(c)
....... 2,046,345 23,684,942
NLC India Ltd. ........................... 3,987,917 14,584,446
NMDC Ltd. ............................. 34,526,560 31,980,206
NMDC Steel Ltd.
(b)
........................ 10,057,454 4,721,669
NTPC Ltd. ............................. 48,093,612 195,811,153
Nuvama Wealth Management Ltd. ............. 945,221 15,466,852
Nuvoco Vistas Corp. Ltd.
(b)
.................. 1,511,624 5,552,769
Oberoi Realty Ltd. ........................ 1,413,485 25,391,911
Oil & Natural Gas Corp. Ltd. ................. 32,644,294 91,217,091
Oil India Ltd. ............................ 4,891,253 24,519,275
Ola Electric Mobility Ltd.
(b)
................... 19,301,264 8,429,573
Olectra Greentech Ltd. ..................... 619,725 7,699,677
One 97 Communications Ltd.
(b)
................ 4,469,628 52,652,631
Onesource Specialty Pharma Ltd.
(b)
............ 604,692 11,613,906
Oracle Financial Services Software Ltd. .......... 248,158 26,069,448
Page Industries Ltd. ....................... 68,476 27,518,540
Paradeep Phosphates Ltd.
(c)
................. 5,476,461 7,255,656
Paras Defence & Space Technologies Ltd. ........ 140,933 1,215,359
PB Fintech Ltd.
(b)
......................... 4,023,136 72,059,106
PC Jeweller Ltd.
(b)
........................ 6,670,421 673,754
PCBL CHEMICAL Ltd. ..................... 2,064,901 6,297,431
Pearl Global Industries Ltd. .................. 28,704 498,901
Persistent Systems Ltd. .................... 1,184,908 64,873,130
Petronet LNG Ltd. ........................ 8,434,989 24,061,398
PG Electroplast Ltd. ....................... 1,868,028 9,488,163
Phoenix Mills Ltd. (The) .................... 2,244,630 41,849,354
Physicswallah Ltd.
(b) (c)
...................... 2,438,928 2,739,815
PI Industries Ltd. ......................... 847,003 24,741,403
Pidilite Industries Ltd. ...................... 3,274,925 51,160,266
Pine Labs Ltd.
(b) (c)
......................... 588,209 894,759
Piramal Finance Ltd. ...................... 1,192,547 24,178,124
Piramal Pharma Ltd. ....................... 7,085,571 12,881,323
PNB Housing Finance Ltd.
(c)
................. 2,090,174 22,653,366
Poly Medicure Ltd. ........................ 442,648 6,285,763
Polycab India Ltd. ........................ 598,674 59,716,531
Poonawalla Fincorp Ltd.
(b)
................... 3,026,313 12,189,992
Power Finance Corp. Ltd. ................... 15,731,335 70,932,421
Power Grid Corp. of India Ltd. ................ 47,685,710 145,813,957
Praj Industries Ltd. ........................ 1,907,863 7,075,159
Premier Energies Ltd.
(c)
..................... 1,158,177 12,927,868
Prestige Estates Projects Ltd. ................ 2,020,697 29,113,368
Privi Speciality Chemicals Ltd. ................ 27,874 955,110
Procter & Gamble Health Ltd. ................ 90,307 5,753,880
Prudent Corporate Advisory Services Ltd. ........ 19,239 550,450
PTC India Ltd. ........................... 2,593,976 4,997,812
PTC Industries Ltd.
(b)
...................... 61,133 10,408,637
Punjab National Bank ...................... 25,256,825 28,190,138
PVR Inox Ltd.
(b)
.......................... 898,001 9,099,113
Radico Khaitan Ltd. ....................... 908,205 33,637,698
Railtel Corp. of India Ltd. .................... 1,634,709 5,422,128
Rainbow Children's Medicare Ltd. .............. 600,759 8,719,259
Rallis India Ltd. .......................... 1,777,166 4,542,258
Ramco Cements Ltd. (The) .................. 1,394,573 12,787,728
Security Shares Value
a
India (continued)
Ramkrishna Forgings Ltd. ................... 1,084,881 $ 6,462,541
Rategain Travel Technologies Ltd. , Class A
(b)
...... 76,727 604,102
Ratnamani Metals & Tubes Ltd. ............... 270,511 7,268,148
RattanIndia Power Ltd.
(b)
.................... 28,978,284 3,005,788
RBL Bank Ltd.
(c)
.......................... 5,608,502 20,372,912
REC Ltd. .............................. 13,186,714 46,853,172
Redington Ltd. ........................... 6,932,009 16,381,517
Relaxo Footwears Ltd. ..................... 840,114 3,053,135
Reliance Industries Ltd. .................... 68,370,131 950,480,622
Reliance Power Ltd.
(b)
...................... 32,114,180 9,331,745
Religare Enterprises Ltd.
(b)
................... 1,698,280 4,245,303
Rhi Magnesita India Ltd. .................... 674,054 2,886,832
RITES Ltd. ............................. 1,522,519 3,239,527
RR Kabel Ltd. ........................... 374,695 8,109,837
Safari Industries India Ltd. ................... 226,853 3,589,734
Sagility Ltd. ............................. 27,052,708 11,679,068
SAI Life Sciences Ltd.
(b) (c)
................... 1,596,292 19,483,808
Sammaan Capital Ltd.
(b)
.................... 7,172,962 13,373,028
Samvardhana Motherson International Ltd. ....... 49,608,185 76,034,618
Sandur Manganese & Iron Ores Ltd. (The) ........ 261,573 623,122
Sanofi India Ltd. ......................... 118,881 3,875,126
Sansera Engineering Ltd.
(c)
.................. 537,187 16,160,355
Sapphire Foods India Ltd.
(b)
.................. 2,414,102 4,598,229
Sarda Energy & Minerals Ltd. ................ 1,102,054 5,936,601
Saregama India Ltd. ....................... 1,047,543 4,677,004
SBI Cards & Payment Services Ltd. ............ 3,067,960 20,158,138
SBI Life Insurance Co. Ltd.
(c)
................. 5,019,658 96,696,364
Schneider Electric Infrastructure Ltd.
(b)
........... 193,104 2,659,821
Shaily Engineering Plastics Ltd. ............... 220,743 6,946,434
Shakti Pumps India Ltd. .................... 270,604 1,495,722
Sheela Foam Ltd.
(b)
....................... 472,730 3,009,635
Shilpa Medicare Ltd. ....................... 139,094 730,204
Shipping Corp. of India Ltd. .................. 2,332,052 7,172,615
Shree Cement Ltd. ........................ 97,762 26,016,366
Shree Renuka Sugars Ltd.
(b)
................. 1,402,323 337,233
Shriram Finance Ltd. ...................... 15,777,818 157,276,373
Shriram Pistons & Rings Ltd. ................. 21,116 753,128
Siemens Energy India Ltd. ................... 965,846 39,365,567
Siemens Ltd.
(b)
.......................... 935,604 37,840,532
SJVN Ltd. .............................. 11,157,814 8,824,821
SKF India Industrial Ltd. .................... 258,051 5,875,685
SKF India Ltd. ........................... 271,153 4,677,779
Sobha Ltd. ............................. 607,156 9,062,602
Solar Industries India Ltd. ................... 257,617 49,475,212
Sona Blw Precision Forgings Ltd.
(c)
............. 5,042,382 32,205,264
Sonata Software Ltd. ...................... 2,342,796 6,550,284
South Indian Bank Ltd. (The) ................. 19,104,382 8,324,971
SRF Ltd. .............................. 1,568,241 44,789,831
Star Health & Allied Insurance Co. Ltd.
(b)
......... 3,048,936 16,944,061
State Bank of India ........................ 20,653,836 209,630,677
Sterling and Wilson Renewable
(b)
.............. 672,643 1,329,182
Strides Pharma Science Ltd. ................. 975,518 11,410,328
Sumitomo Chemical India Ltd. ................ 1,544,776 8,152,016
Sun Pharmaceutical Industries Ltd. ............. 10,281,597 194,588,071
Sun TV Network Ltd. ...................... 1,406,435 7,426,120
Sundaram Finance Ltd. ..................... 712,164 31,408,403
Sundram Fasteners Ltd. .................... 1,082,477 9,800,569
Sunteck Realty Ltd. ....................... 108,106 325,115
Supreme Industries Ltd. .................... 712,333 26,603,384
Suzlon Energy Ltd.
(b)
...................... 114,596,178 68,697,385
Swan Corp. Ltd. .......................... 1,572,096 5,448,547
Swiggy Ltd.
(b)
........................... 15,827,365 42,891,337
Syngene International Ltd.
(c)
.................. 2,045,045 9,511,092
Syrma SGS Technology Ltd. ................. 1,007,636 11,545,629

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
India (continued)
Talwandi Sabo Power Ltd.
(b)
.................. 15,287,147 $ 19,475,021
Tamilnad Mercantile Bank Ltd. ................ 71,855 523,172
Tanla Platforms Ltd. ....................... 1,032,566 5,704,260
Tata Chemicals Ltd. ....................... 1,590,970 12,688,604
Tata Communications Ltd. ................... 1,306,548 27,026,643
Tata Consultancy Services Ltd. ............... 9,607,695 228,556,990
Tata Consumer Products Ltd. ................. 6,457,187 80,096,307
Tata Elxsi Ltd. ........................... 344,129 15,559,539
Tata Investment Corp. Ltd. ................... 1,466,024 10,650,279
Tata Motors Ltd. .......................... 20,886,352 83,381,998
Tata Motors Passenger Vehicles Ltd. ............ 21,309,502 88,298,228
Tata Power Co. Ltd. (The) ................... 17,839,034 78,990,603
Tata Steel Ltd. ........................... 83,468,575 182,919,144
Tata Technologies Ltd. ..................... 1,949,179 14,490,709
Tata Teleservices Maharashtra Ltd.
(b)
............ 7,766,969 3,500,101
Tbo Tek Ltd.
(b)
........................... 506,054 6,540,495
TD Power Systems Ltd. .................... 1,346,115 18,684,076
Tech Mahindra Ltd. ....................... 5,982,095 93,586,091
Techno Electric & Engineering Co. Ltd. .......... 666,057 7,566,075
Tejas Networks Ltd.
(c)
...................... 1,132,060 6,201,771
Tenneco Clean Air India Ltd.
(b)
................ 242,135 1,499,453
Texmaco Rail & Engineering Ltd. .............. 206,188 226,462
Thanga Mayil Jewellery Ltd. ................. 88,216 3,902,982
Thermax Ltd. ........................... 452,908 23,754,786
Tilaknagar Industries Ltd. ................... 1,418,164 6,798,993
Time Technoplast Ltd. ...................... 269,376 494,839
Timken India Ltd. ......................... 387,816 14,824,110
Titagarh Rail System Ltd. ................... 1,119,975 9,731,826
Titan Co. Ltd. ........................... 3,938,483 168,795,998
Torrent Pharmaceuticals Ltd. ................. 1,198,465 55,644,099
Torrent Power Ltd. ........................ 1,970,153 29,441,069
Transformers & Rectifiers India Ltd. ............ 1,325,117 4,469,417
Trent Ltd. .............................. 2,059,992 91,522,764
Trident Ltd. ............................. 19,823,167 5,013,330
Triveni Turbine Ltd. ....................... 1,739,560 13,588,043
TTK Prestige Ltd. ......................... 801,380 4,550,995
Tube Investments of India Ltd. ................ 1,225,462 40,503,109
TVS Holdings Ltd. ........................ 49,392 7,047,978
TVS Motor Co. Ltd. ....................... 2,692,995 95,098,167
Ujjivan Small Finance Bank Ltd.
(b) (c)
............. 12,090,367 6,922,053
UltraTech Cement Ltd. ..................... 1,255,449 151,668,035
Union Bank of India Ltd. .................... 16,912,031 29,876,905
United Spirits Ltd. ........................ 3,390,753 45,309,658
UNO Minda Ltd. .......................... 2,196,923 25,461,471
UPL Ltd. ............................... 5,604,173 38,024,730
Usha Martin Ltd. ......................... 1,759,554 9,370,073
UTI Asset Management Co. Ltd. ............... 694,187 6,872,971
V2 Retail Ltd.
(b)
.......................... 610,507 1,479,132
VA Tech Wabag Ltd. ....................... 630,931 10,141,970
Valor Estate Ltd.
(b)
........................ 1,819,793 2,298,997
Vardhman Textiles Ltd. ..................... 1,698,408 10,307,008
Varun Beverages Ltd. ...................... 14,873,596 82,602,228
Vedant Fashions Ltd. ...................... 660,518 2,837,762
Vedanta Aluminium Metal Ltd.
(b)
............... 15,287,147 19,475,021
Vedanta Iron and Steel Ltd.
(b)
................. 15,287,147 19,475,021
Vedanta Ltd. ............................ 15,287,147 56,739,453
Vesuvius India Ltd. ........................ 809,730 3,985,373
V-Guard Industries Ltd. ..................... 2,780,627 8,969,610
Vijaya Diagnostic Centre Ltd. ................. 48,445 666,811
Vinati Organics Ltd. ....................... 431,047 5,901,711
Vishal Mega Mart Ltd.
(b)
..................... 23,638,867 30,250,480
V-Mart Retail Ltd. ......................... 628,435 4,408,857
Vodafone Idea Ltd.
(b)
....................... 300,539,129 44,264,537
Voltamp Transformers Ltd. ................... 75,036 7,501,996
Security Shares Value
a
India (continued)
Voltas Ltd. ............................. 2,407,348 $ 31,555,651
WAAREE Energies Ltd. .................... 977,504 32,297,695
Waaree Renewable Technologies Ltd.
(b)
.......... 434,563 4,451,048
Welspun Corp. Ltd. ....................... 1,326,052 19,198,910
Welspun Living Ltd. ....................... 4,237,005 6,144,571
Westlife Foodworld Ltd. ..................... 895,542 4,241,098
Whirlpool of India Ltd. ...................... 818,360 7,085,275
Wipro Ltd. .............................. 28,022,206 60,510,182
Wockhardt Ltd.
(b)
......................... 866,220 18,522,519
Yes Bank Ltd.
(b)
.......................... 172,974,032 42,140,798
Zee Entertainment Enterprises Ltd. ............. 9,826,665 9,623,509
Zen Technologies Ltd. ...................... 568,644 9,972,440
Zensar Technologies Ltd. ................... 1,599,046 8,328,069
ZF Commercial Vehicle Control Systems India Ltd. .. 81,554 12,591,596
Zydus Lifesciences Ltd. .................... 2,240,166 25,387,629
Zydus Wellness Ltd. ....................... 190,950 1,019,171
19,153,780,391
a
Indonesia  —  0 .6%
Adaro Andalan Indonesia PT ................. 17,800,700 8,367,425
AKR Corporindo Tbk PT .................... 70,559,400 4,876,377
Alamtri Resources Indonesia Tbk PT ............ 90,649,700 11,663,629
Astra Agro Lestari Tbk PT ................... 381,900 138,441
Astra International Tbk PT ................... 210,976,300 59,030,862
Bank Aladin Syariah Tbk PT
(b)
................ 55,467,400 738,738
Bank Central Asia Tbk PT ................... 532,229,800 170,070,590
Bank Jago Tbk PT
(b)
....................... 47,680,800 3,152,564
Bank Mandiri Persero Tbk PT ................ 401,489,200 91,678,444
Bank Negara Indonesia Persero Tbk PT ......... 151,820,900 31,418,846
Bank Rakyat Indonesia Persero Tbk PT .......... 643,329,995 106,293,939
Bank Tabungan Negara Persero Tbk PT
(b)
........ 60,466,576 4,297,530
Barito Pacific Tbk PT
(b)
..................... 225,182,188 24,416,343
BFI Finance Indonesia Tbk PT ................ 90,895,100 3,509,660
Bukalapak.com PT Tbk
(b)
.................... 727,549,900 4,963,255
Bukit Asam Persero Tbk PT .................. 60,215,200 9,370,658
Bumi Resources Minerals Tbk PT
(b)
............. 634,998,700 21,128,493
Bumi Resources Tbk PT
(b)
................... 1,212,756,900 11,395,684
Bumi Serpong Damai Tbk PT
(b)
............... 76,247,600 2,689,161
Charoen Pokphand Indonesia Tbk PT ........... 76,623,700 18,309,077
Ciputra Development Tbk PT ................. 128,581,927 4,641,038
Elang Mahkota Teknologi Tbk PT .............. 148,856,200 5,122,919
Energi Mega Persada Tbk PT
(b)
............... 180,574,400 13,662,365
ESSA Industries Indonesia Tbk PT
(b)
............ 84,393,900 3,160,643
GoTo Gojek Tokopedia Tbk PT , Class A
(b)
......... 28,213,111
Hanson International Tbk PT
(b) (d)
............... 783,666,700 —
Indah Kiat Pulp & Paper Tbk PT ............... 28,568,000 12,256,735
Indo Tambangraya Megah Tbk PT ............. 4,297,200 5,314,388
Indocement Tunggal Prakarsa Tbk PT ........... 16,056,900 4,400,153
Indofood Sukses Makmur Tbk PT .............. 41,577,100 16,111,999
Industri Jamu Dan Farmasi Sido Muncul Tbk PT .... 3,790,500 81,561
Inti Agri Resources Tbk PT
(b) (d)
................ 291,349,000 —
Japfa Comfeed Indonesia Tbk PT .............. 48,294,100 6,626,341
Jasa Marga Persero Tbk PT ................. 27,901,480 4,700,451
Kalbe Farma Tbk PT ...................... 189,753,100 8,179,161
MD Entertainment Tbk PT
(b)
.................. 35,622,100 4,285,815
Medco Energi Internasional Tbk PT ............. 70,458,080 4,751,148
Medikaloka Hermina Tbk PT ................. 87,666,500 4,635,973
Merdeka Copper Gold Tbk PT
(b)
............... 101,384,988 14,704,967
Mitra Adiperkasa Tbk PT .................... 106,159,800 8,880,505
Mitra Keluarga Karyasehat Tbk PT ............. 5,031,479 455,658
MNC Tourism Indonesia Tbk PT
(b)
.............. 803,403,800 4,226,075
Pabrik Kertas Tjiwi Kimia Tbk PT .............. 2,398,600 748,304
Pakuwon Jati Tbk PT ...................... 226,904,300 3,682,275
Perusahaan Gas Negara Persero Tbk PT ........ 117,372,900 11,993,089
Petrosea Tbk PT
(b)
........................ 30,309,500 7,917,035

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Indonesia (continued)
Pool Advista Indonesia Tbk PT
(b) (d)
............. 12,679,400 $ —
Sarana Menara Nusantara Tbk PT ............. 247,290,300 5,258,551
Semen Indonesia Persero Tbk PT ............. 34,549,809 3,270,085
Sugih Energy Tbk PT
(b) (d)
.................... 27,492,211 —
Sumber Alfaria Trijaya Tbk PT ................ 182,095,200 11,718,494
Telkom Indonesia Persero Tbk PT ............. 526,421,300 88,623,733
Trada Alam Minera Tbk PT
(b) (d)
................ 280,960,700 —
Transcoal Pacific Tbk PT .................... 12,796,600 7,769,620
United Tractors Tbk PT ..................... 16,405,900 21,046,741
Vale Indonesia Tbk PT ..................... 24,137,000 6,380,618
Waskita Karya Persero Tbk PT
(b) (d)
............. 135,029,644 482,259
XLSMART Telecom Sejahtera Tbk PT ........... 51,903,700 8,219,780
919,031,306
a
Kuwait  —  0 .6%
Agility Public Warehousing Co. KSCC ........... 19,040,272 8,207,141
Al Ahli Bank of Kuwait KSCP ................. 16,089,672 14,399,968
Ali Alghanim Sons Automotive Co. KSCC ......... 2,019,572 6,557,899
Arzan Financial Group for Financing & Investment
KPSC ............................... 7,352,870 8,956,485
Boubyan Bank KSCP ...................... 18,711,012 39,594,030
Boubyan Petrochemicals Co. KSCP ............ 5,748,859 12,233,805
Boursa Kuwait Securities Co. KPSC ............ 932,256 9,254,090
Burgan Bank SAK ........................ 13,184,124 8,346,279
Commercial Real Estate Co. KSC .............. 14,213,537 8,072,797
Gulf Bank KSCP ......................... 22,217,277 25,124,546
Gulf Cables & Electrical Industries Group Co. KSCP . 1,344,055 8,970,674
Humansoft Holding Co. KSC ................. 1,162,813 8,941,837
Kuwait Finance House KSCP ................. 131,241,408 330,714,100
Kuwait International Bank KSCP ............... 16,700,852 14,406,108
Kuwait Projects Co. Holding KSCP
(b)
............ 27,051,498 6,992,310
Kuwait Real Estate Co. KSC
(b)
................ 12,248,267 14,642,516
Kuwait Telecommunications Co. ............... 4,277,110 9,120,816
Mabanee Co. KPSC ....................... 8,890,457 28,287,041
Mobile Telecommunications Co. KSCP .......... 20,024,414 38,690,144
National Bank of Kuwait SAKP ................ 95,300,853 261,850,188
National Industries Co. KSC ................. 989,486 875,991
National Industries Group Holding SAK .......... 24,737,153 18,862,579
National Investments Co. KSCP ............... 5,934,203 4,965,940
National Real Estate Co. KPSC
(b)
.............. 14,477,419 5,015,788
Salhia Real Estate Co. KSCP ................ 6,907,560 8,659,558
Warba Bank KSCP ........................ 33,661,409 30,315,634
932,058,264
a
Malaysia  —  1 .2%
AFFIN Bank Bhd
(a)
........................ 4,504,795 2,704,513
AirAsia X Bhd
(b)
.......................... 7,749,500 2,345,372
Alliance Bank Malaysia Bhd .................. 11,715,500 13,798,584
AMMB Holdings Bhd ...................... 27,849,500 45,493,414
Axis REIT .............................. 18,451,200 9,074,361
Bursa Malaysia Bhd
(a)
...................... 7,734,200 17,160,854
Carlsberg Brewery Malaysia Bhd
(a)
............. 2,385,000 10,333,998
CELCOMDIGI Bhd
(a)
....................... 41,215,700 31,718,239
CIMB Group Holdings Bhd .................. 89,646,700 169,043,694
Dialog Group Bhd
(a)
....................... 40,313,996 20,239,971
Eco World Development Group Bhd ............ 2,369,100 1,279,365
Farm Fresh Bhd ......................... 4,551,300 2,649,040
Fraser & Neave Holdings Bhd
(a)
............... 1,946,500 13,893,052
Frontken Corp. Bhd
(a)
...................... 17,404,200 21,511,548
Gamuda Bhd
(a)
.......................... 52,767,200 55,930,746
Gas Malaysia Bhd
(a)
....................... 1,352,500 1,862,459
Genting Bhd
(a)
........................... 24,842,000 14,539,151
Genting Malaysia Bhd
(a)
.................... 19,902,500 9,687,724
Greatech Technology Bhd
(a) (b)
................. 12,253,200 8,313,465
Hartalega Holdings Bhd
(a)
................... 18,151,000 5,774,553
Security Shares Value
a
Malaysia (continued)
Heineken Malaysia Bhd
(a)
................... 1,803,800 $ 9,320,660
Hong Leong Bank Bhd ..................... 7,466,900 39,308,500
IGB REIT
(a)
............................. 20,116,700 14,053,785
IHH Healthcare Bhd
(a)
...................... 22,017,700 50,047,114
IJM Corp. Bhd ........................... 28,285,500 16,126,796
Inari Amertron Bhd
(a)
....................... 31,513,700 18,623,357
IOI Corp. Bhd ........................... 28,213,200 28,393,559
IOI Properties Group Bhd
(a)
.................. 16,390,500 17,364,234
ITMAX SYSTEM Bhd ...................... 4,125,900 5,149,666
Kelington Group Bhd
(a)
..................... 8,860,700 17,057,580
Kossan Rubber Industries Bhd
(a)
............... 16,117,700 5,128,530
KPJ Healthcare Bhd
(a)
...................... 21,973,000 17,790,018
Kuala Lumpur Kepong Bhd
(a)
................. 5,794,000 29,693,337
Malayan Banking Bhd
(a)
.................... 65,919,700 176,904,663
Malayan Cement Bhd
(a)
..................... 4,541,100 7,490,231
Malaysian Pacific Industries Bhd
(a)
............. 1,162,800 14,390,094
Maxis Bhd
(a)
............................ 27,464,900 25,707,063
MBSB Bhd
(a)
............................ 45,399,500 7,562,241
Mega First Corp. Bhd
(a)
..................... 10,408,800 8,243,035
MISC Bhd .............................. 15,428,700 31,692,855
MR DIY Group M Bhd
(a) (c)
................... 33,527,650 13,353,431
OSK Holdings Bhd ........................ 12,440,900 6,275,359
Pavilion REIT
(a)
.......................... 19,194,500 8,907,490
Petronas Chemicals Group Bhd ............... 28,162,100 37,004,928
Petronas Gas Bhd ........................ 8,984,000 38,745,624
PPB Group Bhd
(a)
......................... 8,126,420 20,269,935
Press Metal Aluminium Holdings Bhd ........... 41,950,000 95,114,510
Public Bank Bhd ......................... 160,040,600 190,135,424
QL Resources Bhd
(a)
....................... 22,143,465 20,105,038
RHB Bank Bhd .......................... 17,645,566 36,539,198
Sam Engineering & Equipment M Bhd
(a)
.......... 1,076,200 1,330,826
Scientex Bhd
(a)
.......................... 11,260,200 10,592,824
SD Guthrie Bhd .......................... 23,655,400 34,662,768
Sime Darby Bhd ......................... 30,264,400 15,861,975
Sime Darby Property Bhd
(a)
.................. 47,406,100 17,803,320
SP Setia Bhd Group
(a)
...................... 27,385,600 6,907,159
Sunway Bhd
(a)
........................... 28,699,400 39,063,172
Sunway Construction Group Bhd
(a)
............. 6,113,500 11,548,579
Sunway REIT
(a)
.......................... 31,451,700 18,156,632
Tanco Holdings Bhd
(a) (b)
..................... 29,274,100 12,920,473
Telekom Malaysia Bhd
(a)
.................... 13,732,500 25,629,382
Tenaga Nasional Bhd ...................... 30,035,200 108,178,985
TIME dotCom Bhd
(a)
....................... 16,198,200 24,634,337
Top Glove Corp. Bhd
(a)
..................... 56,940,600 11,560,450
Unisem M Bhd .......................... 5,473,000 7,325,709
United Plantations Bhd
(a)
.................... 2,811,300 22,036,621
UWC Bhd
(b)
............................. 1,064,900 1,593,510
ViTrox Corp. Bhd ......................... 9,449,500 16,144,572
Yinson Holdings Bhd
(a)
..................... 20,602,060 10,285,334
YTL Power International Bhd ................. 34,239,200 35,930,136
Zetrix Ai Bhd ............................ 74,033,600 15,035,050
1,911,054,172
a
Mexico  —  1 .7%
Alpek SAB de CV , Class A
(a) (b)
................ 12,155,143 8,721,808
Alsea SAB de CV ........................ 5,993,959 18,348,007
America Movil SAB de CV , Series B ............ 180,353,858 228,654,196
Arca Continental SAB de CV ................. 5,431,397 70,529,527
Banco del Bajio SA
(c)
...................... 8,915,759 28,850,094
Bolsa Mexicana de Valores SAB de CV .......... 4,691,978 9,940,379
Cemex SAB de CV, CPO , NVS ............... 167,890,650 221,084,590
Coca-Cola Femsa SAB de CV ................ 5,743,288 62,080,647
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(a) (b)
................................ 10,785,859 8,467,182
Corp Inmobiliaria Vesta SAB de CV ............ 8,445,925 29,668,157

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Mexico (continued)
FIBRA Macquarie Mexico
(c)
.................. 12,695,920 $ 31,928,368
Fibra MTY SAPI de CV ..................... 23,640,443 19,403,790
Fibra Uno Administracion SA de CV ............ 32,331,917 55,947,252
Fomento Economico Mexicano SAB de CV ....... 18,887,620 225,110,972
GCC SAB de CV ......................... 1,958,457 23,817,331
Genomma Lab Internacional SAB de CV , Class B ... 9,813,924 9,045,769
Gentera SAB de CV ....................... 13,218,564 32,709,027
Gruma SAB de CV , Class B .................. 1,660,515 27,848,609
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 3,146,210 39,564,902
Grupo Aeroportuario del Pacifico SAB de CV , Class B 4,276,159 100,711,844
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,943,517 57,618,323
Grupo Bimbo SAB de CV , Series A ............. 14,769,501 50,850,292
Grupo Carso SAB de CV , Series A1 ............ 6,255,036 49,605,174
Grupo Financiero Banorte SAB de CV , Class O .... 27,663,417 288,473,736
Grupo Financiero Inbursa SAB de CV , Series O .... 17,425,710 43,320,534
Grupo Mexico SAB de CV , Series B ............ 33,593,447 417,064,863
Grupo Televisa SAB, CPO ................... 26,557,256 14,261,294
Industrias Penoles SAB de CV
(a)
............... 2,163,664 125,838,708
Kimberly-Clark de Mexico SAB de CV , Class A ..... 15,401,839 34,113,781
La Comer SAB de CV ...................... 7,186,049 15,875,046
Megacable Holdings SAB de CV, CPO .......... 3,042,076 10,299,929
Orbia Advance Corp. SAB de CV
(b)
............. 10,592,663 14,345,950
Prologis Property Mexico SA de CV ............ 12,218,724 58,750,235
Promotora y Operadora de Infraestructura SAB de CV 2,234,075 35,974,316
Qualitas Controladora SAB de CV ............. 2,162,178 21,739,012
Regional SAB de CV ...................... 2,718,147 21,135,917
Sigma Foods SAB de CV ................... 38,210,938 36,564,542
Wal-Mart de Mexico SAB de CV ............... 57,035,418 172,385,990
2,720,650,093
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(b) (d) (e)
............... 1,023,928 144
a
Peru  —  0 .3%
Cia de Minas Buenaventura SAA , ADR .......... 1,851,169 68,289,625
Credicorp Ltd. ........................... 762,916 261,397,909
Intercorp Financial Services, Inc. .............. 378,086 18,707,695
Southern Copper Corp. ..................... 1,025,243 196,128,986
544,524,215
a
Philippines  —  0 .3%
ACEN Corp. ............................ 59,101,541 3,167,438
Alliance Global Group, Inc. .................. 51,300,200 6,945,796
AREIT, Inc. ............................. 18,322,800 11,258,866
Ayala Corp. ............................. 2,870,985 20,349,398
Ayala Land, Inc. .......................... 58,947,640 13,943,240
Bank of the Philippine Islands ................ 22,420,368 34,137,901
BDO Unibank, Inc. ........................ 27,461,638 50,813,468
Century Pacific Food, Inc. ................... 13,295,900 5,655,304
Converge Information and Communications Technology
Solutions, Inc. ......................... 26,435,200 4,720,763
DigiPlus Interactive Corp. ................... 15,175,700 2,586,872
DMCI Holdings, Inc. ....................... 48,276,500 7,132,045
GT Capital Holdings, Inc. ................... 1,138,930 8,875,139
International Container Terminal Services, Inc. ..... 10,500,900 128,305,182
JG Summit Holdings, Inc. ................... 35,804,501 16,217,307
Jollibee Foods Corp. ...................... 5,491,300 11,312,894
Manila Electric Co. ........................ 1,503,260 13,922,803
Manila Water Co., Inc. ..................... 6,723,800 4,262,582
Maynilad Water Services, Inc. ................ 24,727,700 9,025,228
Megaworld Corp. ......................... 150,904,200 5,095,673
Metropolitan Bank & Trust Co. ................ 20,516,223 21,149,887
PLDT, Inc. ............................. 841,615 15,700,309
Puregold Price Club, Inc. .................... 12,785,350 9,335,974
Security Shares Value
a
Philippines (continued)
RL Commercial REIT, Inc. ................... 112,352,000 $ 13,059,626
Robinsons Land Corp. ..................... 30,264,813 8,010,871
Semirara Mining & Power Corp. , Class A ......... 10,438,700 4,406,124
SM Investments Corp. ..................... 2,465,482 22,974,742
SM Prime Holdings, Inc. .................... 100,178,396 29,924,631
Synergy Grid & Development Phils, Inc. .......... 10,896,300 5,278,193
Universal Robina Corp. ..................... 10,569,450 10,621,356
498,189,612
a
Poland  —  1 .1%
Alior Bank SA ........................... 1,042,232 36,205,981
Allegro.eu SA
(b) (c)
......................... 9,084,454 86,979,906
AmRest Holdings SE
(a)
..................... 308,741 878,016
Asseco Poland SA ........................ 676,676 36,823,912
Bank Handlowy w Warszawie SA .............. 350,620 12,181,187
Bank Millennium SA
(b)
...................... 8,215,053 45,007,937
Bank Polska Kasa Opieki SA ................. 2,051,664 136,959,505
Benefit Systems SA ....................... 27,403 33,321,081
Budimex SA ............................ 150,236 28,934,254
CD Projekt SA ........................... 724,654 46,420,614
Cyfrowy Polsat SA
(a) (b)
...................... 3,048,690 13,592,698
Diagnostyka SA .......................... 208,683 10,236,356
Dino Polska SA
(b) (c)
........................ 5,470,418 46,457,262
Enea SA ............................... 3,530,336 20,573,180
Erste Bank Polska SA ...................... 442,537 74,871,635
Grupa Azoty SA
(a) (b)
....................... 646,414 4,106,536
Grupa Kety SA .......................... 105,840 35,221,662
Jastrzebska Spolka Weglowa SA
(a) (b)
............ 693,204 5,355,642
KGHM Polska Miedz SA .................... 1,536,652 147,909,091
KRUK SA .............................. 209,808 23,725,294
LPP SA ............................... 12,442 77,280,037
mBank SA
(b)
............................ 176,502 62,576,453
Modivo SA
(a) (b)
........................... 611,964 13,431,401
Orange Polska SA ........................ 7,132,668 31,958,601
ORLEN SA ............................. 6,388,619 249,714,105
Pepco Group N.V. ........................ 1,957,698 18,106,243
PGE Polska Grupa Energetyczna SA
(b)
.......... 10,119,695 29,521,300
Powszechna Kasa Oszczednosci Bank Polski SA ... 9,701,463 275,354,559
Powszechny Zaklad Ubezpieczen SA ........... 6,429,012 114,168,859
Tauron Polska Energia SA ................... 12,833,251 33,311,429
XTB SA
(c)
.............................. 788,482 22,532,095
Zabka Group SA ......................... 4,125,859 29,050,642
1,802,767,473
a
Qatar  —  0 .5%
Al Meera Consumer Goods Co. QSC ........... 1,788,162 6,475,648
Al Rayan Bank .......................... 66,834,661 39,845,351
Baladna
(b)
.............................. 16,083,027 5,785,418
Barwa Real Estate Co. ..................... 19,300,554 13,063,146
Commercial Bank PSQC (The) ................ 38,223,564 44,043,613
Doha Bank QPSC ........................ 20,842,254 14,986,982
Dukhan Bank ........................... 15,097,143 14,328,026
Estithmar Holding QPSC
(b)
................... 15,121,572 17,776,663
Gulf International Services QSC ............... 9,968,978 5,966,507
Industries Qatar QSC ...................... 16,134,311 54,308,125
Mesaieed Petrochemical Holding Co. ........... 54,762,655 18,401,281
Nebras Energy .......................... 5,745,595 22,941,655
Ooredoo QPSC .......................... 9,194,983 33,803,230
Qatar Aluminum Manufacturing Co. ............. 33,454,268 15,761,331
Qatar Fuel QSC .......................... 4,546,007 17,485,602
Qatar Gas Transport Co. Ltd. ................. 28,830,851 34,328,091
Qatar International Islamic Bank QSC ........... 11,846,789 35,703,398
Qatar Islamic Bank QPSC ................... 20,090,521 125,786,505
Qatar National Bank QPSC .................. 52,276,389 255,286,618
Qatar Navigation QSC ..................... 8,638,945 24,427,115

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Qatar (continued)
United Development Co. QSC ................ 27,972,754 $ 6,594,470
Vodafone Qatar PQSC ..................... 32,667,212 24,153,124
831,251,899
a
Russia  —  0 .0%
Aeroflot PJSC
(b) (d)
......................... 12,448,217 1,753
Alrosa PJSC
(b) (d)
.......................... 22,555,750 3,177
Credit Bank of Moscow PJSC
(b) (d)
.............. 131,641,331 18,541
Federal Grid Co. - Rosseti PJSC
(b) (d)
............ 2,175,770,000 306
Mobile TeleSystems PJSC
(b) (d)
................ 7,617,292 1,073
Moscow Exchange MICEX-RTS PJSC
(b) (d)
........ 12,320,031 1,735
Ozon Holdings PLC , ADR
(b) (d)
................. 453,223 64
PhosAgro PJSC , GDR
(b) (d)
................... 7,905 79
PhosAgro PJSC , GDR
(b) (d) (e)
.................. 1 —
Polyus PJSC
(b) (d)
......................... 2,907,870 41
Ros Agro PLC , GDR
(b) (d) (e)
................... 300,309 42
Rosneft Oil Co. PJSC
(b) (d)
.................... 9,721,202 1,369
Sberbank of Russia PJSC
(b) (d)
................. 91,862,230 12,938
Segezha Group PJSC
(b) (c) (d)
.................. 34,454,100 4,853
Severstal PAO
(b) (d)
........................ 1,835,503 258
Sistema AFK PAO
(b) (d)
...................... 30,748,700 4,331
Sovcomflot PJSC
(b) (d)
...................... 4,464,400 629
T-Tekhnologii MKPAO , GDR
(b) (d) (e)
.............. 1,042,828 147
United Co. RUSAL International PJSC
(b) (d)
........ 26,465,860 3,728
VK IPJSC , GDR
(b) (d)
....................... 956,753 135
VTB Bank PJSC
(b) (d)
....................... 5,137,107 1
55,200
a
Saudi Arabia  —  2 .5%
Abdullah Al Othaim Markets Co. ............... 5,124,686 8,093,047
ACWA Power Co.
(b)
....................... 2,273,697 111,909,566
Ades Holding Co. ......................... 3,576,153 18,754,648
Advanced Petrochemical Co.
(b)
................ 1,479,179 10,438,593
Al Babtain Power & Telecommunication Co. ....... 460,089 8,030,785
Al Hammadi Holding ....................... 955,652 6,712,942
Al Majed for Oud Co. ...................... 16,809 606,496
Al Masane Al Kobra Mining Co. ............... 725,126 14,221,946
Al Moammar Information Systems Co. ........... 262,325 13,161,386
Al Rajhi Bank ........................... 33,194,389 586,999,509
Al Rajhi Co. for Co-operative Insurance
(b)
......... 454,900 12,837,475
Al-Dawaa Medical Services Co. ............... 261,385 3,387,989
Aldrees Petroleum and Transport Services Co. ..... 556,780 16,983,666
Alinma Bank ............................ 16,865,262 107,862,892
AlKhorayef Water & Power Technologies Co. ...... 201,115 6,473,920
Almarai Co. JSC ......................... 5,520,790 67,821,889
Almunajem Foods Co. ..................... 233,950 3,891,998
Arab National Bank ....................... 9,918,482 56,033,635
Arabian Cement Co. ....................... 1,045,138 6,352,821
Arabian Centres Co.
(c)
...................... 2,711,336 12,138,369
Arabian Contracting Services Co.
(b)
............. 247,262 6,164,089
Arabian Drilling Co.
(b)
...................... 295,710 6,863,599
Arabian Internet & Communications Services Co. ... 261,700 14,896,104
Arriyadh Development Co. ................... 1,905,683 9,333,916
Astra Industrial Group Co. ................... 478,236 16,822,244
Bank AlBilad ............................ 8,332,889 54,555,944
Bank Al-Jazira ........................... 6,914,228 21,003,745
Banque Saudi Fransi ...................... 13,702,547 69,852,828
BinDawood Holding Co. .................... 2,029,641 2,704,770
Bupa Arabia for Cooperative Insurance Co. ....... 930,930 43,103,741
Catrion Catering Holding Co. ................. 532,242 10,472,439
Co. for Cooperative Insurance (The) ............ 854,548 31,425,578
Dallah Healthcare Co. ...................... 421,682 12,321,391
Dar Al Arkan Real Estate Development Co.
(b)
...... 6,032,000 26,773,000
Dr Sulaiman Al Habib Medical Services Group Co. .. 994,263 57,706,785
East Pipes Integrated Co. for Industry ........... 150,432 7,853,123
Security Shares Value
a
Saudi Arabia (continued)
Electrical Industries Co. .................... 6,637,643 $ 27,611,152
Elm Co. ............................... 273,652 50,025,388
Emaar Economic City
(b)
..................... 2,399,718 6,932,914
Etihad Etisalat Co. ........................ 4,258,059 72,166,645
Etihad GO Telecom Co. .................... 235,159 5,986,908
First Milling Co. .......................... 207,552 2,850,555
flynas Co. SJSC
(b)
........................ 605,452 8,613,009
Jabal Omar Development Co.
(b)
............... 6,511,851 26,887,221
Jahez International Co.
(b)
.................... 1,228,338 4,082,801
Jamjoom Pharmaceuticals Factory Co. .......... 239,543 9,792,116
Jarir Marketing Co. ........................ 6,258,816 26,081,023
Leejam Sports Co. JSC .................... 340,952 7,364,003
Maharah Human Resources Co. ............... 3,148,308 5,570,742
Makkah Construction & Development Co. ........ 1,105,420 26,438,055
Middle East Healthcare Co. .................. 572,350 5,189,175
Mobile Telecommunications Co. Saudi Arabia
(b)
..... 5,022,969 14,536,440
Mouwasat Medical Services Co. ............... 1,102,252 19,565,935
Nahdi Medical Co. ........................ 361,637 9,487,599
National Agriculture Development Co. (The)
(b)
...... 1,884,312 8,379,576
National Co. for Learning & Education ........... 145,963 4,511,994
National Gas & Industrialization Co. ............ 580,309 11,961,547
National Industrialization Co.
(b)
................ 3,813,291 10,229,183
National Medical Care Co. ................... 300,482 7,859,166
Power & Water Utility Co. for Jubail & Yanbu ...... 859,379 9,018,373
Qassim Cement Co. (The) ................... 697,943 8,518,304
Rabigh Refining & Petrochemical Co.
(b)
.......... 4,678,627 19,910,908
Rasan Information Technology Co.
(b)
............ 501,938 20,459,124
Retal Urban Development Co. , Class A .......... 2,680,722 8,512,247
Riyad Bank ............................. 21,787,074 117,135,954
SABIC Agri-Nutrients Co. ................... 2,550,714 93,117,341
Sahara International Petrochemical Co. .......... 3,739,670 14,749,005
SAL Saudi Logistics Services ................. 370,312 16,844,923
Saudi Arabian Mining Co.
(b)
.................. 14,097,158 237,013,337
Saudi Arabian Oil Co.
(c)
..................... 67,374,386 491,031,007
Saudi Automotive Services Co.
(b)
.............. 390,041 4,739,612
Saudi Awwal Bank ........................ 11,258,078 101,574,950
Saudi Basic Industries Corp. ................. 9,785,911 147,131,232
Saudi Cement Co. ........................ 901,449 7,659,385
Saudi Ceramic Co. ........................ 827,024 6,025,379
Saudi Chemical Co. Holding ................. 5,404,533 12,169,777
Saudi Energy Co. ........................ 8,711,936 39,345,241
Saudi Ground Services Co. .................. 1,112,254 9,486,780
Saudi Industrial Investment Group ............. 3,369,966 12,841,900
Saudi Investment Bank (The) ................. 6,731,377 24,036,788
Saudi Kayan Petrochemical Co.
(b)
.............. 8,218,250 12,702,087
Saudi National Bank (The) ................... 33,006,367 351,160,199
Saudi Paper Manufacturing Co. ............... 183,816 2,802,246
Saudi Pharmaceutical Industries & Medical Appliances
Corp. ............................... 855,160 6,604,098
Saudi Real Estate Co.
(b)
.................... 2,506,548 10,780,708
Saudi Reinsurance Co.
(b)
.................... 970,672 6,678,770
Saudi Research & Media Group
(b)
.............. 431,999 9,002,377
Saudi Steel Pipe Co. ...................... 243,991 3,543,546
Saudi Tadawul Group Holding Co. ............. 549,159 20,121,879
Saudi Telecom Co. ........................ 22,263,337 261,279,476
Saudia Dairy & Foodstuff Co. ................. 221,300 13,056,499
Savola Group (The) ....................... 1,672,148 12,797,551
Seera Group Holding
(b)
..................... 2,087,903 11,671,059
Southern Province Cement Co. ............... 902,238 4,866,305
Sustained Infrastructure Holding Co. ............ 56,919 526,326
Taiba Investments Co. ..................... 2,726,233 14,222,069
United Electronics Co. ..................... 660,171 13,985,928
United International Transportation Co. .......... 840,457 7,372,980
Yamama Cement Co. ...................... 1,605,830 10,441,361

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Saudi Arabia (continued)
Yanbu Cement Co. ........................ 1,274,656 $ 5,553,650
Yanbu National Petrochemical Co. ............. 2,832,382 25,172,180
4,042,352,876
a
Singapore  —  0 .0%
China Yuchai International Ltd. ................ 34,984 1,984,292
a
South Africa  —  3 .1%
Absa Group Ltd. ......................... 9,347,391 136,247,167
AECI Ltd. .............................. 1,801,217 13,756,566
African Rainbow Minerals Ltd. ................ 1,301,411 16,954,861
Anglogold Ashanti PLC ..................... 5,685,819 543,970,319
Aspen Pharmacare Holdings Ltd. .............. 4,089,623 36,505,213
AVI Ltd. ............................... 3,253,303 18,919,918
Bid Corp. Ltd. ........................... 3,614,600 90,707,178
Bidvest Group Ltd. ........................ 3,267,628 47,098,983
Boxer Retail Ltd. ......................... 167,826 821,587
Capitec Bank Holdings Ltd. .................. 975,783 268,988,737
Channel Vas Investments Ltd.
(b)
............... 652,247 700,718
Clicks Group Ltd. ......................... 2,619,956 37,895,992
Coronation Fund Managers Ltd. ............... 3,851,237 10,110,790
DataTec Ltd. ............................ 2,723,947 12,881,422
Dis-Chem Pharmacies Ltd.
(a) (c)
................ 5,676,704 12,242,636
Discovery Ltd. ........................... 6,332,984 108,709,390
DRDGOLD Ltd. .......................... 6,022,441 15,883,652
Equites Property Fund Ltd. .................. 12,155,125 13,500,697
Exxaro Resources Ltd. ..................... 2,605,707 34,806,522
FirstRand Ltd. ........................... 55,905,187 318,174,954
Fortress Real Estate Investments Ltd. , Class B ..... 15,167,812 22,356,504
Foschini Group Ltd.
(a)
...................... 3,686,345 12,928,920
Gold Fields Ltd. .......................... 10,072,789 397,244,306
Grindrod Ltd. ............................ 9,221,370 14,852,295
Growthpoint Properties Ltd. .................. 35,125,414 36,197,698
Harmony Gold Mining Co. Ltd. ................ 6,463,288 118,236,504
Hyprop Investments Ltd. .................... 4,851,587 16,995,769
Impala Platinum Holdings Ltd. ................ 10,145,057 144,571,735
Investec Ltd. ............................ 2,572,267 22,047,096
JSE Ltd. ............................... 1,370,078 13,065,381
Life Healthcare Group Holdings Ltd. ............ 16,133,219 10,646,034
Momentum Group Ltd. ..................... 13,367,974 29,784,724
Motus Holdings Ltd. ....................... 1,918,612 12,134,052
Mr Price Group Ltd. ....................... 2,915,444 28,097,221
MTN Group Ltd. .......................... 19,468,804 259,805,449
Naspers Ltd. , Class N ...................... 8,684,554 456,176,727
Nedbank Group Ltd. ....................... 4,883,739 78,112,998
NEPI Rockcastle N.V.
(b)
..................... 6,688,484 58,482,471
Netcare Ltd. ............................ 13,689,110 14,925,900
Ninety One Ltd. .......................... 3,210,437 9,325,414
Northam Platinum Holdings Ltd. ............... 4,016,122 78,150,848
Old Mutual Ltd. .......................... 48,580,702 38,498,216
Omnia Holdings Ltd. ....................... 1,930,585 12,075,235
OUTsurance Group Ltd. .................... 9,528,611 41,634,418
Pepkor Holdings Ltd.
(c)
..................... 38,573,302 51,233,702
Pick n Pay Stores Ltd.
(a) (b)
................... 6,599,473 7,586,443
Redefine Properties Ltd. .................... 73,763,911 27,294,694
Reinet Investments SCA .................... 1,553,706 46,964,752
Remgro Ltd. ............................ 5,315,340 62,225,204
Resilient REIT Ltd. ........................ 5,827,765 29,467,317
Reunert Ltd. ............................ 2,525,483 10,058,322
Sanlam Ltd. ............................ 19,493,969 103,102,238
Santam Ltd.
(a)
........................... 347,929 8,028,867
Sappi Ltd.
(a) (b)
........................... 6,491,897 4,964,510
Sasol Ltd.
(b)
............................. 6,527,608 81,349,364
Shoprite Holdings Ltd. ..................... 5,192,932 91,387,917
Sibanye Stillwater Ltd.
(a)
.................... 31,770,296 95,005,135
Security Shares Value
a
South Africa (continued)
SPAR Group Ltd. (The)
(a) (b)
.................. 2,072,155 $ 6,226,049
Standard Bank Group Ltd. ................... 14,621,224 283,497,553
Telkom SA SOC Ltd. ....................... 3,923,607 15,031,419
Thungela Resources Ltd. ................... 1,511,672 13,533,237
Tiger Brands Ltd. ......................... 1,791,606 30,729,172
Truworths International Ltd.
(a)
................. 4,158,382 12,822,640
Valterra Platinum Ltd. ...................... 2,972,655 245,463,645
Vodacom Group Ltd. ...................... 6,677,424 62,689,131
Vukile Property Fund Ltd. ................... 14,911,524 21,408,589
We Buy Cars Holdings Ltd. .................. 3,200,572 6,922,236
Wilson Bayly Holmes-Ovcon Ltd. .............. 875,755 8,988,137
Woolworths Holdings Ltd. ................... 9,867,342 29,933,676
5,021,137,166
a
South Korea  —  21 .6%
ABLBio, Inc.
(b)
........................... 432,302 32,074,025
Aju IB Investment Co. Ltd. ................... 137,519 1,103,255
Alteogen, Inc.
(a)
.......................... 447,876 109,551,780
Amorepacific Corp.
(a)
...................... 318,511 24,300,296
Amorepacific Holdings Corp. ................. 358,738 5,441,324
APR Corp.
(a)
............................ 276,373 72,531,866
APRILBIO Co. Ltd.
(a) (b)
..................... 251,694 10,643,245
Asiana Airlines, Inc.
(b)
...................... 566,926 2,751,865
BGF retail Co. Ltd. ........................ 93,885 7,707,780
BHI Co. Ltd.
(b)
........................... 253,164 12,292,238
BNK Financial Group, Inc. ................... 2,628,530 29,359,912
Caregen Co. Ltd.
(a)
........................ 169,745 9,935,286
Celltrion Pharm, Inc.
(a)
...................... 214,200 6,777,303
Celltrion, Inc.
(a)
.......................... 1,658,265 212,072,134
Chabiotech Co. Ltd.
(a) (b)
..................... 822,789 7,349,993
Cheil Worldwide, Inc.
(a)
..................... 669,958 8,198,626
Chong Kun Dang Pharmaceutical Corp. .......... 115,329 6,068,499
CJ CGV Co. Ltd.
(a) (b)
....................... 898,760 2,719,539
CJ CheilJedang Corp. ...................... 81,948 10,977,780
CJ Corp.
(a)
............................. 150,223 16,140,708
CJ ENM Co. Ltd.
(b)
........................ 123,647 3,241,998
CJ Logistics Corp.
(a)
....................... 102,053 5,788,009
Classys, Inc.
(a)
........................... 288,869 8,580,700
Clobot Co. Ltd.
(a) (b)
........................ 213,073 6,336,250
Cosmax, Inc.
(a)
.......................... 106,285 12,250,633
CosmoAM&T Co. Ltd.
(a) (b)
................... 293,167 10,177,082
Coway Co. Ltd. .......................... 600,602 35,820,668
CS Wind Corp.
(a) (b)
........................ 317,292 10,000,909
Curiox Biosystems Co. Ltd.
(b)
................. 61,713 3,701,961
D&D PharmaTech, Inc.
(a) (b)
................... 232,397 14,538,182
Daeduck Electronics Co. Ltd. ................. 410,174 52,087,029
Daehan Shipbuilding Co. Ltd. ................. 30,747 1,289,456
Daejoo Electronic Materials Co. Ltd.
(a)
........... 132,083 13,463,778
Daesang Corp.
(a)
......................... 297,391 3,788,317
Daewoo Engineering & Construction Co. Ltd.
(a) (b)
.... 2,368,492 41,141,551
Daewoong Co. Ltd.
(a)
...................... 259,720 3,246,736
Daewoong Pharmaceutical Co. Ltd.
(a)
........... 69,248 6,006,024
Daishin Securities Co. Ltd.
(a) (b)
................ 558,518 11,378,676
D'Alba Global Co. Ltd. ..................... 19,056 2,492,999
Daou Technology, Inc.
(a)
.................... 404,381 10,629,230
DB HiTek Co. Ltd.
(a)
....................... 342,323 42,185,256
DB Insurance Co. Ltd. ..................... 498,849 47,369,139
Dear U Co. Ltd.
(a)
......................... 104,565 1,714,254
DL E&C Co. Ltd.
(a)
........................ 345,186 17,464,836
DL Holdings Co. Ltd.
(a) (b)
.................... 150,526 5,414,179
DN Automotive Corp. ...................... 91,415 2,708,480
Dongjin Semichem Co. Ltd. .................. 417,325 15,201,855
DongKook Pharmaceutical Co. Ltd.
(a)
........... 360,369 4,699,309
Dongsuh Companies, Inc.
(a)
.................. 450,604 7,331,248
Doosan Bobcat, Inc. ....................... 586,227 25,079,048

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
South Korea (continued)
Doosan Co. Ltd.
(a)
........................ 82,391 $ 108,108,657
Doosan Enerbility Co. Ltd.
(a) (b)
................ 5,048,889 354,121,556
Doosan Fuel Cell Co. Ltd.
(a) (b)
................. 494,578 30,034,309
Doosan Robotics, Inc.
(a) (b)
................... 267,448 18,918,050
DoubleUGames Co. Ltd.
(a)
................... 167,009 7,568,418
Duk San Neolux Co. Ltd.
(b)
................... 182,837 4,713,807
Ecopro BM Co. Ltd.
(a)
...................... 585,511 84,244,882
Ecopro Co. Ltd.
(a) (b)
........................ 1,144,116 105,731,985
Ecopro Materials Co. Ltd.
(a) (b)
................. 293,999 12,160,693
E-MART, Inc.
(a)
.......................... 224,757 12,786,847
Enchem Co. Ltd.
(a) (b)
....................... 184,857 4,305,561
Eo Technics Co. Ltd.
(a)
..................... 100,550 30,453,049
ESR Kendall Square REIT Co. Ltd.
(a)
............ 1,489,962 3,900,398
Eugene Technology Co. Ltd.
(a)
................ 190,059 15,684,620
F&F Co. Ltd.
(a)
........................... 173,846 8,411,933
Fadu, Inc.
(b)
............................. 280,947 20,954,128
Foosung Co. Ltd.
(b)
........................ 246,005 1,872,380
GC Biopharma Corp.
(a)
..................... 71,520 6,710,636
GemVax & Kael Co. Ltd.
(a) (b)
.................. 392,630 3,913,273
Genesis Development Holdings Co. Ltd.
(b) (d)
....... 49,111 —
GI Innovation, Inc.
(b)
....................... 90,585 868,325
GS Engineering & Construction Corp.
(a)
.......... 751,814 15,175,707
GS Holdings Corp. ........................ 448,431 21,573,489
GS Retail Co. Ltd.
(a)
....................... 401,201 6,776,499
Han Kuk Carbon Co. Ltd.
(a) (b)
................. 458,360 9,798,862
Hana Financial Group, Inc. .................. 3,080,907 235,754,415
Hana Materials, Inc. ....................... 14,695 624,074
Hana Micron, Inc. ........................ 574,480 15,453,528
Hanall Biopharma Co. Ltd.
(a) (b)
................ 368,172 15,243,438
Hanil Cement Co. Ltd.
(a)
.................... 377,738 3,623,015
Hanjin Kal Corp.
(a)
........................ 259,366 18,913,373
Hankook & Co. Co. Ltd. .................... 394,813 6,369,623
Hankook Tire & Technology Co. Ltd. ............ 802,623 35,572,647
Hanmi Pharm Co. Ltd.
(a)
.................... 66,367 21,605,557
Hanmi Science Co. Ltd.
(a) (b)
.................. 234,082 4,931,445
Hanmi Semiconductor Co. Ltd.
(a)
............... 464,247 87,202,364
Hanon Systems
(a) (b)
....................... 3,328,592 12,438,753
Hansol Chemical Co. Ltd.
(a)
.................. 101,825 18,252,121
Hanssem Co. Ltd.
(a) (b)
...................... 126,741 2,589,185
Hanwha Aerospace Co. Ltd. ................. 376,015 293,189,208
Hanwha Corp. ........................... 266,682 23,680,829
Hanwha Engine
(b)
......................... 637,320 27,083,395
Hanwha Investment & Securities Co. Ltd.
(a) (b)
...... 1,482,529 6,047,715
Hanwha Life Insurance Co. Ltd.
(a) (b)
............. 3,971,940 12,855,295
Hanwha Ocean Co. Ltd.
(a) (b)
.................. 1,494,067 122,327,781
Hanwha Solutions Corp.
(b)
................... 1,189,702 33,064,243
Hanwha Systems Co. Ltd.
(a)
.................. 849,304 59,175,129
Hanwha Vision Co. Ltd.
(b)
................... 409,275 18,279,120
Harim Holdings Co. Ltd. .................... 104,796 784,236
HD Construction Equipment Co. Ltd. ............ 367,452 36,826,894
HD Hyundai Co. Ltd. ...................... 475,674 87,625,093
HD Hyundai Electric Co. Ltd. ................. 262,917 184,129,646
HD Hyundai Energy Solutions Co. Ltd.
(b)
......... 23,740 2,753,651
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 362,957 167,719,290
HD Hyundai Marine Solution Co. Ltd.
(a)
.......... 158,357 23,544,254
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 472,176 132,591,065
HD-Hyundai Marine Engine
(a) (b)
................ 234,492 11,023,984
Hite Jinro Co. Ltd.
(a)
....................... 470,560 4,993,518
HJ Shipbuilding & Construction Co. Ltd.
(a) (b)
....... 545,918 7,447,121
HK inno N Corp.
(a) (b)
....................... 148,871 4,441,584
HL Mando Co. Ltd.
(a)
....................... 360,295 14,826,706
HLB, Inc.
(a) (b)
............................ 1,318,124 44,390,945
HMM Co. Ltd.
(a)
.......................... 2,536,534 32,907,093
Hotel Shilla Co. Ltd.
(b)
...................... 338,166 12,325,812
Security Shares Value
a
South Korea (continued)
HPSP Co. Ltd.
(a)
......................... 657,962 $ 21,290,757
HS Hyosung Advanced Materials Corp. .......... 32,766 4,581,234
Hugel, Inc.
(b)
............................ 67,298 11,092,665
HYBE Co. Ltd.
(a) (b)
........................ 258,200 37,584,610
Hyosung Corp.
(a)
......................... 102,353 13,499,959
Hyosung Heavy Industries Corp. .............. 59,949 146,949,914
Hyosung TNC Corp. ....................... 29,220 7,052,297
Hyundai Department Store Co. Ltd.
(a)
........... 188,250 13,637,780
Hyundai Elevator Co. Ltd. ................... 287,646 15,042,979
Hyundai Engineering & Construction Co. Ltd.
(a)
..... 833,937 81,455,296
Hyundai Feed, Inc.
(a) (b) (d)
.................... 709,241 1,500,630
Hyundai GF Holdings ...................... 51,553 469,690
Hyundai Glovis Co. Ltd.
(a)
................... 416,737 67,136,119
Hyundai Marine & Fire Insurance Co. Ltd.
(a) (b)
...... 593,167 13,599,151
Hyundai Mobis Co. Ltd.
(a)
................... 663,189 337,721,053
Hyundai Motor Co. ........................ 1,504,726 719,933,880
Hyundai Rotem Co. Ltd.
(a)
................... 820,004 109,098,077
Hyundai Steel Co.
(a)
....................... 839,730 22,375,411
Hyundai Wia Corp.
(a)
....................... 224,843 13,532,053
Il Dong Pharmaceutical Co. Ltd.
(b)
.............. 22,510 318,904
Iljin Electric Co. Ltd.
(a)
...................... 288,588 17,865,395
iM Financial Group Co. Ltd.
(a)
................. 1,582,234 18,214,531
Industrial Bank of Korea .................... 2,681,039 35,997,902
Intellian Technologies, Inc. ................... 50,686 4,476,647
IPARK Hyundai Development Co.
(a)
............. 485,791 6,645,263
ISC Co. Ltd.
(a)
........................... 128,643 17,311,046
ISU Specialty Chemical
(a) (b)
.................. 229,213 14,654,665
IsuPetasys Co. Ltd.
(a)
...................... 616,727 52,851,747
JB Financial Group Co. Ltd. .................. 1,370,360 21,745,370
JNTC Co. Ltd.
(a) (b)
......................... 288,774 4,025,756
Jusung Engineering Co. Ltd.
(a)
................ 330,598 43,945,140
JYP Entertainment Corp.
(a)
.................. 316,068 12,097,191
Kakao Corp.
(a)
........................... 3,425,489 95,325,152
Kakao Games Corp.
(a) (b)
.................... 484,823 3,055,339
KakaoBank Corp.
(a)
....................... 1,849,680 27,521,985
Kangwon Land, Inc.
(a)
...................... 879,071 8,756,260
KB Financial Group, Inc. .................... 3,994,889 400,234,646
KCC Corp. ............................. 54,360 19,880,761
KEPCO Engineering & Construction Co., Inc.
(a)
..... 176,139 15,739,378
KEPCO Plant Service & Engineering Co. Ltd. ...... 293,393 9,940,048
Kia Corp.
(a)
............................. 2,610,550 292,851,920
KIWOOM Securities Co. Ltd. ................. 154,185 38,036,703
KMW Co. Ltd.
(b)
.......................... 115,705 2,560,559
Koh Young Technology, Inc.
(a)
................. 613,438 13,964,751
Kolmar Korea Co. Ltd.
(a) (b)
................... 217,524 12,343,707
Kolon Industries, Inc.
(a)
..................... 243,138 11,605,241
KoMiCo Ltd. ............................ 19,189 1,147,429
Korea Aerospace Industries Ltd.
(a)
.............. 814,564 91,083,177
Korea Electric Power Corp. .................. 2,788,893 72,448,202
Korea Gas Corp. ......................... 305,402 7,197,670
Korea Investment Holdings Co. Ltd.
(a)
........... 451,026 71,372,384
Korean Air Lines Co. Ltd. ................... 1,685,280 29,890,872
Korean Reinsurance Co. .................... 2,141,218 18,257,897
Krafton, Inc.
(a) (b)
.......................... 314,227 53,684,707
KT&G Corp.
(a)
........................... 1,044,366 127,564,766
Kum Yang Co. Ltd.
(b) (d)
..................... 390,785 1,925,401
Kumho Petrochemical Co. Ltd.
(a)
............... 166,372 14,647,696
Kumho Tire Co., Inc.
(a) (b)
.................... 1,680,262 5,243,463
Kyung Dong Navien Co. Ltd.
(a)
................ 108,203 5,023,072
L&C Bio Co. Ltd.
(a)
........................ 209,608 10,533,965
L&F Co. Ltd.
(a) (b)
.......................... 326,049 36,456,722
Lake Materials Co. Ltd.
(a)
.................... 464,083 5,691,483
LEENO Industrial, Inc.
(a)
.................... 538,976 34,814,497
LG Chem Ltd.
(a)
.......................... 529,340 128,960,031

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
LG Corp.
(a)
............................. 946,968 $ 92,187,876
LG Display Co. Ltd.
(a) (b)
..................... 3,078,934 32,955,539
LG Electronics, Inc.
(a)
...................... 1,147,953 223,821,548
LG Energy Solution Ltd.
(a) (b)
.................. 518,643 157,465,797
LG H&H Co. Ltd.
(a)
........................ 91,469 15,019,307
LG Innotek Co. Ltd.
(a)
...................... 156,275 151,472,984
LG Uplus Corp. .......................... 1,189,775 12,741,406
LIG Defense&Aerospace Co. Ltd. .............. 144,993 77,066,618
LigaChem Biosciences, Inc.
(a) (b)
............... 292,017 29,233,739
Lotte Chemical Corp.
(a)
..................... 199,343 10,675,659
Lotte Chilsung Beverage Co. Ltd.
(a)
............. 57,888 4,179,322
Lotte Corp.
(a)
............................ 405,621 6,827,211
Lotte Energy Materials Corp.
(b)
................ 280,330 10,480,432
LOTTE Fine Chemical Co. Ltd. ................ 225,000 7,815,705
LOTTE REIT Co. Ltd.
(a)
..................... 2,770,486 7,004,347
Lotte Rental Co. Ltd.
(a)
..................... 130,216 2,701,285
Lotte Shopping Co. Ltd. .................... 137,706 13,425,341
Lotte Tour Development Co. Ltd.
(a) (b)
............ 702,664 8,887,706
Lotte Wellfood Co. Ltd. ..................... 37,153 2,781,272
LS Corp.
(a)
............................. 194,263 57,708,049
LS Eco Energy Ltd. ....................... 52,953 2,428,037
LS Electric Co. Ltd.
(a)
...................... 843,828 135,993,066
LS Marine Solution Co. Ltd. .................. 5,706 124,192
LS Materials Ltd. ......................... 229,745 3,254,848
Lunit, Inc.
(a) (b)
............................ 791,588 8,801,991
LX INTERNATIONAL CORP. ................. 372,601 10,360,233
LX Semicon Co. Ltd.
(a)
..................... 138,169 4,837,778
Medytox, Inc.
(a)
.......................... 56,625 3,623,051
Meritz Financial Group, Inc.
(a) (b)
................ 877,774 59,935,597
Mezzion Pharma Co. Ltd.
(a) (b)
................. 273,120 11,876,398
Mirae Asset Securities Co. Ltd.
(a)
.............. 2,242,821 91,826,822
Misto Holdings Corp. ...................... 528,697 13,073,204
Naturecell Co. Ltd.
(a) (b)
...................... 712,319 14,360,510
NAVER Corp. ........................... 1,566,484 242,786,657
NC Corp.
(a)
............................. 144,008 27,649,504
Netmarble Corp.
(a) (c)
....................... 309,391 8,718,380
Nexon Games Co. Ltd.
(a) (b)
................... 347,383 2,430,058
NH Investment & Securities Co. Ltd.
(a)
........... 1,572,043 31,607,726
NICE Information Service Co. Ltd.
(a)
............ 508,421 4,716,473
NKGen Biotech Korea Co. Ltd.
(a) (b) (d)
............ 172,974 605,725
NongShim Co. Ltd.
(a)
...................... 36,157 9,217,921
OCI Holdings Co. Ltd.
(a)
.................... 151,009 35,030,418
OliX Pharmaceuticals, Inc.
(a) (b)
................ 192,906 22,369,717
Orion Corp.
(a)
........................... 245,909 21,121,730
Orion Holdings Corp.
(a)
..................... 355,995 5,912,022
Orum Therapeutics, Inc.
(b)
................... 33,101 1,489,216
Oscotec, Inc.
(a) (b)
......................... 398,454 11,101,866
Otoki Corp.
(a)
............................ 23,393 5,172,706
Pan Ocean Co. Ltd.
(a)
...................... 3,013,041 10,979,009
Paradise Co. Ltd.
(a)
........................ 641,240 5,995,044
Park Systems Corp.
(a)
...................... 79,905 14,612,799
Pearl Abyss Corp.
(a) (b)
...................... 415,032 12,001,244
People & Technology, Inc.
(a)
.................. 230,147 7,098,605
Peptron, Inc.
(a) (b)
.......................... 248,331 49,481,295
PharmaResearch Co. Ltd.
(a)
.................. 80,839 15,821,720
Poongsan Corp.
(a)
........................ 199,085 10,623,712
Posco DX Co. Ltd.
(a)
....................... 615,288 13,361,982
POSCO Future M Co. Ltd.
(a)
.................. 388,102 63,487,390
POSCO Holdings, Inc. ..................... 795,938 224,197,396
Posco International Corp.
(a)
.................. 548,716 23,230,312
PSK Holdings, Inc.
(a)
....................... 92,623 6,571,554
PSK, Inc. .............................. 268,012 17,567,596
Rainbow Robotics
(a) (b)
...................... 96,313 44,932,321
RFHIC Corp.
(b)
........................... 89,638 5,359,246
Security Shares Value
a
South Korea (continued)
Robotis Co. Ltd.
(a) (b)
....................... 114,610 $ 24,751,283
Rznomics, Inc.
(b)
......................... 14,755 1,234,642
S&S Tech Corp.
(a)
......................... 203,762 8,899,964
S-1 Corp. .............................. 205,003 9,298,918
Sam Chun Dang Pharm Co. Ltd.
(a)
............. 168,309 37,818,555
Samhyun Co. Ltd. ........................ 41,717 1,414,558
Samsung Biologics Co. Ltd.
(a) (b) (c)
.............. 127,163 115,012,056
Samsung C&T Corp.
(a)
..................... 928,562 267,782,102
Samsung E&A Co. Ltd.
(a)
.................... 1,729,590 60,530,796
Samsung Electro-Mechanics Co. Ltd.
(a)
.......... 631,766 893,055,301
Samsung Electronics Co. Ltd. ................ 52,895,999 11,097,243,593
Samsung Episholdings Co. Ltd.
(a) (b)
............. 75,553 24,265,197
Samsung Fire & Marine Insurance Co. Ltd.
(a)
...... 329,532 124,358,133
Samsung Heavy Industries Co. Ltd.
(a) (b)
.......... 7,640,253 141,847,916
Samsung Life Insurance Co. Ltd. .............. 886,324 228,992,475
Samsung SDI Co. Ltd.
(b)
.................... 680,602 310,867,329
Samsung SDS Co. Ltd.
(a)
.................... 456,704 90,878,875
Samsung Securities Co. Ltd. ................. 652,374 52,107,155
Samyang Foods Co. Ltd.
(a)
.................. 46,362 37,081,744
Sanil Electric Co. Ltd.
(a)
..................... 146,596 24,099,069
SD Biosensor, Inc.
(a) (b)
...................... 480,021 2,478,144
SeAH Besteel Holdings Corp. ................ 52,004 1,839,989
Sebang Global Battery Co. Ltd.
(a)
.............. 88,554 3,294,878
Seegene, Inc. ........................... 444,712 8,970,965
Seojin System Co. Ltd.
(a) (b)
................... 367,353 18,921,606
SFA Engineering Corp. ..................... 330,239 5,862,874
SFA Semicon Co. Ltd.
(b)
.................... 108,704 600,144
Shinhan Financial Group Co. Ltd. .............. 4,772,600 296,866,515
Shinsegae, Inc. .......................... 75,656 25,956,025
Shinsung Delta Tech Co. Ltd.
(a)
................ 194,629 5,743,319
Shinyoung Securities Co. Ltd.
(a)
............... 18,726 2,145,381
Silicon2 Co. Ltd.
(a)
........................ 403,284 9,641,552
SIMMTECH Co. Ltd.
(a)
..................... 305,988 24,127,936
SK Biopharmaceuticals Co. Ltd.
(a) (b)
............. 344,734 20,500,130
SK Bioscience Co. Ltd.
(a) (b)
................... 277,765 7,535,802
SK Chemicals Co. Ltd.
(a)
.................... 145,134 4,148,738
SK Discovery Co. Ltd.
(a)
.................... 154,850 5,070,849
SK Eternix Co. Ltd.
(b)
...................... 100,790 2,681,937
SK Gas Ltd.
(a)
........................... 46,542 7,321,162
SK hynix, Inc. ........................... 6,244,585 9,722,864,774
SK IE Technology Co. Ltd.
(a) (b) (c)
............... 302,472 3,872,473
SK Innovation Co. Ltd.
(a) (b)
................... 743,923 58,864,843
SK Networks Co. Ltd. ...................... 1,684,956 12,621,207
SK oceanplant Co. Ltd.
(a) (b)
................... 462,621 5,226,344
SK REITs Co. Ltd.
(a)
....................... 958,437 3,474,481
SK Square Co. Ltd.
(b)
...................... 1,043,239 865,072,842
SK Telecom Co. Ltd. ....................... 1,138,271 76,229,204
SK, Inc.
(a)
.............................. 401,326 180,657,283
SKC Co. Ltd.
(a) (b)
......................... 282,608 26,157,438
SL Corp.
(a)
............................. 212,889 10,602,460
SM Entertainment Co. Ltd.
(a)
................. 133,239 7,027,692
SNT Motiv Co. Ltd.
(a)
...................... 248,208 4,927,891
S-Oil Corp.
(a)
............................ 451,937 32,229,448
Soulbrain Co. Ltd.
(a)
....................... 52,810 13,437,575
SPG Co. Ltd.
(b)
.......................... 92,074 7,123,974
ST Pharm Co. Ltd. ........................ 162,964 14,491,926
Studio Dragon Corp.
(a) (b)
.................... 162,610 2,849,979
STX Engine Co. Ltd.
(b)
..................... 6,238 167,271
Taesung Co. Ltd.
(a) (b)
....................... 291,126 11,126,961
Taihan Cable & Solution Co. Ltd.
(a) (b)
............ 864,911 26,172,797
TechWing, Inc.
(a)
......................... 352,015 11,661,246
TKG Huchems Co. Ltd. ..................... 6,816 74,990
Tokai Carbon Korea Co. Ltd.
(a)
................ 68,401 12,045,342
Voronoi, Inc.
(a) (b)
.......................... 133,315 25,372,389

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
South Korea (continued)
Wemade Co. Ltd.
(a)
........................ 241,048 $ 3,123,960
Wonik Holdings Co. Ltd.
(b)
................... 264,846 4,770,926
WONIK IPS Co. Ltd.
(a)
...................... 369,613 26,046,351
Woori Financial Group, Inc. .................. 7,418,144 146,706,787
YC Corp.
(b)
............................. 328,824 3,537,985
YG Entertainment, Inc. ..................... 156,858 4,635,057
Youngone Corp.
(a)
........................ 249,256 13,107,588
Youngone Holdings Co. Ltd.
(a)
................ 88,402 11,233,565
Yuhan Corp.
(a)
........................... 609,192 34,350,532
34,927,294,853
a
Taiwan  —  26 .5%
Ability Enterprise Co. Ltd.
(a)
.................. 3,310,848 8,762,735
Ability Opto-Electronics Technology Co. Ltd.
(a)
...... 764,892 2,682,389
ABLEPRINT TECHNOLOGY CO. LTD. .......... 36,000 4,223,396
AcBel Polytech, Inc. ....................... 7,874,565 14,916,738
Accton Technology Corp. ................... 5,699,000 436,055,220
Acer, Inc.
(a)
............................. 30,492,872 34,147,581
Acter Group Corp. Ltd.
(a)
.................... 1,129,000 35,564,888
ADATA Technology Co. Ltd.
(a)
................. 3,219,725 41,904,338
Advanced Echem Materials Co. Ltd.
(a)
........... 806,000 27,230,453
Advanced Energy Solution Holding Co. Ltd.
(a)
...... 370,000 13,556,365
Advanced Wireless Semiconductor Co.
(a)
......... 1,678,000 8,978,710
Advantech Co. Ltd.
(a)
...................... 5,286,584 83,100,762
Airoha Technology Corp.
(a)
................... 411,000 8,595,240
Airtac International Group ................... 1,532,292 68,044,800
Alchip Technologies Ltd.
(a)
................... 872,000 120,890,939
All Ring Tech Co. Ltd. ...................... 897,000 31,754,584
Allied Supreme Corp.
(a)
..................... 462,000 3,729,766
Allis Electric Co. Ltd.
(a)
..................... 2,187,169 8,717,654
Ambassador Hotel (The)
(a)
................... 1,064,000 1,429,966
AP Memory Technology Corp. ................ 1,227,000 45,941,133
Arcadyan Technology Corp.
(a)
................. 1,690,391 10,092,303
Ardentec Corp. .......................... 4,767,546 36,498,700
ASE Technology Holding Co. Ltd. .............. 37,527,222 716,970,273
Asia Cement Corp.
(a)
...................... 24,600,050 26,707,769
Asia Optical Co., Inc.
(a)
..................... 2,454,000 12,001,371
Asia Vital Components Co. Ltd. ............... 3,686,884 310,901,656
ASMedia Technology, Inc.
(a)
.................. 429,000 19,898,731
ASPEED Technology, Inc.
(a)
.................. 339,800 202,229,078
ASROCK, Inc.
(a)
.......................... 678,000 5,223,274
Asustek Computer, Inc.
(a)
.................... 7,794,000 188,026,868
AUO Corp.
(a)
............................ 66,805,400 48,715,991
AURAS Technology Co. Ltd.
(a)
................ 793,000 26,696,551
Bank of Kaohsiung Co. Ltd.
(a)
................. 34,561,125 12,868,089
BES Engineering Corp.
(a) (b)
.................. 19,772,508 8,215,574
Bizlink Holding, Inc.
(a)
...................... 1,945,388 126,345,683
Bora Pharmaceuticals Co. Ltd.
(a)
............... 759,005 8,389,560
Brighton-Best International Taiwan, Inc.
(a)
......... 6,201,000 6,789,813
C Sun Manufacturing Ltd. ................... 1,106,000 21,602,817
Caliway Biopharmaceuticals Co. Ltd.
(b)
.......... 11,044,000 35,356,041
Capital Securities Corp.
(a)
................... 22,249,050 27,235,768
Catcher Technology Co. Ltd.
(a)
................ 5,297,000 34,405,766
Cathay Financial Holding Co. Ltd. .............. 105,885,951 289,833,554
Cathay Real Estate Development Co. Ltd.
(a)
....... 7,499,900 5,422,755
Center Laboratories, Inc.
(a)
................... 6,039,874 7,358,755
Century Iron & Steel Industrial Co. Ltd.
(a)
......... 2,017,000 6,652,134
Chailease Holding Co. Ltd. .................. 16,611,206 57,003,628
Chang Hwa Commercial Bank Ltd. ............. 79,796,036 51,561,902
Chang Wah Electromaterials, Inc. .............. 4,103,000 6,844,142
Chang Wah Technology Co. Ltd. .............. 630,000 1,363,961
Charoen Pokphand Enterprise
(a)
............... 3,470,700 13,849,340
Chenbro Micom Co. Ltd.
(a)
................... 701,000 30,193,382
Cheng Loong Corp. ....................... 11,435,000 6,917,690
Cheng Shin Rubber Industry Co. Ltd.
(a)
.......... 19,567,650 20,216,944
Security Shares Value
a
Taiwan (continued)
Cheng Uei Precision Industry Co. Ltd.
(a)
.......... 4,238,000 $ 5,293,521
Chenming Electronic Technology Corp. .......... 365,000 1,414,026
Chicony Electronics Co. Ltd.
(a)
................ 6,840,787 29,497,013
Chicony Power Technology Co. Ltd.
(a)
........... 1,534,000 4,972,861
Chief Telecom, Inc.
(a)
...................... 370,300 4,237,506
China Airlines Ltd.
(a)
....................... 30,713,000 18,711,561
China Bills Finance Corp. ................... 20,759,000 11,133,141
China Motor Corp.
(a)
....................... 2,430,800 4,172,754
China Petrochemical Development Corp.
(a) (b)
....... 40,845,490 9,179,494
China Steel Chemical Corp.
(a)
................ 1,663,000 4,369,121
China Steel Corp.
(a)
....................... 130,567,529 79,477,028
Chipbond Technology Corp.
(a)
................. 6,552,000 62,841,230
ChipMOS Technologies, Inc.
(a)
................ 6,183,000 21,989,469
Chong Hong Development Co. Ltd.
(a)
............ 2,047,317 4,833,507
Chroma ATE, Inc. ......................... 4,166,000 331,496,297
Chung Hung Steel Corp.
(a) (b)
.................. 11,657,000 6,836,093
Chung-Hsin Electric & Machinery Manufacturing
Corp.
(a)
.............................. 4,142,000 21,931,002
Chunghwa Precision Test Tech Co. Ltd. .......... 246,000 24,401,489
Chunghwa Telecom Co. Ltd. ................. 41,411,000 181,158,615
Cleanaway Co. Ltd.
(a)
...................... 10,608,000 9,110,351
Clevo Co. .............................. 4,588,175 6,437,568
Compal Electronics, Inc.
(a)
................... 46,235,000 53,784,930
Compeq Manufacturing Co. Ltd.
(a)
.............. 11,388,000 102,400,276
Continental Holdings Corp.
(a)
................. 7,512,600 4,845,085
Coretronic Corp.
(a)
........................ 2,645,200 6,106,320
CSBC Corp. Taiwan
(b)
...................... 10,868,541 6,158,452
CTBC Financial Holding Co. Ltd.
(a)
............. 185,595,599 358,447,072
CTCI Corp. ............................. 8,236,847 10,446,783
CyberPower Systems, Inc. .................. 530,000 3,574,297
Da-Li Development Co. Ltd.
(a)
................ 2,342,895 3,171,178
Daxin Materials Corp. ...................... 577,000 7,493,752
Delta Electronics, Inc. ...................... 21,989,000 1,687,133,964
Depo Auto Parts Ind Co. Ltd.
(a)
................ 1,094,000 5,083,675
Dynamic Holding Co. Ltd.
(a)
.................. 3,111,324 17,100,919
Dynapack International Technology Corp. ........ 1,633,000 22,499,257
E Ink Holdings, Inc.
(a)
...................... 9,322,000 65,511,328
E.Sun Financial Holding Co. Ltd.
(a)
............. 160,171,156 158,251,178
Eclat Textile Co. Ltd.
(a)
..................... 2,016,683 22,049,574
Elan Microelectronics Corp.
(a)
................. 3,066,100 15,804,598
Elite Advanced Laser Corp.
(a)
................. 1,575,000 24,326,491
Elite Material Co. Ltd. ...................... 3,276,000 529,475,441
Elite Semiconductor Microelectronics Technology, Inc. 3,053,000 23,632,623
eMemory Technology, Inc.
(a)
.................. 711,000 76,753,305
Ennoconn Corp.
(a)
........................ 1,053,219 12,052,909
Ennostar, Inc.
(a)
.......................... 6,719,185 15,532,541
Eternal Materials Co. Ltd.
(a)
.................. 9,704,369 25,084,926
Eva Airways Corp.
(a)
....................... 28,342,326 32,540,810
Evergreen Aviation Technologies Corp.
(a)
......... 1,240,000 6,593,591
Evergreen International Storage & Transport Corp.
(a)
. 3,292,500 4,996,960
Evergreen Marine Corp. Taiwan Ltd.
(a)
........... 11,891,979 80,860,370
EVERGREEN Steel Corp.
(a)
.................. 1,900,000 5,660,314
Everlight Electronics Co. Ltd.
(a)
................ 4,495,000 8,961,965
Far Eastern Department Stores Ltd.
(a)
........... 13,464,167 9,382,024
Far Eastern International Bank
(a)
............... 45,348,109 17,154,781
Far Eastern New Century Corp.
(a)
.............. 35,395,916 29,007,465
Far EasTone Telecommunications Co. Ltd. ........ 18,955,000 57,353,672
Faraday Technology Corp.
(a)
................. 2,594,828 16,932,415
Farglory Land Development Co. Ltd.
(a)
........... 3,505,782 8,138,432
Feng Hsin Steel Co. Ltd.
(a)
................... 5,502,000 11,293,630
Feng TAY Enterprise Co. Ltd.
(a)
................ 5,190,833 11,591,578
First Financial Holding Co. Ltd. ................ 125,821,112 110,302,078
First Hi-Tec Enterprise Co. Ltd.
(a)
.............. 851,000 10,316,153
Fitipower Integrated Technology, Inc.
(a)
.......... 997,504 5,469,595

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Taiwan (continued)
FLEXium Interconnect, Inc.
(a) (b)
................ 2,543,616 $ 5,095,841
Formosa Advanced Technologies Co. Ltd. ........ 346,000 811,831
Formosa Chemicals & Fibre Corp.
(a)
............ 38,903,210 62,068,094
Formosa International Hotels Corp.
(a)
............ 810,000 4,473,352
Formosa Plastics Corp.
(a)
................... 41,650,800 63,303,394
Formosa Sumco Technology Corp. ............. 797,000 7,980,002
Formosa Taffeta Co. Ltd.
(a)
................... 10,560,000 5,205,088
Fortune Electric Co. Ltd.
(a)
................... 1,681,790 46,626,806
Fositek Corp.
(a)
.......................... 593,341 36,165,924
Foxconn Technology Co. Ltd.
(a)
................ 10,808,424 20,932,253
Foxsemicon Integrated Technology, Inc.
(a)
........ 1,113,000 11,331,233
Fubon Financial Holding Co. Ltd.
(a)
............. 92,760,521 325,327,142
Fulltech Fiber Glass Corp.
(a) (b)
................ 5,193,000 17,417,496
Fusheng Precision Co. Ltd. .................. 1,204,000 10,025,230
G Shank Enterprise Co. Ltd. ................. 217,000 836,627
Gallant Micro Machining Co. Ltd. .............. 38,000 1,655,840
Genius Electronic Optical Co. Ltd.
(a)
............ 837,287 16,051,318
Getac Holdings Corp.
(a)
..................... 4,512,000 14,948,647
Giant Manufacturing Co. Ltd.
(a)
................ 3,367,575 7,437,278
Gigabyte Technology Co. Ltd.
(a)
............... 5,990,000 70,131,386
Global Brands Manufacture Ltd.
(a)
.............. 3,377,744 10,411,690
Global Mixed Mode Technology, Inc.
(a)
........... 726,000 6,536,477
Global Unichip Corp. ...................... 983,000 145,038,686
Globalwafers Co. Ltd.
(a)
..................... 2,901,000 91,998,998
Gloria Material Technology Corp.
(a)
............. 6,974,000 8,003,175
Gold Circuit Electronics Ltd. .................. 3,733,800 155,875,358
Goldsun Building Materials Co. Ltd.
(a)
........... 11,154,425 12,304,471
Grand Process Technology Corp.
(a)
............. 233,000 25,254,549
Grape King Bio Ltd.
(a)
...................... 1,432,000 4,617,069
Great Wall Enterprise Co. Ltd. ................ 7,332,412 12,312,170
Greatek Electronics, Inc.
(a)
................... 3,915,000 17,559,048
Group Up Industrial Co. Ltd. ................. 149,000 2,073,838
Gudeng Precision Industrial Co. Ltd.
(a)
........... 794,797 13,586,834
Hannstar Board Corp.
(a)
.................... 2,529,640 6,833,588
HannStar Display Corp.
(a) (b)
.................. 27,371,640 14,860,843
HERON NEUTRON MEDICAL CORP.
(a) (b)
........ 535,000 5,437,203
Highwealth Construction Corp.
(a)
............... 15,103,494 20,226,064
Hiwin Technologies Corp.
(a)
.................. 3,102,498 38,247,379
Hon Hai Precision Industry Co. Ltd. ............. 138,593,928 1,268,660,581
Hon Precision, Inc. ........................ 903,000 236,643,251
Hotai Finance Co. Ltd.
(a)
.................... 3,341,620 6,431,358
Hotai Motor Co. Ltd.
(a)
...................... 3,541,560 54,840,575
HTC Corp.
(a)
............................ 7,692,000 11,057,493
HUA ENG Wire & Cable Co. Ltd.
(a)
............. 3,637,829 3,992,721
Hua Nan Financial Holdings Co. Ltd. ............ 100,293,488 97,650,521
Huaku Development Co. Ltd.
(a)
................ 3,696,840 14,102,644
Hwang Chang General Contractor Co. Ltd.
(a)
...... 2,427,750 3,544,503
IBF Financial Holdings Co. Ltd.
(a)
.............. 28,674,457 13,473,259
I-Chiun Precision Industry Co. Ltd.
(a)
............ 2,297,000 19,215,256
Innodisk Corp.
(a)
.......................... 925,147 52,222,472
Innolux Corp.
(a)
.......................... 84,527,297 136,181,558
Intelligo Technology, Inc.
(b)
................... 78,000 1,233,787
International Games System Co. Ltd.
(a)
.......... 2,485,000 59,747,596
Inventec Corp.
(a)
......................... 29,541,000 65,528,028
ITE Technology, Inc.
(a)
...................... 1,672,000 8,180,861
ITEQ Corp.
(a)
............................ 2,663,604 22,574,323
ITH Corp.
(a)
............................. 2,283,000 2,773,211
Jentech Precision Industrial Co. Ltd.
(a)
........... 967,670 108,559,466
Jinan Acetate Chemical Co. Ltd.
(a)
.............. 5,796,600 7,548,597
Johnson Health Tech Co. Ltd.
(a)
............... 1,142,000 4,347,744
JPC connectivity, Inc. ...................... 228,000 2,161,689
JSL Construction & Development Co. Ltd.
(a)
....... 2,372,097 4,164,062
Kaori Heat Treatment Co. Ltd. ................ 874,000 30,146,243
Kenda Rubber Industrial Co. Ltd.
(a)
............. 7,757,913 4,148,219
Security Shares Value
a
Taiwan (continued)
KGI Financial Holding Co. Ltd. ................ 182,033,444 $ 130,580,050
Kindom Development Co. Ltd.
(a)
............... 4,894,230 4,663,183
King Slide Works Co. Ltd.
(a)
.................. 637,000 101,806,825
King Yuan Electronics Co. Ltd.
(a)
............... 12,349,000 128,103,031
Kinik Co.
(a)
............................. 1,159,000 26,299,725
Kinpo Electronics
(a)
........................ 12,870,000 15,865,348
Kinsus Interconnect Technology Corp. ........... 3,714,064 85,075,435
L&K Engineering Co. Ltd. ................... 1,822,543 45,270,512
Lai Yih Footwear Co. Ltd.
(a)
.................. 599,000 3,199,763
LandMark Optoelectronics Corp.
(a)
............. 854,900 70,079,747
Largan Precision Co. Ltd.
(a)
.................. 1,079,000 121,005,606
Lelon Electronics Corp. ..................... 626,000 7,413,960
Lien Hwa Industrial Holdings Corp.
(a)
............ 13,432,516 17,083,739
Lite-On Technology Corp.
(a)
.................. 22,187,238 163,886,058
Longwell Co.
(a)
........................... 1,532,000 16,813,607
Lotes Co. Ltd.
(a)
.......................... 940,849 78,677,989
Lotus Pharmaceutical Co. Ltd.
(a)
............... 1,589,000 9,850,185
Lumosa Therapeutics Co. Ltd.
(b)
............... 877,000 3,401,163
LuxNet Corp.
(a)
.......................... 1,401,957 27,400,553
M31 Technology Corp.
(a)
.................... 364,484 6,680,966
Machvision, Inc.
(a)
........................ 418,997 11,006,849
Macronix International Co. Ltd.
(a) (b)
............. 20,655,554 108,451,980
Makalot Industrial Co. Ltd.
(a)
.................. 2,414,120 16,647,857
Marketech International Corp. ................ 1,291,000 20,821,284
MediaTek, Inc. ........................... 16,345,572 2,222,205,594
Mega Financial Holding Co. Ltd. ............... 130,427,575 166,481,303
Mega Union Technology, Inc.
(a)
................ 594,000 17,889,527
Mercuries Life Insurance Co. Ltd.
(b)
............. 44,235,123 10,619,084
Merida Industry Co. Ltd.
(a)
................... 2,140,850 4,559,447
Merry Electronics Co. Ltd.
(a)
.................. 2,273,234 6,645,476
Micro-Star International Co. Ltd.
(a)
.............. 7,857,000 32,786,354
Mitac Holdings Corp.
(a)
..................... 10,469,158 29,497,613
momo.com, Inc.
(a)
......................... 779,100 5,720,919
MPI Corp.
(a)
............................. 965,000 180,781,288
Myson Century, Inc. ....................... 513,000 1,031,715
Nan Kang Rubber Tire Co. Ltd.
(a)
.............. 4,437,436 4,253,613
Nan Pao Resins Chemical Co. Ltd.
(a)
............ 573,000 6,546,060
Nan Ya Plastics Corp. ...................... 54,760,440 170,802,152
Nan Ya Printed Circuit Board Corp.
(a)
............ 2,551,000 68,326,539
Nanya Technology Corp.
(a)
................... 13,705,000 148,702,272
Nien Made Enterprise Co. Ltd.
(a)
............... 1,624,000 16,417,573
Novatek Microelectronics Corp.
(a)
.............. 6,372,000 96,987,619
Nuvoton Technology Corp.
(a)
................. 2,534,000 15,302,913
Oneness Biotech Co. Ltd.
(a) (b)
................. 3,998,827 6,396,017
Orient Semiconductor Electronics Ltd.
(a)
.......... 4,939,000 9,516,662
Pan Jit International, Inc. .................... 3,848,200 19,749,013
Pan-International Industrial Corp.
(a)
............. 5,314,366 9,378,064
Parade Technologies Ltd.
(a)
.................. 823,000 21,721,710
Pegatron Corp.
(a)
......................... 22,329,000 62,995,507
Pegavision Corp. ......................... 409,166 4,183,401
PharmaEssentia Corp. ..................... 3,296,209 98,159,082
Pharmally International Holding Co. Ltd.
(b) (d)
....... 597,543 —
Phison Electronics Corp.
(a)
................... 1,965,000 158,142,758
Phoenix Silicon International Corp.
(a)
............ 1,758,000 18,199,536
Pixart Imaging, Inc.
(a)
...................... 1,574,000 11,379,331
Polaris Group
(b)
.......................... 717,025 311,812
Pou Chen Corp.
(a)
........................ 26,081,000 21,174,638
Powerchip Semiconductor Manufacturing Corp.
(a) (b)
.. 34,965,000 97,334,445
Powertech Technology, Inc.
(a)
................. 7,698,000 91,934,123
Poya International Co. Ltd. .................. 746,456 13,738,668
President Chain Store Corp.
(a)
................ 6,107,000 41,719,941
President Securities Corp. ................... 11,675,463 17,632,726
Primax Electronics Ltd.
(a)
.................... 5,174,000 12,182,111
Qisda Corp.
(a)
........................... 13,298,540 12,223,233

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
Quanta Computer, Inc.
(a)
.................... 30,140,000 $ 323,483,371
Quanta Storage, Inc.
(a)
..................... 2,338,000 6,305,964
Radiant Opto-Electronics Corp.
(a)
.............. 4,514,000 15,280,230
Raydium Semiconductor Corp.
(a)
............... 676,000 6,016,897
Realtek Semiconductor Corp.
(a)
............... 5,342,110 98,465,298
Ritek Corp.
(b)
............................ 1 —
Ruentex Development Co. Ltd.
(a)
.............. 16,850,812 12,515,021
Ruentex Engineering & Construction Co. ......... 866,000 4,589,105
Ruentex Industries Ltd.
(a)
.................... 6,776,788 9,518,720
Run Long Construction Co. Ltd.
(a)
.............. 3,669,900 3,454,297
Sanyang Motor Co. Ltd.
(a)
................... 5,589,000 10,812,067
Scientech Corp.
(a)
......................... 602,192 16,437,894
SDI Corp. .............................. 679,000 4,497,694
Sercomm Corp.
(a)
......................... 3,347,000 9,197,978
Shanghai Commercial & Savings Bank Ltd. (The)
(a)
.. 42,862,542 54,359,344
Shihlin Electric & Engineering Corp.
(a)
........... 2,552,000 17,754,692
Shin Zu Shing Co. Ltd.
(a)
.................... 1,808,149 11,630,217
Shinkong Insurance Co. Ltd. ................. 870,000 4,040,957
Shinkong Synthetic Fibers Corp. ............... 17,847,000 12,944,155
Shiny Chemical Industrial Co. Ltd.
(a)
............ 1,052,100 6,228,847
ShunSin Technology Holding Ltd.
(a)
............. 535,000 9,637,064
Sigurd Microelectronics Corp.
(a)
............... 5,219,700 37,660,823
Silergy Corp.
(a)
........................... 3,697,000 70,369,457
Silicon Integrated Systems Corp.
(a)
............. 4,521,750 9,574,188
Simplo Technology Co. Ltd.
(a)
................. 1,484,400 18,604,050
Sinbon Electronics Co. Ltd. .................. 2,289,809 22,925,804
Sino-American Silicon Products, Inc.
(a)
........... 6,241,000 33,905,567
SinoPac Financial Holdings Co. Ltd. ............ 135,506,440 129,774,079
Sitronix Technology Corp. ................... 1,138,000 11,085,724
Solar Applied Materials Technology Corp.
(a)
....... 5,675,710 28,650,160
Solomon Technology Corp.
(a)
................. 1,159,000 5,261,009
Sporton International, Inc.
(a)
.................. 906,252 6,721,822
Standard Foods Corp.
(a)
.................... 5,586,096 4,984,163
Starlux Airlines Co. Ltd.
(a) (b)
.................. 15,769,000 10,292,479
Sunonwealth Electric Machine Industry Co. Ltd.
(a)
... 2,527,535 12,764,188
Supreme Electronics Co. Ltd.
(a)
............... 5,772,009 16,219,063
Synnex Technology International Corp.
(a)
......... 13,568,250 37,161,606
Syntec Technology Co. Ltd. .................. 488,000 36,782,819
Systex Corp.
(a)
........................... 1,977,000 8,216,350
TA Chen Stainless Pipe
(a)
................... 21,215,074 28,155,739
Ta Ya Electric Wire & Cable
(a)
................. 8,437,581 10,519,749
Taichung Commercial Bank Co. Ltd.
(a)
........... 44,082,699 25,963,697
Taiflex Scientific Co. Ltd. .................... 1,508,000 7,798,631
Tainan Spinning Co. Ltd. .................... 14,051,894 5,629,639
Taiwan Acceptance Corp.
(a)
.................. 2,651,202 6,175,293
Taiwan Business Bank
(a)
.................... 85,379,395 44,277,879
Taiwan Cogeneration Corp.
(a)
................. 8,248,095 17,515,947
Taiwan Cooperative Financial Holding Co. Ltd.
(a)
.... 120,890,411 88,368,085
Taiwan Fertilizer Co. Ltd.
(a)
................... 7,277,000 10,825,308
Taiwan Glass Industry Corp.
(a) (b)
............... 11,262,053 25,744,073
Taiwan High Speed Rail Corp.
(a)
............... 18,794,000 14,908,969
Taiwan Hon Chuan Enterprise Co. Ltd.
(a)
......... 3,426,288 13,505,151
Taiwan Mobile Co. Ltd.
(a)
.................... 19,060,000 67,842,173
Taiwan Secom Co. Ltd. ..................... 3,837,185 13,964,313
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 278,951,816 20,666,222,160
Taiwan Shin Kong Security Co. Ltd.
(a)
........... 7,551,577 9,763,256
Taiwan Speciality Chemicals Corp.
(a)
............ 901,000 8,596,689
Taiwan Surface Mounting Technology Corp.
(a)
...... 2,580,000 18,045,413
Taiwan Union Technology Corp. ............... 2,768,000 146,053,755
Tatung Co. Ltd.
(a)
......................... 14,314,650 13,631,862
TCC Group Holdings Co. Ltd.
(a)
............... 73,850,182 57,512,662
Teco Electric and Machinery Co. Ltd.
(a)
.......... 13,371,000 31,751,542
Test Research, Inc.
(a)
...................... 1,722,400 22,018,695
Thinking Electronic Industrial Co. Ltd. ........... 880,000 8,145,539
Security Shares Value
a
Taiwan (continued)
Tigerair Taiwan Co. Ltd.
(a)
................... 1,644,000 $ 2,971,218
Ton Yi Industrial Corp.
(a)
.................... 15,773,000 8,021,981
Tong Hsing Electronic Industries Ltd. ............ 1,811,600 14,214,768
Tong Yang Industry Co. Ltd.
(a)
................. 4,210,400 12,772,723
Topco Scientific Co. Ltd.
(a)
................... 1,854,342 26,614,744
TPK Holding Co. Ltd. ...................... 1,307,000 3,600,712
Transcend Information, Inc.
(a)
................. 2,264,000 24,190,570
Tripod Technology Corp. .................... 5,005,000 82,496,313
TS Financial Holding Co. Ltd.
(a)
............... 235,729,969 175,459,357
TTY Biopharm Co. Ltd.
(a)
.................... 2,241,124 5,253,287
Tung Ho Steel Enterprise Corp.
(a)
.............. 6,128,560 13,206,317
TXC Corp. ............................. 3,484,000 23,757,369
U-Ming Marine Transport Corp.
(a)
.............. 5,485,000 12,081,691
Unimicron Technology Corp. ................. 15,114,552 501,543,901
Union Bank Of Taiwan ..................... 20,454,293 13,353,028
Uni-President Enterprises Corp.
(a)
.............. 52,799,369 121,139,741
Unitech Printed Circuit Board Corp.
(a)
........... 7,466,438 16,112,895
United Integrated Services Co. Ltd.
(a)
............ 1,911,400 70,091,198
United Microelectronics Corp.
(a)
............... 127,369,000 573,408,673
Universal Microwave Technology, Inc. ........... 728,000 50,544,564
UPI Semiconductor Corp.
(a)
.................. 464,000 3,633,394
Vanguard International Semiconductor Corp.
(a)
..... 12,109,585 64,420,124
Via Technologies, Inc.
(a)
..................... 3,443,000 8,396,136
VisEra Technologies Co. Ltd.
(a)
................ 1,270,000 21,068,385
Visual Photonics Epitaxy Co. Ltd.
(a)
............. 1,997,000 26,718,640
Voltronic Power Technology Corp.
(a)
............ 738,493 16,602,292
Wah Lee Industrial Corp.
(a)
.................. 3,289,580 14,443,023
Walsin Lihwa Corp.
(a)
...................... 35,802,968 44,091,594
Walsin Technology Corp. .................... 3,188,597 39,483,832
Wan Hai Lines Ltd.
(a)
....................... 7,847,620 20,542,524
Win Semiconductors Corp.
(a)
................. 3,795,427 63,180,030
Winbond Electronics Corp.
(a)
................. 34,654,946 170,538,118
WinWay Technology Co. Ltd. ................. 285,000 77,939,094
Wisdom Marine Lines Co. Ltd. ................ 5,118,000 12,311,283
Wiselink Co. Ltd.
(a)
........................ 3,565,000 11,397,662
Wistron Corp.
(a)
.......................... 33,501,004 167,711,121
Wiwynn Corp.
(a)
.......................... 1,176,000 201,012,184
WNC Corp.
(a)
............................ 4,164,565 41,942,151
Wowprime Corp. ......................... 841,361 6,249,601
WPG Holdings Ltd. ....................... 17,292,200 64,861,966
WT Microelectronics Co. Ltd.
(a)
................ 8,383,206 76,979,078
XinTec, Inc.
(a)
........................... 1,845,000 15,038,883
XPEC Entertainment, Inc.
(b) (d)
................. 31,000 —
Yageo Corp.
(a)
........................... 17,844,032 415,159,361
Yang Ming Marine Transport Corp.
(a)
............ 18,957,677 31,877,768
Yankey Engineering Co. Ltd.
(a)
................ 731,200 15,093,150
YFY, Inc.
(a)
............................. 13,183,000 10,155,234
Yieh Phui Enterprise Co. Ltd.
(a) (b)
............... 14,491,558 6,318,534
Yuanta Financial Holding Co. Ltd. .............. 119,733,922 227,592,474
Yulon Motor Co. Ltd.
(a)
..................... 6,472,276 5,667,994
Zhen Ding Technology Holding Ltd.
(a)
............ 8,402,950 137,145,289
42,890,700,719
a
Thailand  —  1 .1%
Advanced Info Service PCL , NVDR ............. 11,372,600 123,182,415
Airports of Thailand PCL , NVDR
(a)
.............. 45,552,200 77,103,846
Amata Corp. PCL , NVDR ................... 13,131,230 9,882,146
AP Thailand PCL , NVDR
(a)
................... 37,401,890 8,386,924
B Grimm Power PCL , NVDR
(a)
................ 11,189,700 4,766,873
Bangchak Corp. PCL , NVDR
(a)
................ 10,328,000 10,551,728
Bangkok Airways PCL , NVDR
(a)
............... 17,961,000 8,580,974
Bangkok Chain Hospital PCL , NVDR
(a)
.......... 18,962,050 5,502,940
Bangkok Commercial Asset Management PCL , NVDR 22,367,200 4,433,689
Bangkok Dusit Medical Services PCL , NVDR
(a)
..... 117,623,200 65,728,253
Bangkok Expressway & Metro PCL , NVDR
(a)
...... 85,730,685 13,711,806

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Thailand (continued)
Banpu PCL , NVDR ....................... 87,704,000 $ 15,396,147
BCPG PCL , NVDR ........................ 23,188,125 4,803,377
Betagro PCL , NVDR
(a)
..................... 9,446,200 5,775,983
BTS Group Holdings PCL , NVDR
(a) (b)
............ 111,803,820 6,999,103
Bumrungrad Hospital PCL , NVDR ............. 6,406,100 35,331,543
Carabao Group PCL , NVDR
(a)
................ 4,782,300 5,907,242
Central Pattana PCL , NVDR ................. 22,071,400 43,632,310
Central Plaza Hotel PCL , NVDR
(a)
.............. 7,199,700 7,444,883
CH Karnchang PCL , NVDR
(a)
................. 17,904,500 9,875,712
Charoen Pokphand Foods PCL , NVDR .......... 38,744,900 22,575,776
Chularat Hospital PCL , NVDR
(a)
............... 111,944,600 4,953,149
Com7 PCL , NVDR
(a)
....................... 15,418,100 12,281,741
CP ALL PCL , NVDR
(a)
...................... 59,562,100 86,083,791
Delta Electronics Thailand PCL , NVDR
(a)
......... 35,090,300 378,422,960
Electricity Generating PCL , NVDR
(a)
............ 2,961,900 10,591,851
Gulf Development PCL , Class R , NVDR
(a)
........ 44,286,171 84,273,839
Home Product Center PCL , NVDR
(a)
............ 68,577,175 12,715,388
IRPC PCL , NVDR
(a)
....................... 135,810,300 7,582,519
Kasikornbank PCL , NVDR ................... 6,228,400 38,466,996
KCE Electronics PCL , NVDR
(a)
................ 9,546,900 10,946,773
Kiatnakin Phatra Bank PCL , NVDR
(a)
............ 4,384,600 11,830,183
Krung Thai Bank PCL , NVDR ................ 38,541,200 41,152,457
Krungthai Card PCL , NVDR .................. 13,423,400 12,360,285
Land & Houses PCL , NVDR ................. 81,651,100 9,022,811
MBK PCL , NVDR ......................... 15,147,000 8,652,845
Mega Lifesciences PCL , NVDR ............... 6,387,200 7,065,270
Minor International PCL , NVDR
(a)
.............. 36,141,060 24,951,232
Muangthai Capital PCL , NVDR
(a)
.............. 9,220,200 8,128,307
Osotspa PCL , NVDR ...................... 15,636,100 7,341,217
PTT Exploration & Production PCL , NVDR
(a)
....... 13,910,701 60,535,258
PTT Global Chemical PCL , NVDR
(a)
............ 23,480,800 24,169,820
PTT PCL , NVDR
(a)
........................ 108,908,500 121,306,902
Ratch Group PCL , NVDR ................... 10,511,300 9,922,796
Regional Container Lines PCL , NVDR
(a)
.......... 6,279,400 6,077,772
Sansiri PCL , NVDR ....................... 195,340,500 8,594,616
SCB X PCL , NVDR ....................... 9,131,200 37,717,699
Siam Cement PCL (The) , NVDR
(a)
............. 8,284,700 57,823,918
Sri Trang Agro-Industry PCL , NVDR ............ 11,236,260 6,628,858
Sri Trang Gloves Thailand PCL , NVDR
(a)
......... 13,821,700 4,883,993
Srisawad Corp. PCL , NVDR
(a)
................ 9,953,657 6,695,374
Supalai PCL , NVDR
(a)
...................... 19,358,500 9,219,750
Thai Oil PCL , NVDR ....................... 13,264,800 18,850,730
Thai Union Group PCL , NVDR ................ 31,010,900 10,641,011
Thai Vegetable Oil PCL , NVDR ............... 10,290,510 7,904,832
Thanachart Capital PCL , NVDR ............... 5,786,300 10,621,269
TIDLOR Holdings PCL , NVDR ................ 16,508,104 9,284,197
Tisco Financial Group PCL , NVDR ............. 3,645,800 12,650,752
TMBThanachart Bank PCL , NVDR ............. 234,396,200 16,420,418
True Corp. PCL , NVDR ..................... 118,127,356 50,089,338
TTW PCL , NVDR ......................... 33,181,800 9,481,971
VGI PCL , NVDR
(a)
........................ 140,464,500 4,090,753
WHA Corp. PCL , NVDR
(a)
................... 100,275,800 15,085,508
1,785,094,819
a
Turkey  —  0 .5%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S. ... 7,477,517 5,383,945
Akbank TAS ............................ 35,397,580 48,317,286
Aksa Akrilik Kimya Sanayii A.S. ............... 25,930,552 5,833,850
Aksa Enerji Uretim A.S. , Class B
(b)
............. 501,373 869,350
Alarko Holding A.S.
(a)
...................... 2,427,337 5,009,681
Anadolu Anonim Turk Sigorta Sirketi ............ 10,594,676 6,277,752
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(a)
...... 27,638,133 11,549,597
Aselsan Elektronik Sanayi Ve Ticaret A.S.
(a)
....... 13,334,814 110,489,040
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S. ...................... 707,445 4,777,067
Security Shares Value
a
Turkey (continued)
Baticim Bati Anadolu Cimento Sanayii A.S.
(a) (b)
..... 32,642,138 $ 4,315,457
BatiSoke Soke Cimento Sanayii TAS
(b)
.......... 1,374,207 1,151,660
BIM Birlesik Magazalar A.S.
(a)
................ 10,358,394 83,201,994
Cimsa Cimento Sanayi VE Ticaret A.S.
(a)
......... 7,118,044 7,752,770
CVK Maden Isletmeleri Sanayi VE Ticaret A.S.
(b)
.... 2,401,128 2,436,822
Dogan Sirketler Grubu Holding A.S.
(a)
........... 19,266,757 9,706,664
Dogus Otomotiv Servis ve Ticaret A.S. .......... 1,461,458 5,830,341
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret A.S. .................... 682,885 1,322,855
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(a)
... 25,544,253 10,436,389
Enerjisa Enerji A.S.
(c)
...................... 5,024,275 11,869,726
Enerya Enerji A.S. ........................ 28,711,919 5,511,561
Eregli Demir ve Celik Fabrikalari TAS
(a)
.......... 38,179,403 32,304,147
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A.S. .. 2,580,562 526,324
Gubre Fabrikalari TAS
(a) (b)
................... 1,057,305 12,584,616
Haci Omer Sabanci Holding A.S. .............. 13,017,350 25,660,558
Hektas Ticaret TAS
(a) (b)
..................... 60,300,714 5,187,822
Is Yatirim Menkul Degerler A.S. ............... 6,949,659 5,729,972
Isiklar Enerji ve Yapi Holding A.S.
(b)
............. 1,667,615 4,138,208
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (b)
........................... 12,135,279 10,404,811
Katilimevim Tasarruf Finansman A.S. ........... 4,062,893 11,172,690
KOC Holding A.S.
(a)
....................... 8,050,329 32,930,045
LDR Turizm A.S. ......................... 690,925 1,729,872
LYDIA HOLDING A.S.
(b)
..................... 93,145 406,337
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(b)
..... 2,314,108 3,080,973
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(c)
...... 9,921,224 8,843,093
Migros Ticaret A.S. ........................ 1,148,290 16,291,494
MLP Saglik Hizmetleri A.S. , Class B
(b) (c)
.......... 1,342,164 13,131,519
Nuh Cimento Sanayi A.S. ................... 563,475 2,736,004
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a) (b)
...... 470,207 3,780,754
Oyak Cimento Fabrikalari A.S.
(a)
............... 13,365,308 5,955,736
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a) (b)
........ 3,838,374 9,685,429
Pegasus Hava Tasimaciligi A.S.
(a) (b)
............. 2,714,820 9,984,502
Peker Gayrimenkul Yatirim Ortakligi A.S.
(b)
........ 47,420,211 13,835,889
Petkim Petrokimya Holding A.S.
(a) (b)
............. 18,303,122 8,709,403
Ral Yatirim Holding A.S.
(b)
................... 759,096 4,135,230
Sasa Polyester Sanayi A.S.
(a) (b)
................ 156,088,494 8,948,082
Sok Marketler Ticaret A.S.
(b)
.................. 4,795,402 4,942,701
TAB Gida Sanayi Ve Ticaret A.S. .............. 714,305 4,155,832
TAV Havalimanlari Holding A.S.
(a)
.............. 2,411,651 13,102,828
Tera Yatirim Menkul Degerler A.S.
(b)
............ 689,521 3,156,724
Tera Yatirim Teknoloji Holding A.S.
(b)
............ 10,312,525 6,372,858
Tofas Turk Otomobil Fabrikasi A.S. ............. 1,634,325 10,405,440
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a) (b)
.... 2,640,096 6,153,019
Turk Altin Isletmeleri A.S.
(a) (b)
................. 12,107,224 11,486,720
Turk Hava Yollari AO
(a)
..................... 5,706,436 36,626,035
Turkcell Iletisim Hizmetleri A.S. ................ 12,920,037 28,105,877
Turkiye Is Bankasi A.S. , Class C ............... 96,818,632 27,271,451
Turkiye Petrol Rafinerileri A.S. ................ 10,993,379 55,421,988
Turkiye Sigorta A.S. ....................... 29,502,664 8,021,890
Turkiye Sinai Kalkinma Bankasi A.S. ............ 24,826,116 5,920,329
Turkiye Sise ve Cam Fabrikalari A.S.
(a)
.......... 16,014,893 15,847,909
Ulker Biskuvi Sanayi A.S.
(a)
.................. 2,884,069 7,190,902
Yapi ve Kredi Bankasi A.S.
(a) (b)
................ 38,115,609 27,002,479
Yeni Gimat Gayrimenkul Ortakligi A.S. ........... 312,902 1,637,738
866,760,037
a
United Arab Emirates  —  1 .1%
Abu Dhabi Commercial Bank PJSC ............ 35,380,587 132,758,809
Abu Dhabi Islamic Bank PJSC ................ 16,547,472 92,703,905
Abu Dhabi National Oil Co. for Distribution PJSC ... 36,076,957 38,667,377
ADNOC Drilling Co. PJSC ................... 32,480,808 52,727,217
Adnoc Gas PLC .......................... 68,570,924 64,307,462
ADNOC Logistics & Services ................. 20,560,198 33,638,397

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Arab Emirates (continued)
Agility Global PLC ........................ 50,683,285 $ 20,697,756
Agthia Group PJSC ....................... 4,503,283 4,168,458
Air Arabia PJSC .......................... 29,304,696 39,302,277
Ajman Bank PJSC ........................ 15,604,681 6,032,683
Aldar Properties PJSC ..................... 43,229,598 92,349,226
Amanat Holdings PJSC .................... 32,123,986 11,019,635
Americana Restaurants International PLC - Foreign Co. 33,756,470 18,121,340
Apex Investment Co. PSC
(b)
.................. 9,234,541 8,547,940
Dana Gas PJSC ......................... 58,408,377 14,731,273
Dubai Electricity & Water Authority PJSC ......... 66,306,378 47,189,909
Dubai Financial Market PJSC ................ 20,784,443 8,249,697
Dubai Investments PJSC ................... 29,125,907 29,128,657
Dubai Islamic Bank PJSC ................... 32,556,701 65,622,597
Dubai Residential REIT ..................... 21,517,934 7,243,382
Emaar Development PJSC .................. 10,944,401 43,376,467
Emaar Properties PJSC .................... 70,949,574 229,617,585
Emirates Central Cooling Systems Corp. ......... 23,395,429 10,172,619
Emirates NBD Bank PJSC ................... 21,332,448 161,556,677
Emirates Telecommunications Group Co. PJSC .... 39,128,789 192,685,535
First Abu Dhabi Bank PJSC .................. 49,183,841 226,642,096
Gulf Navigation Holding PJSC
(b)
............... 8,200,041 6,451,803
Lulu Retail Holdings PLC ................... 34,709,010 9,419,306
NMDC Energy PJSC ...................... 13,424,258 10,887,374
Orascom Construction PLC .................. 84,164 1,200,237
Parkin Co. PJSC ......................... 10,236,864 16,156,217
Phoenix Group PLC
(b)
...................... 6,548,818 1,196,335
RAK Properties PJSC
(b)
.................... 19,095,917 5,159,459
Salik Co. PJSC .......................... 21,102,759 30,866,102
Sharjah Islamic Bank ...................... 19,136,814 14,851,370
Space42 PLC
(b)
.......................... 15,360,038 7,435,349
Taaleem Holdings PJSC .................... 3,872,013 3,130,837
1,758,013,365
a
Total Common Stocks — 97.7%
(Cost: $ 91,311,837,862 ) .............................. 158,340,936,653
a
Preferred Stocks
Brazil  —  1 .0%
Alpargatas SA , Preference Shares , NVS ......... 2,989,238 7,347,841
Axia Energia SA , Class B, Preference Shares , NVS .. 2,652,136 29,930,539
Axia Energia SA , Class C, Preference Shares
(b)
.... 3,975,453 39,679,270
Banco ABC Brasil SA , Preference Shares , NVS .... 2,646,207 12,851,904
Banco Bradesco SA , Preference Shares , NVS ..... 58,814,483 206,364,562
Banco do Estado do Rio Grande do Sul SA , Class B,
Preference Shares , NVS .................. 3,557,283 10,316,688
Bradespar SA , Preference Shares , NVS ......... 2,745,157 12,652,249
Braskem SA , Class A, Preference Shares , NVS
(b)
... 743,877 1,542,447
Cia de Ferro Ligas da Bahia FERBASA , Preference
Shares , NVS .......................... 2,850,299 3,491,857
Cia De Saneamento do Parana Sanepar , Preference
Shares , NVS
(b)
......................... 1,793,854 2,635,014
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 18,780,466 40,058,640
Gerdau SA , Preference Shares , NVS ........... 13,814,203 62,354,304
Itau Unibanco Holding SA , Preference Shares , NVS . 60,981,049 484,023,590
Itausa SA , Preference Shares , NVS
(b)
........... 65,087,739 166,701,408
Marcopolo SA , Preference Shares , NVS
(b)
........ 11,622,406 13,961,955
Metalurgica Gerdau SA , Preference Shares , NVS ... 9,586,592 18,623,782
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS
(b)
............................... 49,975,083 416,083,394
Unipar Carbocloro SA , Class B, Preference Shares ,
NVS ................................ 767,307 9,264,785
Security Shares Value
a
Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(b)
........... 6,300,378 $ 13,838,338
1,551,722,567
a
Chile  —  0 .1%
Embotelladora Andina SA , Class B, Preference Shares 4,209,684 21,283,962
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 1,583,070 135,533,160
156,817,122
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 5,121,160 86,122,444
a
South Korea  —  0 .8%
Hanwha Corp. , Preference Shares , NVS ......... 40,017 1,264,419
Hyundai Motor Co. , Series 1, Preference Shares , NVS 240,161 43,621,228
Hyundai Motor Co. , Series 2, Preference Shares , NVS 388,888 70,048,664
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 9,043,853 1,210,008,840
1,324,943,151
a
Total Preferred Stocks — 2.0%
(Cost: $ 1,600,434,208 ) ............................... 3,119,605,284
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(b) (d)
........... 507,679 1
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 1
a
Total Long-Term Investments — 99.7%
(Cost: $ 92,912,272,070 ) .............................. 161,460,541,938
a
Short-Term Securities
Money Market Funds  —  5 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 8,834,382,473 8,837,032,788
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 728,467,469 728,467,469
a
Total Short-Term Securities — 5.9%
(Cost: $ 9,564,500,142 ) ............................... 9,565,500,257
Total Investments —  105.6%
(Cost: $ 102,476,772,212 ) ............................. 171,026,042,195
Liabilities in Excess of Other Assets — ( 5 .6 ) % ............... (8,999,398,365)
Net Assets — 100.0% ................................. $ 162,026,643,830
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,543,285,333  $ 4,294,886,655
(a)
$ —  $ (373,088) $ (766,112) $ 8,837,032,788  8,834,382,473  $ 95,956,666
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 732,040,000  —  (3,572,531)
(a)
—  —  728,467,469  728,467,469  20,319,947  —
$ —  $ (373,088) $ (766,112)
$ 9,565,500,257
$ 116,276,613  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 5,505 06/19/26 $ 481,275 $ 12,428,610

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Core MSCI Emerging Markets ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 19,480,834,803  $ 138,842,338,877  $ 17,762,973  $ 158,340,936,653
Preferred Stocks ......................................... 1,794,662,133  1,324,943,151  —  3,119,605,284
Rights ................................................ —  —  1  1
Short-Term Securities
Money Market Funds ...................................... 9,565,500,257  —  —  9,565,500,257
$ 30,840,997,193  $ 140,167,282,028  $ 17,762,974  $ 171,026,042,195
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,428,610  $ —  $ —  $ 12,428,610
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SJSC Simplified Joint Stock Company
Fair Value Hierarchy as of Period End (continued)